 No. 333-76407

No. 811-9293

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 42
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 42
DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(520) 806-7600
Agents For Service:	Lisa Cohen Davis Selected Advisers, L.P. 2949 East Elvira Road, Suite 101 Tucson, AZ 85756
-or-
Richard Cutshall Greenberg Traurig LLP 1144 15th Street Suite 3300 Denver, CO 80202

It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2026, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On [ ] pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On [ ] pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment
 1

Title of Securities being Registered Common Stock of:
Davis Equity Portfolio
Davis Real Estate Portfolio
Davis Financial Portfolio
EXPLANATORY NOTE
This Post-Effective Amendment contains:
Davis Equity Portfolio Prospectus
Davis Financial Portfolio Prospectus
Davis Real Estate Portfolio Prospectus
Davis Variable Account Fund, Inc. Statement of Additional Information
Part C
Signature Pages
Exhibits
 2

Davis Equity Portfolio
May 1, 2026
Prospectus
A Portfolio of Davis Variable Account Fund, Inc.
Ticker: QDVPAX
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Over 50 Years of Reliable InvestingSM

 This prospectus contains important information. Please read it carefully before investing and keep it for future reference.
No financial adviser, dealer, salesperson, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus, in connection with the offer contained in this prospectus and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund, the Fund’s investment adviser or the Fund’s distributor.
This prospectus does not constitute an offer by the Fund or by the Fund’s distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer.

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Davis Equity Portfolio Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.71%
Less Fee Waiver and/or Expense Reimbursement*	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	0.71%
*
The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00%. The Adviser is obligated to continue the expense cap through May 1, 2027. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Davis Equity Portfolio	$73	$227	$395	$883
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks (including indirect holdings of common stock through Depositary Receipts (as defined below)) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.
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Principal Risks of Investing in the Fund
You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The principal risks of investing in the Fund are:
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
China Risk – Generally. Investment in Chinese securities may subject the Fund to risks that are specific to China. China may be subject to significant amounts of instability, including, but not limited to, economic, political, and social instability. China’s economy may differ from the U.S. economy in certain respects, including, but not limited to, general development, level of government involvement, wealth distribution, and structure.
The Fund may invest in securities issued by variable interest entities (“VIEs”), which are subject to the investment risks associated with the underlying Chinese operating company. A VIE enters into service contracts and other contracts with the Chinese operating company, which provide the VIE with exposure to the company. Although the VIE has no equity ownership of the Chinese operating company, the contractual arrangements permit the VIE to consolidate the Chinese operating company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic, or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities, and less developed trading markets, exchanges, reporting standards, and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.
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Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Calendar Year Total Returns

	Returns	Period Ending
Highest Quarter	19.02%	December 31, 2020
Lowest Quarter	-25.71%	March 31, 2020
Year-to-Date	0.16%	March 31, 2026

Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years
Davis Equity Portfolio	27.24%	13.39%	12.52%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.81%
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since July 1999	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since January 2014	Vice President, Davis Selected Advisers–NY, Inc.
Purchase and Sale of Fund Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the Fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares of the Fund. Redemptions, like purchases, may be effected only through the separate accounts of participating
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insurance companies or through qualified plans. Requests are duly processed at the net asset value next calculated after your order is received in good order by the Fund or its agents. Refer to the appropriate separate account prospectus or plan documents for details.
Tax Information
Because an investment in the Fund may only be made through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Fund will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Investors should look to the Contract Prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
The Fund and its distributor or its affiliates may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Fund as an underlying investment option in a variable contract. Ask your financial advisor for more information.
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Additional Information About Investment Objective, Principal Strategies, and Principal Risks
This prospectus contains important information about investing in the Fund. Please read this prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at davisfunds.com/resources/regulatory-documents.
Investment Objective
The investment objective of Davis Equity Portfolio is long-term growth of capital. The investment objective of the Fund is not a fundamental policy and may be changed by the Board of Directors without a vote of shareholders. The Fund’s prospectus would be amended prior to any change in investment objective and shareholders would be provided at least 30 days’ notice before the change in investment objective was implemented.
Principal Investment Strategies
The principal investment strategies and risks for the Fund are described in more detail above and below. The prospectus and statement of additional information (“SAI”) contain a number of investment strategies and risks that may be important to consider even though they are not principal investment strategies or principal risks for the Fund. The prospectus also contains disclosure that describes Davis Advisors’ process for determining when the Fund may pursue a non-principal investment strategy.
Davis Advisors uses the Davis Investment Discipline to invest Davis Equity Portfolio’s portfolio principally in common stocks (including indirect holdings of common stock through Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.
Principal Risks of Investing in the Fund
If you buy shares of the Fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The likelihood of loss may be greater if you invest for a shorter period of time. This section describes the principal risks (but not the only risks) that could cause the value of your investment in the Fund to decline and which could prevent it from achieving its stated investment objective.
The principal risks of investing in the Fund, listed alphabetically, include:
China Risk – Generally. Investments in Chinese securities may subject the Fund to risks that are specific to China. China may be subject to significant amounts of instability including, but not limited to, economic, political, and social instability. China’s economy may differ from the U.S. economy in certain respects including, but not limited to, general development, level of government involvement, wealth distribution, and structure. The government of China has historically demonstrated its control over almost every sector of the Chinese economy through state ownership and/or administrative regulation. As an example, the Chinese government has taken certain actions that have influenced prices of goods, encouraged companies to invest in certain industries, has induced mergers, and may take such actions or similar actions now or in the future. In addition, the Chinese government has taken actions which could materially impact the business operations of certain industries which could impact underlying holdings. U.S. and Chinese regulators have, and may in the future, impact the ability of Chinese companies to gain access to U.S. capital markets.
For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as VIEs. In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.
While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE
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breaches the terms of the agreement, is subject to legal proceedings, or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.
Chinese law prohibits investments by foreign investors in certain companies in certain industries. Certain industries that impact minors may be at a higher risk of regulatory action. The Chinese government placed new regulations on the companies related to after-school tutoring and private educational services, one of which is mandating that it must now be registered as a non-profit organization.
Common Stock Risk. Common stock represents ownership positions in companies. The prices of common stock fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Events that have a negative impact on a business probably will be reflected in a decline in the price of its common stock. Furthermore, when the total value of the stock market declines, most common stocks, even those issued by strong companies, likely will decline in value. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Depositary Receipts Risk. Securities of a foreign company may involve investing in Depositary Receipts, which include American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. These certificates, which may be sponsored or unsponsored, are issued by depositary banks and, generally, trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends, interest, and corporate actions. Depositary Receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country. Depositary Receipts may trade at a discount or a premium to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. For example, Chinese securities may be subject to increased volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information, and/or political and social instability. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. In unusual situations, it may not be possible to repatriate sales proceeds in a timely fashion. These investments may be very speculative.
Emerging markets might have less developed trading markets and exchanges. These countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Companies operating in emerging markets may not be subject to U.S. prohibitions against doing business with countries that are state sponsors of terrorism. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization, expropriation, or restrictions on foreign ownership of stocks of local companies.
As of March 31, 2026, the emerging market countries were: Bahrain, Bangladesh, Benin, Bermuda, Brazil, Burkina Faso, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Estonia, Greece, Guinea-Bissau, Hungary, Iceland, India, Indonesia, Ivory Coast, Jordan, Kazakhstan, Kenya, Korea, Kuwait, Latvia, Lithuania, Malaysia, Mali, Mauritius, Mexico, Morocco, Niger, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Saudi Arabia, Senegal, Serbia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Togo, Tunisia, Turkey, United Arab Emirates, and Vietnam. Additionally, certain countries that are not on this list may be included at Davis Advisor’s discretion.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset its operating expenses. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund even when that fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Financial Services Risk. A company is “principally engaged” in financial services if it owns financial services related assets constituting at least 50% of the total value of its assets, or if at least 50% of its revenues are derived from its provision of financial services. The financial services sector consists of several different industries that behave differently in different economic and market environments, including banking, insurance, and securities brokerage houses. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing
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companies, insurance companies, and companies providing similar services. Due to the wide variety of companies in the financial services sector, they may react in different ways to changes in economic and market conditions.
Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution — like the failure of another, significant financial institution or material disruptions to the credit markets — may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies, whose securities a fund purchases, may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (5) credit: financial services companies may have exposure to investments or agreements, which, under certain circumstances, may lead to losses, e.g., sub-prime loans; and (6) competition: the financial services sector has become increasingly competitive.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries or classifications (such as real estate, energy, or sub-prime mortgages), and significant competition. The profitability of these businesses is to a significant degree dependent on the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies also may be affected by weather, terrorism, long-term climate changes, and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (e.g., real estate or “junk” bond holdings), and failures of reinsurance carriers.
Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to other financial services companies. These companies are subject to extensive regulation, rapid business changes and volatile performance dependent on the availability and cost of capital, and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage, and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Other Regulatory Limitations. Regulations of the Securities and Exchange Commission (“SEC”) impose limits on: (1) investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business (although there are exceptions, the Fund is prohibited from investing more than 5% of its total assets in a single company that derives more than 15% of its gross revenues from the securities or investment management business); and (2) investments in insurance companies. The Fund, generally, is prohibited from owning more than 10% of the outstanding voting securities of an insurance company.
Foreign Country Risk. Foreign companies may issue both equity and fixed income securities. A company may be classified as either “domestic” or “foreign” depending upon which factors the Adviser considers most important for a given company. Factors that the Adviser considers in classifying a company as domestic or foreign include: (1) whether the company is organized under the laws of the United States or a foreign country; (2) whether the company’s securities principally trade in securities markets outside of the United States; (3) the source of the majority of the company’s revenues or profits; and (4) the location of the majority of the company’s assets. The Adviser generally follows the country classification indicated by a third-party service provider but may use a different country classification if the Adviser’s analysis of the four factors provided above, or other factors that the Adviser deems relevant, indicate that a different country classification is more appropriate. Foreign country risk can be more focused on factors concerning specific countries or geographic areas when the Fund’s holdings are more focused in these countries or geographic areas.
The Fund may invest a significant portion of its assets in securities issued by companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the Fund’s performance to be more volatile than it would be if the Fund invested solely in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to more government regulation. When the Fund invests in foreign securities, its operating expenses are likely to be higher than those of an investment company investing exclusively in U.S. securities, since the custodial and certain other expenses associated with foreign investments are expected to be higher.
Foreign Currency Risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of
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securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline. The Fund may, but generally does not, hedge its currency risk.
Headline Risk. Davis Advisors seeks to acquire companies with durable business models that can be purchased at attractive valuations relative to what Davis Advisors believes to be the companies’ intrinsic values. Davis Advisors may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s public filings may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company’s stock may never recover or may become worthless.
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Investing in mid- and small-capitalization companies may be more risky than investing in large-capitalization companies. Smaller companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund’s ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a mid- or small-capitalization company for whom there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings in that security. In that case, the Fund might receive a lower price for its holdings than otherwise might be obtained. Mid- and small-capitalization companies also may be unseasoned. These include companies that have been in operation for less than three years, including the operations of any predecessors.
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines. As an example, U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political, and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs and/or retaliatory tariffs imposed by the U.S. and other countries. While COVID-19 is no longer a global pandemic as of 2023, the recovery from COVID-19 may last for a prolonged period of time. In addition, as a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war may continue to contribute to market volatility. Further, the conflicts in the Middle East may lead to overall economic uncertainty and negative impacts on the global economy and major financial markets. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets. Continuing market volatility as a result of recent market conditions, U.S. political developments, or other events may have an adverse effect on the performance of the Fund.
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Principal Investment Strategies and Risks
Davis Funds may implement investment strategies that are not principal investment strategies if, in the Adviser’s professional judgment, the strategies are appropriate. A strategy includes any policy, practice, or technique used by the Fund to achieve its investment objective. Whether a particular strategy, including a strategy to invest in a particular type of security, is a principal investment strategy depends on the strategy’s anticipated importance in achieving the Fund’s investment objective and how the strategy affects the Fund’s potential risks and returns. In determining what is a principal investment strategy, the Adviser considers, among other things, the amount of the Fund’s assets expected to be committed to the strategy, the amount of the Fund’s assets expected to be placed at risk by the strategy, and the likelihood of the Fund losing some or all of those assets from implementing the strategy. Non-principal investment strategies are generally those investments that constitute less than 5% to 10% of the Fund’s assets, depending upon their potential impact on the investment performance of the Fund.
While the Adviser expects to pursue the Fund’s investment objective by implementing the principal investment strategies described in this prospectus, the Adviser may employ non-principal investment strategies or securities if, in Davis Advisors’ professional judgment, the securities, trading, or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether the strategy: (1) is likely to be consistent with shareholders’ reasonable
Prospectus | Davis Funds | 10

expectations; (2) is likely to assist the Adviser in pursuing the Fund’s investment objective; (3) is consistent with the Fund’s investment objective; (4) will not cause the Fund to violate any of its fundamental or non-fundamental investment restrictions; and (5) will not materially change the Fund’s risk profile from the risk profile that results from following the principal investment strategies as described in this prospectus and further explained in the SAI, as amended from time to time.
Concentrated Shareholder Base. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares. Ownership of Fund shares may be concentrated in only a few insurance companies. A redemption by an insurance company could result in a large outflow that may negatively impact the performance and expenses of the Fund. Please see the SAI for a table listing the name and holdings of each account known by the Davis Variable Account Fund, Inc., to be a record owner of more than 5% of the outstanding shares of the Fund.
Liquidity Risk Management. While it is not anticipated to be an issue, the Fund’s Portfolio is managed with the restrictions and requirements of the Liquidity Rule’s limitations in mind, by the implementation of a Liquidity Risk Management Program (the “LRMP”). The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s: (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on the Fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of that fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Davis Funds' investments into one of four liquidity classifications as provided for in the Liquidity Rule.
At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2024, through March 31, 2025. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future.
Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. The resale price reflects the purchase price plus an agreed-on incremental amount, which is unrelated to the coupon rate or maturity of the purchased security. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the collateral during the period, while the Fund seeks to enforce its rights thereto; (2) possible loss of all or a part of the income during this period; and (3) expenses of enforcing its rights.
The Fund will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Fund may enter into tri-party repurchase agreements in which a third-party custodian bank ensures the timely and accurate exchange of cash and collateral. The majority of these transactions run from day-to-day and delivery pursuant to the resale typically occurs within one to seven days of the purchase. The Fund normally will not enter into repurchase agreements maturing in more than seven days.
Short-Term Investments. The Fund may use short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities.
Temporary Defensive Investments. The Fund may, but is not required to, use short-term investments for temporary defensive purposes. In the event that Davis Advisors’ Portfolio Managers anticipate a decline in the values of the companies in which the Fund invests (due to economic, political, or other factors), the Fund may reduce its risk by investing in short-term securities until market conditions improve. While the Fund is invested in short-term investments, it will not be pursuing its stated investment objective. Unlike equity securities, these investments will not appreciate in value when the market advances and will not contribute to long-term growth of capital.
For more details concerning current investments and market outlook, please see the Fund’s most recent shareholder report.
Management and Organization
Davis Selected Advisers, L.P. (“Davis Advisors”) serves as the investment adviser for each of the Davis Funds. Davis Advisors’ offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. Davis Advisors provides investment advice for Davis Funds, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds, exchange-traded funds and institutional and individual clients. For the fiscal year-ended December 31, 2025, Davis Advisors’ net management fee paid by the Fund for its services (based on average
Prospectus | Davis Funds | 11

net assets) was 0.55%. A discussion regarding the basis for the approval of the Fund’s investment advisory and service agreement by the Fund’s Board of Directors is contained in the Fund’s most recent semi-annual Form N-CSR financial statements.
Davis Selected Advisers–NY, Inc. serves as the sub-adviser for the Davis Funds. Davis Selected Advisers–NY, Inc.’s offices are located at 620 Fifth Avenue, 3rd Floor, New York, New York 10020. Davis Selected Advisers–NY, Inc. provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. Davis Selected Advisers–NY, Inc.’s fee is paid by Davis Advisors, not Davis Funds.
Execution of Portfolio Transactions. Davis Advisors places orders with broker-dealers for the portfolio transactions of Davis Funds. Davis Advisors seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, Davis Advisors considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, Davis Advisors may place orders for Davis Funds' portfolio transactions with broker-dealers who have sold shares of the Fund. However, when Davis Advisors places orders for the Fund’s portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the Fund. In placing orders for Davis Funds' portfolio transactions, the Adviser does not commit to any specific amount of business with any particular broker-dealer.
Over the last three fiscal years, the Fund paid the following brokerage commissions:
Fiscal Year-Ended December 31,	2025	2024	2023
Brokerage commissions paid:	$15,134	$16,772	$8,465
Brokerage as a percentage of average net assets:	0.01%	0.02%	0.01%
Portfolio Managers
◼
Christopher Davis has served as a Portfolio Manager of Davis Equity Portfolio since the inception of the Fund on July 1, 1999; he also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an analyst and Portfolio Manager for Davis Advisors since 1989.
◼
Danton Goei has served as a Portfolio Manager of Davis Equity Portfolio since January 2014 and also manages other equity funds advised by Davis Advisors. Mr. Goei started with Davis Advisors as a Research Analyst in November 1998.
The Portfolio Managers listed above are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. A limited portion of the Fund’s assets may be managed by Davis Advisors’ Research Analysts, subject to review by the Fund’s Portfolio Managers.
The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ investments in the Fund.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.
Shareholder Information
Procedures and Shareholder Rights Are Described by Current Prospectus and Other Disclosure Documents
Investors should look to the most recent prospectus and SAI, as amended or supplemented from time to time, for information concerning the Fund, including information on how to purchase and redeem Fund shares and how to contact the Fund. The most recent prospectus and SAI (including any supplements or amendments thereto) will be on file with the Securities and Exchange Commission as part of the Fund’s registration statement. Please also see the back cover of this prospectus for information on other ways to obtain information about the Fund.
How Your Shares Are Valued
Once you open your account, you may buy or sell shares on any day that the New York Stock Exchange (the “NYSE”) is open for trading. The price of your shares is based upon the total value of the Fund’s investments. Your account balance may change daily because the share price may change daily.
The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, on each day the NYSE is open or as of the time it closes, if earlier.
Valuation of Portfolio Securities
The Board of Directors of the Davis Funds has delegated the determination of fair value of securities to Davis Selected Advisers, L.P. The Adviser has implemented policies and procedures that govern the pricing of securities for the Davis Funds, as discussed below.
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The Adviser values securities for which market quotations are readily available at current value. Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value. Securities listed on the NYSE, NASDAQ, and other national exchanges are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.
Securities, including illiquid or restricted securities, for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than an NAV determined by using market quotations. The Board of Directors reviews and discusses with management a summary of fair valued securities in quarterly board meetings.
In general, foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time when the Fund values its portfolio securities, which may affect the value of such securities. Securities denominated in foreign currencies and traded in foreign markets will have their values converted into U.S. dollar equivalents at the prevailing exchange rates as computed by State Street Bank and Trust Company. Fluctuation in the values of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund’s shares even if there has not been any change in the foreign currency prices of the Fund’s investments.
Securities of smaller companies are also generally more likely to require a fair value determination because they may be thinly traded and less liquid than traditional securities of larger companies.
The Fund may occasionally be entitled to receive award proceeds from litigation relating to an investment security. The Fund generally does not recognize a gain on contingencies until such payment is certain, which in most cases is when it receives payment.
To the extent that the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s NAV may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Fund is open for business because markets or exchanges other than the NYSE may be closed. If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal market calculation time. For example, the primary trading markets for the Fund may close early on the day before certain holidays and the day after Thanksgiving.
Fixed income securities may be valued at prices supplied by the Davis Funds' pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Government bonds, corporate bonds, asset-backed bonds, convertible securities, and high-yield or junk bonds are normally valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institutional trading in similar groups of securities, developments related to special securities, dividend rate, maturity, and other market data. Prices for fixed income securities received from pricing services sometimes represent best estimates. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Adviser will arrive at its own fair valuation using its fair value procedures.
Portfolio Holdings
A description of Davis Funds' policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.
The Fund’s complete schedules of investments are filed with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available, without charge, upon request, by calling 1-800-279-0279, on the Davis Funds' website at davisfunds.com/resources/regulatory-documents, and on the SEC’s website at www.sec.gov. Lists of the Fund’s month-end and quarter-end holdings are also available at www.davisfunds.com. They become available on or about the 10th day following each respective time period and remain available on the website until the list is updated for the subsequent period.
Dividends and Distributions
The Fund generally declares and pays dividends and short- and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.
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Mixed and Shared Funding
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of insurance companies funding variable annuity and variable life insurance policies. Due to differences in tax treatment and other considerations, the interests of various contract holders investing in separate accounts investing in the Fund may conflict. Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a Fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
Federal Income Taxes
Because Shares of the Fund may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Fund will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1∕2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers, the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.
The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distributions each year of all their net investment income and net capital gains. In addition, because the Shares of the Fund are sold in connection with variable insurance contracts, the Fund intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code.
Fees and Expenses of the Fund
The Fund must pay operating fees and expenses.
Management Fee
The management fee covers the normal expenses of managing the Fund, including compensation, research costs, corporate overhead and related expenses.
Distribution Plans
The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. Currently, the Fund does not make and does not intend to make any payments under this plan. If, in the future, the Fund begins making payments under the plan, then these fees would be paid out of the Fund’s assets on an ongoing basis. These fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.
Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These fees may include legal, audit, custodial fees, the costs of printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences, and payments to third parties that provide recordkeeping services or administrative services for investors in the Fund.
Total Fund Operating Expenses
The total cost of operating a mutual fund is reflected in its expense ratio. A shareholder does not pay operating costs directly. Instead, operating costs are deducted before the Fund’s NAV is calculated and are expressed as a percentage of the Fund’s average daily net assets. The effect of these expenses is reflected in the performance results for the Fund. Investors should examine total operating expenses closely in the prospectus, especially when comparing one fund with another fund in the same investment category.
Fees Paid to Dealers and Other Financial Intermediaries
In 2025, Davis Advisors and its affiliates were charged additional fees by the insurance companies listed below. The amount of the fee is negotiated with each insurance company. Such payments were for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such fees by Davis Advisors or its affiliates does not increase the fees paid by the Fund or their respective shareholders. Insurance companies may be added or deleted at any time.
American Skandia Life Assurance Corporation; Annuity Investors Life Insurance Company; Great-West Life & Annuity Insurance Company; The Guardian Insurance & Annuity Company, Inc.; Horace Mann Life Insurance Company; Nationwide Insurance Company; New York Life Investment Management LLC; Pruco Life Insurance Company of Arizona; Pruco Life Insurance Company of New Jersey; Prudential Insurance Company of America; Transamerica Life Insurance Company; and Transamerica Financial Life Insurance Company.
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Investors should consult their financial intermediary regarding the details of payments they may receive in connection with the sale of Fund shares.
Purchase and Redemption of Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the Fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares of the Fund.
REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY’S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.
The Fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a proper redemption request. However, in some cases, payment from the Fund may take longer than one business day and may take up to seven days as is generally permitted by the Investment Company Act of 1940, as amended. The Fund may, under limited circumstances, be permitted to pay redemption proceeds beyond seven days following receipt and acceptance of a proper redemption request.
Under normal conditions, the Fund typically expects to meet shareholder redemption requests by using available cash (or cash equivalents) or by selling portfolio securities. The Fund may use additional methods to meet shareholder redemption requests, if they become necessary. These methods may be used during both normal and stressed market conditions. These methods may include, but are not limited to, the use of overdraft protection afforded by the Fund’s custodian bank or borrowing from a line of credit.
In addition to paying redemption proceeds in cash, the Fund reserves the right to pay part or all of your redemption proceeds with Fund securities or other Fund assets instead of cash (in-kind redemption). On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.
Right to Reject or Restrict any Purchase or Exchange Order
Purchases and exchanges should be made primarily for investment purposes. The Fund may reject, restrict, or cancel, without any prior notice, any purchase orders for any reason. For example, the Fund does not allow market timing because short-term trading or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. As described below, almost all of the Fund’s shareholders invest in the Fund through omnibus accounts maintained by insurance companies. We request that the insurance companies offering variable annuity and variable life insurance products discourage frequent trading by contract owners. Although we do not allow market timing, there can be no guarantee that the Fund will be successful in curbing abusive short-term transactions.
Frequent Purchases and Redemptions of Fund Shares
Davis Funds discourage short-term or excessive trading, do not accommodate short-term or excessive trading, and, if detected, intend to restrict or reject such trading or take other action if in the judgment of Davis Advisors such trading may be detrimental to the interest of the Fund. Such strategies may dilute the value of fund shares held by long-term shareholders, interfere with the efficient management of the Fund’s portfolio, and increase brokerage and administrative costs.
The Davis Funds’ Board of Directors has adopted a 30-day restriction policy with respect to the frequent purchase and redemption of Fund shares. Under the 30-day restriction, any shareholder redeeming shares from a fund will be precluded from investing in the same fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of an exchange transaction. Certain financial intermediaries, such as 401(k) plan administrators, may apply purchase and exchange limitations that are different than the limitations discussed above. These limitations may be more or less restrictive than the limitations imposed by Davis Funds but are designed to detect and prevent excessive trading. Shareholders should consult their financial intermediaries to determine what purchase and exchange limitations may be applicable to their transactions in Davis Funds through those financial intermediaries. To the extent reasonably feasible, the Fund’s market timing procedures apply to all shareholder accounts and neither Davis Funds nor Davis Advisors have entered into agreements to exempt any shareholder from application of either Davis Funds’ or a financial intermediary’s market-timing procedures, as applicable.
Davis Funds receive purchase, exchange, and redemption orders from many financial intermediaries that maintain omnibus accounts with the Funds. Omnibus account arrangements permit financial intermediaries to aggregate their clients’ transactions and ownership positions. If Davis Funds or the Distributor discovers evidence of material excessive trading in an
Prospectus | Davis Funds | 15

omnibus account, they may seek the assistance of the financial intermediary to prevent further excessive trading in the omnibus account. Shareholders seeking to engage in excessive trading practices may employ a variety of strategies to avoid detection and there can be no assurance that Davis Funds will successfully prevent all instances of market timing.
If Davis Funds, at its discretion, identify any activity that may constitute frequent trading, it reserves the right to restrict further trading activity regardless of whether the activity exceeds the Fund’s written guidelines. In applying this policy, Davis Funds reserves the right to consider the trading of multiple accounts under common ownership, control, or influence to be trading out of a single account.
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years ended December 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements, are included in the Annual Financial Statements and Other Information, which is available upon request.
Prospectus | Davis Funds | 16

Financial Highlights
DAVIS EQUITY PORTFOLIO
The following financial information represents selected data for each share of capital stock outstanding throughout each period:
	Year ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.81	$6.24	$5.28	$8.98	$9.17
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.07	0.08	0.07	0.07	0.06
Net Realized and Unrealized Gains (Losses)	1.52	1.06	1.66	(1.91)	1.59
Total from Investment Operations	1.59	1.14	1.73	(1.84)	1.65
Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.08)	(0.09)	(0.10)	(0.07)
Distributions from Realized Gains	(1.06)	(1.49)	(0.68)	(1.76)	(1.77)
Total Dividends and Distributions	(1.13)	(1.57)	(0.77)	(1.86)	(1.84)
Net Asset Value, End of Period	$6.27	$5.81	$6.24	$5.28	$8.98
Total Return[b]	27.24%	18.05%	32.63%	(20.13)%	17.85%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$110,559	$100,016	$98,573	$85,418	$218,296
Ratio of Expenses to Average Net Assets:
Gross	0.71%	0.72%	0.73%	0.69%	0.65%
Net[c]	0.71%	0.72%	0.73%	0.69%	0.65%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.13%	1.16%	0.92%	0.52%
Portfolio Turnover Rate[d]	15%	19%	9%	8%	20%
a
Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
c
The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
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Investment Company Act File No. 811-09293

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
1-800-279-0279
www.davisfunds.com
Obtaining Additional Information
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI provides more detailed information about the Fund and its management and operations. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
The Fund’s SAI and annual report have been filed with the Securities and Exchange Commission, are incorporated into this prospectus by reference, and are legally a part of this prospectus.
The Fund’s SAI, annual and semi-annual reports to shareholders, and other information such as Fund financial statements are available, without charge, upon request:
From Your Insurance Company or Your Account Representative: Your insurance company or account representative can provide you with a copy of these documents.
By Telephone: Call the Fund toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time. You may also call this number for account inquiries.
By Mail: Write to Davis Funds, P.O. Box 219197, Kansas City, MO 64121-9197
On the Internet: davisfunds.com/resources/regulatory-documents
By email: dvsinvestor.services@dsaco.com
From the SEC: Reports and other information about the Fund are also available on the EDGAR database on the SEC website (www.sec.gov). Additional copies of the registration statement can be obtained, for a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Davis Financial Portfolio
May 1, 2026
Prospectus
A Portfolio of Davis Variable Account Fund, Inc.
Ticker: QDFPAX
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Over 50 Years of Reliable InvestingSM

 This prospectus contains important information. Please read it carefully before investing and keep it for future reference.
No financial adviser, dealer, salesperson, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus, in connection with the offer contained in this prospectus and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund, the Fund’s investment adviser or the Fund’s distributor.
This prospectus does not constitute an offer by the Fund or by the Fund’s distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer.

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Davis Financial Portfolio Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waiver and/or Expense Reimbursement*	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	0.75%
*
The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00%. The Adviser is obligated to continue the expense cap through May 1, 2027. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Davis Financial Portfolio	$77	$240	$417	$930
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest, under normal market conditions, at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through Depositary Receipts (as defined below)). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies are classified by GICS based on their principal business activity. Revenue is a key factor in determining a firm’s principal business activity. Financial services companies include those with their principal business activity in one of the following areas: banks, financial services, consumer finance, capital markets, insurance, and mortgage REITs.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’
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goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.
Principal Risks of Investing in the Fund
You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The principal risks of investing in the Fund are:
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.
Credit Risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
Interest Rate Sensitivity Risk. Interest rates may have a powerful influence on the earnings of financial institutions.
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.
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Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic, or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities, and less developed trading markets, exchanges, reporting standards, and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index, and the S&P 500 Financials Index. The S&P 500 Financials Index is a measure of the performance of the companies in the financial sector as a subset of the S&P 500 Index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Calendar Year Total Returns

	Returns	Period Ending
Highest Quarter	26.76%	December 31, 2020
Lowest Quarter	-34.45%	March 31, 2020
Year-to-Date	-8.78%	March 31, 2026

Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years
Davis Financial Portfolio	29.12%	18.13%	12.92%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.81%
S&P 500 Financials Index reflects no deduction for fees, expenses or taxes	15.02%	15.26%	13.17%
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since January 2014; and from July 1999 until May 2007	Chairman, Davis Selected Advisers, L.P.
Pierce Crosbie	Since December 2018	Vice President, Davis Selected Advisers–NY, Inc.
Purchase and Sale of Fund Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the Fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares of the Fund. Redemptions, like purchases, may be effected only through the separate accounts of participating
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insurance companies or through qualified plans. Requests are duly processed at the net asset value next calculated after your order is received in good order by the Fund or its agents. Refer to the appropriate separate account prospectus or plan documents for details.
Tax Information
Because an investment in the Fund may only be made through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Fund will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Investors should look to the Contract Prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
The Fund and its distributor or its affiliates may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Fund as an underlying investment option in a variable contract. Ask your financial advisor for more information.
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Additional Information About Investment Objective, Principal Strategies, and Principal Risks
This prospectus contains important information about investing in the Fund. Please read this prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at davisfunds.com/resources/regulatory-documents.
Investment Objective
The investment objective of Davis Financial Portfolio is long-term growth of capital. The investment objective of the Fund is not a fundamental policy and may be changed by the Board of Directors without a vote of shareholders. The Fund’s prospectus would be amended prior to any change in investment objective and shareholders would be provided at least 30 days’ notice before the change in investment objective was implemented.
Principal Investment Strategies
The principal investment strategies and risks for the Fund are described in more detail above and below. The prospectus and statement of additional information (“SAI”) contain a number of investment strategies and risks that may be important to consider even though they are not principal investment strategies or principal risks for the Fund. The prospectus also contains disclosure that describes Davis Advisors’ process for determining when the Fund may pursue a non-principal investment strategy.
Davis Advisors uses the Davis Investment Discipline to invest at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets. A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies, and companies providing similar services.
Principal Risks of Investing in the Fund
If you buy shares of the Fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The likelihood of loss may be greater if you invest for a shorter period of time. This section describes the principal risks (but not the only risks) that could cause the value of your investment in the Fund to decline and which could prevent it from achieving its stated investment objective.
The principal risks of investing in the Fund, listed alphabetically, include:
Common Stock Risk. Common stock represents ownership positions in companies. The prices of common stock fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Events that have a negative impact on a business probably will be reflected in a decline in the price of its common stock. Furthermore, when the total value of the stock market declines, most common stocks, even those issued by strong companies, likely will decline in value. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Credit Risk. Like any borrower, the issuer of a fixed income security may be unable to make timely payments of interest and principal. If the issuer is unable to make payments in a timely fashion, the value of the security will decline and may become worthless. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal. Even U.S. Government Securities are subject to credit risk.
Depositary Receipts Risk. Securities of a foreign company may involve investing in Depositary Receipts, which include American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. These certificates, which may be sponsored or unsponsored, are issued by depositary banks and, generally, trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends, interest, and corporate actions. Depositary Receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country. Depositary Receipts may trade at a discount or a premium to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and
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their prices may be more volatile than securities of issuers in more developed markets. For example, Chinese securities may be subject to increased volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information, and/or political and social instability. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. In unusual situations, it may not be possible to repatriate sales proceeds in a timely fashion. These investments may be very speculative.
Emerging markets might have less developed trading markets and exchanges. These countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Companies operating in emerging markets may not be subject to U.S. prohibitions against doing business with countries that are state sponsors of terrorism. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization, expropriation, or restrictions on foreign ownership of stocks of local companies.
As of March 31, 2026, the emerging market countries were: Bahrain, Bangladesh, Benin, Bermuda, Brazil, Burkina Faso, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Estonia, Greece, Guinea-Bissau, Hungary, Iceland, India, Indonesia, Ivory Coast, Jordan, Kazakhstan, Kenya, Korea, Kuwait, Latvia, Lithuania, Malaysia, Mali, Mauritius, Mexico, Morocco, Niger, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Saudi Arabia, Senegal, Serbia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Togo, Tunisia, Turkey, United Arab Emirates, and Vietnam. Additionally, certain countries that are not on this list may be included at Davis Advisor’s discretion.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset its operating expenses. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund even when that fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Financial Services Risk. A company is “principally engaged” in financial services if it owns financial services related assets constituting at least 50% of the total value of its assets, or if at least 50% of its revenues are derived from its provision of financial services. The financial services sector consists of several different industries that behave differently in different economic and market environments, including banking, insurance, and securities brokerage houses. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies, and companies providing similar services. Due to the wide variety of companies in the financial services sector, they may react in different ways to changes in economic and market conditions.
Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution — like the failure of another, significant financial institution or material disruptions to the credit markets — may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies, whose securities a fund purchases, may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (5) credit: financial services companies may have exposure to investments or agreements, which, under certain circumstances, may lead to losses, e.g., sub-prime loans; and (6) competition: the financial services sector has become increasingly competitive.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries or classifications (such as real estate, energy, or sub-prime mortgages), and significant competition. The profitability of these businesses is to a significant degree dependent on the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies also may be affected by weather, terrorism, long-term climate changes, and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (e.g., real estate or “junk” bond holdings), and failures of reinsurance carriers.
Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to other financial services companies. These companies are subject to extensive regulation, rapid business changes and volatile performance dependent on the availability and cost of capital, and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this
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industry. Investment banking, securities brokerage, and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Other Regulatory Limitations. Regulations of the Securities and Exchange Commission (“SEC”) impose limits on: (1) investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business (although there are exceptions, the Fund is prohibited from investing more than 5% of its total assets in a single company that derives more than 15% of its gross revenues from the securities or investment management business); and (2) investments in insurance companies. The Fund, generally, is prohibited from owning more than 10% of the outstanding voting securities of an insurance company.
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.
A Fund may be classified as a “non-diversified” fund under the 1940 Act, which means that it is permitted to invest its assets in a more limited number of issuers than “diversified” investment companies. A diversified investment company may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and securities of other investment companies) and may not own more than 10% of the outstanding voting securities of any one issuer. While a Fund may be a non-diversified investment company, and therefore not subject to the statutory diversification requirements discussed above, the Fund may still intend to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
At any given point in time, a diversified fund may not meet the diversification test outlined above due to appreciation in its portfolio holdings. In such case, the Fund is not required to sell portfolio holdings to meet the diversification test.
The diversification standards under the Internal Revenue Code require that a fund diversify its holdings so that, at the end of each fiscal quarter, (1) at least 50% of the market value of a fund’s assets are represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities limited with respect to any one issuer to an amount not greater than 5% of a fund’s assets and 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of a fund’s assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which a fund controls (i.e., owns, directly or indirectly, 20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.
Foreign Country Risk. Foreign companies may issue both equity and fixed income securities. A company may be classified as either “domestic” or “foreign” depending upon which factors the Adviser considers most important for a given company. Factors that the Adviser considers in classifying a company as domestic or foreign include: (1) whether the company is organized under the laws of the United States or a foreign country; (2) whether the company’s securities principally trade in securities markets outside of the United States; (3) the source of the majority of the company’s revenues or profits; and (4) the location of the majority of the company’s assets. The Adviser generally follows the country classification indicated by a third-party service provider but may use a different country classification if the Adviser’s analysis of the four factors provided above, or other factors that the Adviser deems relevant, indicate that a different country classification is more appropriate. Foreign country risk can be more focused on factors concerning specific countries or geographic areas when the Fund’s holdings are more focused in these countries or geographic areas.
The Fund may invest a significant portion of its assets in securities issued by companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the Fund’s performance to be more volatile than it would be if the Fund invested solely in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to more government regulation. When the Fund invests in foreign securities, its operating expenses are likely to be higher than those of an investment company investing exclusively in U.S. securities, since the custodial and certain other expenses associated with foreign investments are expected to be higher.
Foreign Currency Risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline. The Fund may, but generally does not, hedge its currency risk.
Headline Risk. Davis Advisors seeks to acquire companies with durable business models that can be purchased at attractive valuations relative to what Davis Advisors believes to be the companies’ intrinsic values. Davis Advisors may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s public filings may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company’s stock may never recover or may become worthless.
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Interest Rate Sensitivity Risk. Interest rates may have a powerful influence on the earnings of financial institutions.
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Investing in mid- and small-capitalization companies may be more risky than investing in large-capitalization companies. Smaller companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund’s ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a mid- or small-capitalization company for whom there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings in that security. In that case, the Fund might receive a lower price for its holdings than otherwise might be obtained. Mid- and small-capitalization companies also may be unseasoned. These include companies that have been in operation for less than three years, including the operations of any predecessors.
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines. As an example, U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political, and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs and/or retaliatory tariffs imposed by the U.S. and other countries. While COVID-19 is no longer a global pandemic as of 2023, the recovery from COVID-19 may last for a prolonged period of time. In addition, as a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war may continue to contribute to market volatility. Further, the conflicts in the Middle East may lead to overall economic uncertainty and negative impacts on the global economy and major financial markets. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets. Continuing market volatility as a result of recent market conditions, U.S. political developments, or other events may have an adverse effect on the performance of the Fund.
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Principal Investment Strategies and Risks
Davis Funds may implement investment strategies that are not principal investment strategies if, in the Adviser’s professional judgment, the strategies are appropriate. A strategy includes any policy, practice, or technique used by the Fund to achieve its investment objective. Whether a particular strategy, including a strategy to invest in a particular type of security, is a principal investment strategy depends on the strategy’s anticipated importance in achieving the Fund’s investment objective and how the strategy affects the Fund’s potential risks and returns. In determining what is a principal investment strategy, the Adviser considers, among other things, the amount of the Fund’s assets expected to be committed to the strategy, the amount of the Fund’s assets expected to be placed at risk by the strategy, and the likelihood of the Fund losing some or all of those assets from implementing the strategy. Non-principal investment strategies are generally those investments that constitute less than 5% to 10% of the Fund’s assets, depending upon their potential impact on the investment performance of the Fund.
While the Adviser expects to pursue the Fund’s investment objective by implementing the principal investment strategies described in this prospectus, the Adviser may employ non-principal investment strategies or securities if, in Davis Advisors’ professional judgment, the securities, trading, or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether the strategy: (1) is likely to be consistent with shareholders’ reasonable expectations; (2) is likely to assist the Adviser in pursuing the Fund’s investment objective; (3) is consistent with the Fund’s investment objective; (4) will not cause the Fund to violate any of its fundamental or non-fundamental investment restrictions; and (5) will not materially change the Fund’s risk profile from the risk profile that results from following the principal investment strategies as described in this prospectus and further explained in the SAI, as amended from time to time.
Concentrated Shareholder Base. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares. Ownership of Fund shares may be concentrated in only a few insurance companies. A redemption by an insurance company could result in a large outflow that may negatively impact the performance and expenses of the Fund. Please see the SAI for a table listing the name and holdings of each account known by the Davis Variable Account Fund, Inc., to be a record owner of more than 5% of the outstanding shares of the Fund.
Prospectus | Davis Funds | 10

Liquidity Risk Management. While it is not anticipated to be an issue, the Fund’s Portfolio is managed with the restrictions and requirements of the Liquidity Rule’s limitations in mind, by the implementation of a Liquidity Risk Management Program (the “LRMP”). The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s: (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on the Fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of that fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Davis Funds' investments into one of four liquidity classifications as provided for in the Liquidity Rule.
At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2024, through March 31, 2025. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future.
Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. The resale price reflects the purchase price plus an agreed-on incremental amount, which is unrelated to the coupon rate or maturity of the purchased security. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the collateral during the period, while the Fund seeks to enforce its rights thereto; (2) possible loss of all or a part of the income during this period; and (3) expenses of enforcing its rights.
The Fund will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Fund may enter into tri-party repurchase agreements in which a third-party custodian bank ensures the timely and accurate exchange of cash and collateral. The majority of these transactions run from day-to-day and delivery pursuant to the resale typically occurs within one to seven days of the purchase. The Fund normally will not enter into repurchase agreements maturing in more than seven days.
Short-Term Investments. The Fund may use short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities.
Temporary Defensive Investments. The Fund may, but is not required to, use short-term investments for temporary defensive purposes. In the event that Davis Advisors’ Portfolio Managers anticipate a decline in the values of the companies in which the Fund invests (due to economic, political, or other factors), the Fund may reduce its risk by investing in short-term securities until market conditions improve. While the Fund is invested in short-term investments, it will not be pursuing its stated investment objective. Unlike equity securities, these investments will not appreciate in value when the market advances and will not contribute to long-term growth of capital.
For more details concerning current investments and market outlook, please see the Fund’s most recent shareholder report.
Management and Organization
Davis Selected Advisers, L.P. (“Davis Advisors”) serves as the investment adviser for each of the Davis Funds. Davis Advisors’ offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. Davis Advisors provides investment advice for Davis Funds, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds, exchange-traded funds and institutional and individual clients. For the fiscal year-ended December 31, 2025, Davis Advisors’ net management fee paid by the Fund for its services (based on average net assets) was 0.55%. A discussion regarding the basis for the approval of the Fund’s investment advisory and service agreement by the Fund’s Board of Directors is contained in the Fund’s most recent semi-annual Form N-CSR financial statements.
Davis Selected Advisers–NY, Inc. serves as the sub-adviser for the Davis Funds. Davis Selected Advisers–NY, Inc.’s offices are located at 620 Fifth Avenue, 3rd Floor, New York, New York 10020. Davis Selected Advisers–NY, Inc. provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. Davis Selected Advisers–NY, Inc.’s fee is paid by Davis Advisors, not Davis Funds.
Execution of Portfolio Transactions. Davis Advisors places orders with broker-dealers for the portfolio transactions of Davis Funds. Davis Advisors seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups,
Prospectus | Davis Funds | 11

Davis Advisors considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, Davis Advisors may place orders for Davis Funds' portfolio transactions with broker-dealers who have sold shares of the Fund. However, when Davis Advisors places orders for the Fund’s portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the Fund. In placing orders for Davis Funds' portfolio transactions, the Adviser does not commit to any specific amount of business with any particular broker-dealer.
Over the last three fiscal years, the Fund paid the following brokerage commissions:
Fiscal Year-Ended December 31,	2025	2024	2023
Brokerage commissions paid:	$5,803	$2,220	$4,103
Brokerage as a percentage of average net assets:	0.01%	0.01%	0.01%
Portfolio Managers
◼
Christopher Davis has served as a Portfolio Manager of Davis Financial Portfolio since January 2014 and from July 1999 until May 2007; he also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an analyst and Portfolio Manager for Davis Advisors since 1989.
◼
Pierce Crosbie has served as a Portfolio Manager of the Davis Financial Portfolio since December 2018; he also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Crosbie joined Davis Advisors in 2008.
The Portfolio Managers listed above are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. A limited portion of the Fund’s assets may be managed by Davis Advisors’ Research Analysts, subject to review by the Fund’s Portfolio Managers.
The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ investments in the Fund.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.
Shareholder Information
Procedures and Shareholder Rights Are Described by Current Prospectus and Other Disclosure Documents
Investors should look to the most recent prospectus and SAI, as amended or supplemented from time to time, for information concerning the Fund, including information on how to purchase and redeem Fund shares and how to contact the Fund. The most recent prospectus and SAI (including any supplements or amendments thereto) will be on file with the Securities and Exchange Commission as part of the Fund’s registration statement. Please also see the back cover of this prospectus for information on other ways to obtain information about the Fund.
How Your Shares Are Valued
Once you open your account, you may buy or sell shares on any day that the New York Stock Exchange (the “NYSE”) is open for trading. The price of your shares is based upon the total value of the Fund’s investments. Your account balance may change daily because the share price may change daily.
The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, on each day the NYSE is open or as of the time it closes, if earlier.
Valuation of Portfolio Securities
The Board of Directors of the Davis Funds has delegated the determination of fair value of securities to Davis Selected Advisers, L.P. The Adviser has implemented policies and procedures that govern the pricing of securities for the Davis Funds, as discussed below.
The Adviser values securities for which market quotations are readily available at current value. Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value. Securities listed on the NYSE, NASDAQ, and other national exchanges are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.
Securities, including illiquid or restricted securities, for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could
Prospectus | Davis Funds | 12

result in a different NAV than an NAV determined by using market quotations. The Board of Directors reviews and discusses with management a summary of fair valued securities in quarterly board meetings.
In general, foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time when the Fund values its portfolio securities, which may affect the value of such securities. Securities denominated in foreign currencies and traded in foreign markets will have their values converted into U.S. dollar equivalents at the prevailing exchange rates as computed by State Street Bank and Trust Company. Fluctuation in the values of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund’s shares even if there has not been any change in the foreign currency prices of the Fund’s investments.
Securities of smaller companies are also generally more likely to require a fair value determination because they may be thinly traded and less liquid than traditional securities of larger companies.
The Fund may occasionally be entitled to receive award proceeds from litigation relating to an investment security. The Fund generally does not recognize a gain on contingencies until such payment is certain, which in most cases is when it receives payment.
To the extent that the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s NAV may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Fund is open for business because markets or exchanges other than the NYSE may be closed. If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal market calculation time. For example, the primary trading markets for the Fund may close early on the day before certain holidays and the day after Thanksgiving.
Fixed income securities may be valued at prices supplied by the Davis Funds' pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Government bonds, corporate bonds, asset-backed bonds, convertible securities, and high-yield or junk bonds are normally valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institutional trading in similar groups of securities, developments related to special securities, dividend rate, maturity, and other market data. Prices for fixed income securities received from pricing services sometimes represent best estimates. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Adviser will arrive at its own fair valuation using its fair value procedures.
Portfolio Holdings
A description of Davis Funds' policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.
The Fund’s complete schedules of investments are filed with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available, without charge, upon request, by calling 1-800-279-0279, on the Davis Funds' website at davisfunds.com/resources/regulatory-documents, and on the SEC’s website at www.sec.gov. Lists of the Fund’s month-end and quarter-end holdings are also available at www.davisfunds.com. They become available on or about the 10th day following each respective time period and remain available on the website until the list is updated for the subsequent period.
Dividends and Distributions
The Fund generally declares and pays dividends and short- and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.
Mixed and Shared Funding
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of insurance companies funding variable annuity and variable life insurance policies. Due to differences in tax treatment and other considerations, the interests of various contract holders investing in separate accounts investing in the Fund may conflict. Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a Fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
Federal Income Taxes
Because Shares of the Fund may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Fund will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such
Prospectus | Davis Funds | 13

contracts or plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1∕2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers, the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.
The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distributions each year of all their net investment income and net capital gains. In addition, because the Shares of the Fund are sold in connection with variable insurance contracts, the Fund intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code.
Fees and Expenses of the Fund
The Fund must pay operating fees and expenses.
Management Fee
The management fee covers the normal expenses of managing the Fund, including compensation, research costs, corporate overhead and related expenses.
Distribution Plans
The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. Currently, the Fund does not make and does not intend to make any payments under this plan. If, in the future, the Fund begins making payments under the plan, then these fees would be paid out of the Fund’s assets on an ongoing basis. These fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.
Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These fees may include legal, audit, custodial fees, the costs of printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences, and payments to third parties that provide recordkeeping services or administrative services for investors in the Fund.
Total Fund Operating Expenses
The total cost of operating a mutual fund is reflected in its expense ratio. A shareholder does not pay operating costs directly. Instead, operating costs are deducted before the Fund’s NAV is calculated and are expressed as a percentage of the Fund’s average daily net assets. The effect of these expenses is reflected in the performance results for the Fund. Investors should examine total operating expenses closely in the prospectus, especially when comparing one fund with another fund in the same investment category.
Fees Paid to Dealers and Other Financial Intermediaries
In 2025, Davis Advisors and its affiliates were charged additional fees by the insurance companies listed below. The amount of the fee is negotiated with each insurance company. Such payments were for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such fees by Davis Advisors or its affiliates does not increase the fees paid by the Fund or their respective shareholders. Insurance companies may be added or deleted at any time.
Allianz Life Insurance Company of North America; Protective Life & Annuity Insurance Company; The Guardian Insurance & Annuity Company, Inc.; Preferred Life Insurance Company of New York Nationwide Life Insurance Company; Great-West Life & Annuity Insurance Company; and Nationwide Insurance Company.
Investors should consult their financial intermediary regarding the details of payments they may receive in connection with the sale of Fund shares.
Purchase and Redemption of Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the Fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares of the Fund.
REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY’S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.
The Fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a proper redemption request. However, in some cases, payment from the Fund may take longer than one business day and may take up
Prospectus | Davis Funds | 14

to seven days as is generally permitted by the Investment Company Act of 1940, as amended. The Fund may, under limited circumstances, be permitted to pay redemption proceeds beyond seven days following receipt and acceptance of a proper redemption request.
Under normal conditions, the Fund typically expects to meet shareholder redemption requests by using available cash (or cash equivalents) or by selling portfolio securities. The Fund may use additional methods to meet shareholder redemption requests, if they become necessary. These methods may be used during both normal and stressed market conditions. These methods may include, but are not limited to, the use of overdraft protection afforded by the Fund’s custodian bank or borrowing from a line of credit.
In addition to paying redemption proceeds in cash, the Fund reserves the right to pay part or all of your redemption proceeds with Fund securities or other Fund assets instead of cash (in-kind redemption). On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.
Right to Reject or Restrict any Purchase or Exchange Order
Purchases and exchanges should be made primarily for investment purposes. The Fund may reject, restrict, or cancel, without any prior notice, any purchase orders for any reason. For example, the Fund does not allow market timing because short-term trading or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. As described below, almost all of the Fund’s shareholders invest in the Fund through omnibus accounts maintained by insurance companies. We request that the insurance companies offering variable annuity and variable life insurance products discourage frequent trading by contract owners. Although we do not allow market timing, there can be no guarantee that the Fund will be successful in curbing abusive short-term transactions.
Frequent Purchases and Redemptions of Fund Shares
Davis Funds discourage short-term or excessive trading, do not accommodate short-term or excessive trading, and, if detected, intend to restrict or reject such trading or take other action if in the judgment of Davis Advisors such trading may be detrimental to the interest of the Fund. Such strategies may dilute the value of fund shares held by long-term shareholders, interfere with the efficient management of the Fund’s portfolio, and increase brokerage and administrative costs.
The Davis Funds’ Board of Directors has adopted a 30-day restriction policy with respect to the frequent purchase and redemption of Fund shares. Under the 30-day restriction, any shareholder redeeming shares from a fund will be precluded from investing in the same fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of an exchange transaction. Certain financial intermediaries, such as 401(k) plan administrators, may apply purchase and exchange limitations that are different than the limitations discussed above. These limitations may be more or less restrictive than the limitations imposed by Davis Funds but are designed to detect and prevent excessive trading. Shareholders should consult their financial intermediaries to determine what purchase and exchange limitations may be applicable to their transactions in Davis Funds through those financial intermediaries. To the extent reasonably feasible, the Fund’s market timing procedures apply to all shareholder accounts and neither Davis Funds nor Davis Advisors have entered into agreements to exempt any shareholder from application of either Davis Funds’ or a financial intermediary’s market-timing procedures, as applicable.
Davis Funds receive purchase, exchange, and redemption orders from many financial intermediaries that maintain omnibus accounts with the Funds. Omnibus account arrangements permit financial intermediaries to aggregate their clients’ transactions and ownership positions. If Davis Funds or the Distributor discovers evidence of material excessive trading in an omnibus account, they may seek the assistance of the financial intermediary to prevent further excessive trading in the omnibus account. Shareholders seeking to engage in excessive trading practices may employ a variety of strategies to avoid detection and there can be no assurance that Davis Funds will successfully prevent all instances of market timing.
If Davis Funds, at its discretion, identify any activity that may constitute frequent trading, it reserves the right to restrict further trading activity regardless of whether the activity exceeds the Fund’s written guidelines. In applying this policy, Davis Funds reserves the right to consider the trading of multiple accounts under common ownership, control, or influence to be trading out of a single account.
Prospectus | Davis Funds | 15

Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years ended December 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements, are included in the Annual Financial Statements and Other Information, which is available upon request.
Prospectus | Davis Funds | 16

Financial Highlights
DAVIS FINANCIAL PORTFOLIO
The following financial information represents selected data for each share of capital stock outstanding throughout each period:
	Year ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.28	$13.06	$12.06	$13.97	$11.74
Income (Loss) from Investment Operations:
Net Investment Income	0.26[a]	0.28[a]	0.25[a]	0.23[a]	0.20
Net Realized and Unrealized Gains (Losses)	4.21	3.58	1.59	(1.43)	3.39
Total from Investment Operations	4.47	3.86	1.84	(1.20)	3.59
Dividends and Distributions:
Dividends from Net Investment Income	(0.29)	(0.30)	(0.28)	(0.25)	(0.21)
Distributions from Realized Gains	(1.70)	(1.34)	(0.56)	(0.46)	(1.15)
Total Dividends and Distributions	(1.99)	(1.64)	(0.84)	(0.71)	(1.36)
Net Asset Value, End of Period	$17.76	$15.28	$13.06	$12.06	$13.97
Total Return[b]	29.12%	29.50%	15.29%	(8.53)%	30.54%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$65,450	$56,440	$54,041	$53,118	$67,836
Ratio of Expenses to Average Net Assets:
Gross	0.75%	0.76%	0.78%	0.75%	0.70%
Net[c]	0.75%	0.76%	0.78%	0.75%	0.70%
Ratio of Net Investment Income to Average
Net Assets	1.56%	1.90%	2.08%	1.77%	1.28%
Portfolio Turnover Rate[d]	10%	2%	2%	12%	13%
a
Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
c
The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
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Investment Company Act File No. 811-09293

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
1-800-279-0279
www.davisfunds.com
Obtaining Additional Information
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI provides more detailed information about the Fund and its management and operations. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
The Fund’s SAI and annual report have been filed with the Securities and Exchange Commission, are incorporated into this prospectus by reference, and are legally a part of this prospectus.
The Fund’s SAI, annual and semi-annual reports to shareholders, and other information such as Fund financial statements are available, without charge, upon request:
From Your Insurance Company or Your Account Representative: Your insurance company or account representative can provide you with a copy of these documents.
By Telephone: Call the Fund toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time. You may also call this number for account inquiries.
By Mail: Write to Davis Funds, P.O. Box 219197, Kansas City, MO 64121-9197
On the Internet: davisfunds.com/resources/regulatory-documents
By email: dvsinvestor.services@dsaco.com
From the SEC: Reports and other information about the Fund are also available on the EDGAR database on the SEC website (www.sec.gov). Additional copies of the registration statement can be obtained, for a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Davis Real Estate Portfolio
May 1, 2026
Prospectus
A Portfolio of Davis Variable Account Fund, Inc.
Ticker: QDRPAX
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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 This prospectus contains important information. Please read it carefully before investing and keep it for future reference.
No financial adviser, dealer, salesperson, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus, in connection with the offer contained in this prospectus and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund, the Fund’s investment adviser or the Fund’s distributor.
This prospectus does not constitute an offer by the Fund or by the Fund’s distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer.

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Davis Real Estate Portfolio Summary
Investment Objective
The Fund seeks total return through a combination of growth and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.86%
Total Annual Fund Operating Expenses	1.41%
Less Fee Waiver and/or Expense Reimbursement*	-0.41%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	1.00%
*
The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00%. The Adviser is obligated to continue the expense cap through May 1, 2027. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Davis Real Estate Portfolio	$102	$406	$732	$1,655
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest, under normal market conditions, at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks of domestic companies and may invest in foreign companies (including indirect holdings of a foreign issuer’s common stock through Depositary Receipts (as defined below)).
A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (“REITs”), brokers, developers, lenders and companies with substantial real estate holdings, such as paper, lumber, hotel and entertainment companies. Most of the Fund’s real estate securities are, and will likely continue to be, interests in publicly traded REITs. REITs pool investors’ funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets
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and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.
Principal Risks of Investing in the Fund
You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The principal risks of investing in the Fund are:
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Real Estate Risk. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation.
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Variable Current Income Risk. The income that the Fund pays to investors is not stable.
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index, and of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
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Calendar Year Total Returns

	Returns	Period Ending
Highest Quarter	16.90%	March 31, 2019
Lowest Quarter	-25.75%	March 31, 2020
Year-to-Date	-1.49%	March 31, 2026

Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years
Davis Real Estate Portfolio	-5.71%	2.61%	4.04%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.81%
Wilshire U.S. Real Estate Securities Index reflects no deduction for fees, expenses or taxes	3.47%	7.04%	5.74%

Yield for Davis Real Estate Portfolio (For the period ended December 31, 2025)
30-Day SEC Yield	2.45%
You can obtain the Fund’s most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern Time.
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Andrew Davis	Since July 1999	President, Davis Selected Advisers, L.P.
Chandler Spears	Since May 2003	Vice President, Davis Selected Advisers–NY, Inc.
Purchase and Sale of Fund Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the Fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares of the Fund. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Requests are duly processed at the net asset value next calculated after your order is received in good order by the Fund or its agents. Refer to the appropriate separate account prospectus or plan documents for details.
Tax Information
Because an investment in the Fund may only be made through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Fund will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Investors should look to the Contract Prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
The Fund and its distributor or its affiliates may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Fund as an underlying investment option in a variable contract. Ask your financial advisor for more information.
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Additional Information About Investment Objective, Principal Strategies, and Principal Risks
This prospectus contains important information about investing in the Fund. Please read this prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at davisfunds.com/resources/regulatory-documents.
Investment Objective
The investment objective of Davis Real Estate Portfolio is total return through a combination of growth and income. The investment objective of the Fund is not a fundamental policy and may be changed by the Board of Directors without a vote of shareholders. The Fund’s prospectus would be amended prior to any change in investment objective and shareholders would be provided at least 30 days’ notice before the change in investment objective was implemented.
Principal Investment Strategies
The principal investment strategies and risks for the Fund are described in more detail above and below. The prospectus and statement of additional information (“SAI”) contain a number of investment strategies and risks that may be important to consider even though they are not principal investment strategies or principal risks for the Fund. The prospectus also contains disclosure that describes Davis Advisors’ process for determining when the Fund may pursue a non-principal investment strategy.
Davis Advisors uses the Davis Investment Discipline to invest at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of a foreign issuer’s common stock through Depositary Receipts). A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (“REITs”), brokers, developers, lenders, and companies with substantial real estate holdings, such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate Portfolio’s real estate securities are, and will likely continue to be, interests in publicly traded REITs. REITs pool investors’ funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.
Principal Risks of Investing in the Fund
If you buy shares of the Fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The likelihood of loss may be greater if you invest for a shorter period of time. This section describes the principal risks (but not the only risks) that could cause the value of your investment in the Fund to decline and which could prevent it from achieving its stated investment objective.
The principal risks of investing in the Fund, listed alphabetically, include:
Common Stock Risk. Common stock represents ownership positions in companies. The prices of common stock fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Events that have a negative impact on a business probably will be reflected in a decline in the price of its common stock. Furthermore, when the total value of the stock market declines, most common stocks, even those issued by strong companies, likely will decline in value. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset its operating expenses. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund even when that fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Headline Risk. Davis Advisors seeks to acquire companies with durable business models that can be purchased at attractive valuations relative to what Davis Advisors believes to be the companies’ intrinsic values. Davis Advisors may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s public filings may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company’s stock may never recover or may become worthless.
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
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Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Investing in mid- and small-capitalization companies may be more risky than investing in large-capitalization companies. Smaller companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund’s ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a mid- or small-capitalization company for whom there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings in that security. In that case, the Fund might receive a lower price for its holdings than otherwise might be obtained. Mid- and small-capitalization companies also may be unseasoned. These include companies that have been in operation for less than three years, including the operations of any predecessors.
Real Estate Risk. Real estate securities are issued by companies that have at least 50% of the value of their assets, gross income, or net profits attributable to ownership, financing, construction, management, or sale of real estate, or to products or services that are related to real estate or the real estate industry. The Fund does not invest directly in real estate. Real estate companies include real estate investment trusts (“REITs”) or other securitized real estate investments, brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets, and income, and with the requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) each taxable year. REITs generally can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs also can realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. To the extent that the management fees paid to a REIT are for the same or similar services as the management fees paid by the Fund, there will be a layering of fees, which would increase expenses and decrease returns. Securities issued by REITs may trade less frequently and be less liquid than common stock issued by other companies.
Real estate securities, including REITs, are subject to risks associated with the direct ownership of real estate including: (1) declines in property values because of changes in the economy or the surrounding area or because a particular region has become less appealing to tenants; (2) increases in property taxes, operating expenses, interest rates, or competition; (3) overbuilding; (4) changes in zoning laws; (5) losses from casualty or condemnation; (6) declines in the value of real estate and risks related to general and local economic conditions; (7) uninsured casualties or condemnation losses; (8) fluctuations in rental income; (9) changes in neighborhood values; (10) the appeal of properties to tenants; (11) increases in interest rates; and (12) access to the credit markets. The Fund also could be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own.
Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent on management skill, may not be diversified, and are subject to project financing risks. REITs also are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the favorable federal income tax treatment generally available to REITs under the Internal Revenue Code, and failing to maintain exemption from registration under the 1940 Act. Changes in interest rates also may affect the value of the debt securities in the Fund’s portfolio. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expense of the Fund but also, indirectly, similar expenses of the REITs, including compensation of management. Some real estate securities may be rated less than investment grade by rating services. Such securities may be subject to the risks of high-yield, high-risk securities discussed below.
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines. As an example, U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political, and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs and/or retaliatory tariffs imposed by the U.S. and other countries. While COVID-19 is no longer a global pandemic as of 2023, the recovery from COVID-19 may last for a prolonged period of time. In addition, as a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war may continue to contribute to market volatility. Further, the conflicts in the Middle East may lead to overall economic uncertainty and negative impacts on the global economy and major financial markets. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the
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liquidity of certain securities, and the normal operations of securities exchanges and other markets. Continuing market volatility as a result of recent market conditions, U.S. political developments, or other events may have an adverse effect on the performance of the Fund.
Variable Current Income Risk. The income that the Fund pays to investors is not stable. When interest rates increase, the Fund’s income distributions are likely to increase. When interest rates decrease, the Fund’s income distributions are likely to decrease.
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Principal Investment Strategies and Risks
Davis Funds may implement investment strategies that are not principal investment strategies if, in the Adviser’s professional judgment, the strategies are appropriate. A strategy includes any policy, practice, or technique used by the Fund to achieve its investment objective. Whether a particular strategy, including a strategy to invest in a particular type of security, is a principal investment strategy depends on the strategy’s anticipated importance in achieving the Fund’s investment objective and how the strategy affects the Fund’s potential risks and returns. In determining what is a principal investment strategy, the Adviser considers, among other things, the amount of the Fund’s assets expected to be committed to the strategy, the amount of the Fund’s assets expected to be placed at risk by the strategy, and the likelihood of the Fund losing some or all of those assets from implementing the strategy. Non-principal investment strategies are generally those investments that constitute less than 5% to 10% of the Fund’s assets, depending upon their potential impact on the investment performance of the Fund.
While the Adviser expects to pursue the Fund’s investment objective by implementing the principal investment strategies described in this prospectus, the Adviser may employ non-principal investment strategies or securities if, in Davis Advisors’ professional judgment, the securities, trading, or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether the strategy: (1) is likely to be consistent with shareholders’ reasonable expectations; (2) is likely to assist the Adviser in pursuing the Fund’s investment objective; (3) is consistent with the Fund’s investment objective; (4) will not cause the Fund to violate any of its fundamental or non-fundamental investment restrictions; and (5) will not materially change the Fund’s risk profile from the risk profile that results from following the principal investment strategies as described in this prospectus and further explained in the SAI, as amended from time to time.
Concentrated Shareholder Base. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares. Ownership of Fund shares may be concentrated in only a few insurance companies. A redemption by an insurance company could result in a large outflow that may negatively impact the performance and expenses of the Fund. Please see the SAI for a table listing the name and holdings of each account known by the Davis Variable Account Fund, Inc., to be a record owner of more than 5% of the outstanding shares of the Fund.
Foreign Securities. In the past, the Fund invested a significant amount in foreign companies. The Fund retains the flexibility to invest in foreign companies. The Fund’s SAI contains more information regarding the additional risks (e.g., currency risk, Depositary Receipts risk) presented by investments in foreign securities.
Liquidity Risk Management. While it is not anticipated to be an issue, the Fund’s Portfolio is managed with the restrictions and requirements of the Liquidity Rule’s limitations in mind, by the implementation of a Liquidity Risk Management Program (the “LRMP”). The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s: (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on the Fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of that fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Davis Funds' investments into one of four liquidity classifications as provided for in the Liquidity Rule.
At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2024, through March 31, 2025. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future.
Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. The resale price reflects the purchase price plus an agreed-on incremental amount, which is unrelated to the coupon rate or maturity of the purchased security. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the
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underlying securities and losses, including (1) possible decline in the value of the collateral during the period, while the Fund seeks to enforce its rights thereto; (2) possible loss of all or a part of the income during this period; and (3) expenses of enforcing its rights.
The Fund will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Fund may enter into tri-party repurchase agreements in which a third-party custodian bank ensures the timely and accurate exchange of cash and collateral. The majority of these transactions run from day-to-day and delivery pursuant to the resale typically occurs within one to seven days of the purchase. The Fund normally will not enter into repurchase agreements maturing in more than seven days.
Short-Term Investments. The Fund may use short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities.
Temporary Defensive Investments. The Fund may, but is not required to, use short-term investments for temporary defensive purposes. In the event that Davis Advisors’ Portfolio Managers anticipate a decline in the values of the companies in which the Fund invests (due to economic, political, or other factors), the Fund may reduce its risk by investing in short-term securities until market conditions improve. While the Fund is invested in short-term investments, it will not be pursuing its stated investment objective. Unlike equity securities, these investments will not appreciate in value when the market advances and will not contribute to long-term growth of capital.
For more details concerning current investments and market outlook, please see the Fund’s most recent shareholder report.
Management and Organization
Davis Selected Advisers, L.P. (“Davis Advisors”) serves as the investment adviser for each of the Davis Funds. Davis Advisors’ offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. Davis Advisors provides investment advice for Davis Funds, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds, exchange-traded funds and institutional and individual clients. For the fiscal year-ended December 31, 2025, Davis Advisors’ net management fee paid by the Fund for its services (based on average net assets) was 0.14%. A discussion regarding the basis for the approval of the Fund’s investment advisory and service agreement by the Fund’s Board of Directors is contained in the Fund’s most recent semi-annual Form N-CSR financial statements.
Davis Selected Advisers–NY, Inc. serves as the sub-adviser for the Davis Funds. Davis Selected Advisers–NY, Inc.’s offices are located at 620 Fifth Avenue, 3rd Floor, New York, New York 10020. Davis Selected Advisers–NY, Inc. provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. Davis Selected Advisers–NY, Inc.’s fee is paid by Davis Advisors, not Davis Funds.
Execution of Portfolio Transactions. Davis Advisors places orders with broker-dealers for the portfolio transactions of Davis Funds. Davis Advisors seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, Davis Advisors considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, Davis Advisors may place orders for Davis Funds' portfolio transactions with broker-dealers who have sold shares of the Fund. However, when Davis Advisors places orders for the Fund’s portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the Fund. In placing orders for Davis Funds' portfolio transactions, the Adviser does not commit to any specific amount of business with any particular broker-dealer.
Over the last three fiscal years, the Fund paid the following brokerage commissions:
Fiscal Year-Ended December 31,	2025	2024	2023
Brokerage commissions paid:	$1,628	$1,932	$2,643
Brokerage as a percentage of average net assets:	0.02%	0.02%	0.03%
Portfolio Managers
◼
Andrew Davis has served as Portfolio Manager of Davis Real Estate Portfolio since its inception on July 1, 1999; he also manages other Davis equity funds. Mr. Davis has served as Portfolio Manager of various equity funds managed by Davis Advisors since 1993.
◼
Chandler Spears has served as Portfolio Manager of Davis Real Estate Portfolio since May 1, 2003; he also manages other Davis equity funds. Mr. Spears joined Davis Advisors in November 2000 as a real estate analyst.
The Portfolio Managers listed above are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. A limited portion of the Fund’s assets may be managed by Davis Advisors’ Research Analysts, subject to review by the Fund’s Portfolio Managers.
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The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ investments in the Fund.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.
Shareholder Information
Procedures and Shareholder Rights Are Described by Current Prospectus and Other Disclosure Documents
Investors should look to the most recent prospectus and SAI, as amended or supplemented from time to time, for information concerning the Fund, including information on how to purchase and redeem Fund shares and how to contact the Fund. The most recent prospectus and SAI (including any supplements or amendments thereto) will be on file with the Securities and Exchange Commission as part of the Fund’s registration statement. Please also see the back cover of this prospectus for information on other ways to obtain information about the Fund.
How Your Shares Are Valued
Once you open your account, you may buy or sell shares on any day that the New York Stock Exchange (the “NYSE”) is open for trading. The price of your shares is based upon the total value of the Fund’s investments. Your account balance may change daily because the share price may change daily.
The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, on each day the NYSE is open or as of the time it closes, if earlier.
Valuation of Portfolio Securities
The Board of Directors of the Davis Funds has delegated the determination of fair value of securities to Davis Selected Advisers, L.P. The Adviser has implemented policies and procedures that govern the pricing of securities for the Davis Funds, as discussed below.
The Adviser values securities for which market quotations are readily available at current value. Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value. Securities listed on the NYSE, NASDAQ, and other national exchanges are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.
Securities, including illiquid or restricted securities, for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than an NAV determined by using market quotations. The Board of Directors reviews and discusses with management a summary of fair valued securities in quarterly board meetings.
In general, foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time when the Fund values its portfolio securities, which may affect the value of such securities. Securities denominated in foreign currencies and traded in foreign markets will have their values converted into U.S. dollar equivalents at the prevailing exchange rates as computed by State Street Bank and Trust Company. Fluctuation in the values of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund’s shares even if there has not been any change in the foreign currency prices of the Fund’s investments.
Securities of smaller companies are also generally more likely to require a fair value determination because they may be thinly traded and less liquid than traditional securities of larger companies.
The Fund may occasionally be entitled to receive award proceeds from litigation relating to an investment security. The Fund generally does not recognize a gain on contingencies until such payment is certain, which in most cases is when it receives payment.
To the extent that the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s NAV may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Fund is open for business because markets or exchanges other than the NYSE may be closed. If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal market calculation time. For example, the primary trading markets for the Fund may close early on the day before certain holidays and the day after Thanksgiving.
Prospectus | Davis Funds | 10

Fixed income securities may be valued at prices supplied by the Davis Funds' pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Government bonds, corporate bonds, asset-backed bonds, convertible securities, and high-yield or junk bonds are normally valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institutional trading in similar groups of securities, developments related to special securities, dividend rate, maturity, and other market data. Prices for fixed income securities received from pricing services sometimes represent best estimates. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Adviser will arrive at its own fair valuation using its fair value procedures.
Portfolio Holdings
A description of Davis Funds' policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.
The Fund’s complete schedules of investments are filed with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available, without charge, upon request, by calling 1-800-279-0279, on the Davis Funds' website at davisfunds.com/resources/regulatory-documents, and on the SEC’s website at www.sec.gov. Lists of the Fund’s month-end and quarter-end holdings are also available at www.davisfunds.com. They become available on or about the 10th day following each respective time period and remain available on the website until the list is updated for the subsequent period.
Dividends and Distributions
The Fund generally declares and pays dividends quarterly and short- and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.
Mixed and Shared Funding
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of insurance companies funding variable annuity and variable life insurance policies. Due to differences in tax treatment and other considerations, the interests of various contract holders investing in separate accounts investing in the Fund may conflict. Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a Fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
Federal Income Taxes
Because Shares of the Fund may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Fund will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1∕2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers, the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.
The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distributions each year of all their net investment income and net capital gains. In addition, because the Shares of the Fund are sold in connection with variable insurance contracts, the Fund intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code.
Fees and Expenses of the Fund
The Fund must pay operating fees and expenses.
Management Fee
The management fee covers the normal expenses of managing the Fund, including compensation, research costs, corporate overhead and related expenses.
Distribution Plans
The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. Currently, the Fund does not make and does not intend to make any payments under this plan. If, in the future, the Fund begins making payments under the plan, then these fees would be paid out of the Fund’s assets on an ongoing basis. These fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.
Prospectus | Davis Funds | 11

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These fees may include legal, audit, custodial fees, the costs of printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences, and payments to third parties that provide recordkeeping services or administrative services for investors in the Fund.
Total Fund Operating Expenses
The total cost of operating a mutual fund is reflected in its expense ratio. A shareholder does not pay operating costs directly. Instead, operating costs are deducted before the Fund’s NAV is calculated and are expressed as a percentage of the Fund’s average daily net assets. The effect of these expenses is reflected in the performance results for the Fund. Investors should examine total operating expenses closely in the prospectus, especially when comparing one fund with another fund in the same investment category.
Fees Paid to Dealers and Other Financial Intermediaries
In 2025, Davis Advisors and its affiliates were charged additional fees by the insurance companies listed below. The amount of the fee is negotiated with each insurance company. Such payments were for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such fees by Davis Advisors or its affiliates does not increase the fees paid by the Fund or their respective shareholders. Insurance companies may be added or deleted at any time.
Allianz Life Insurance Company of North America and Guardian Insurance & Annuity Company, Inc.
Investors should consult their financial intermediary regarding the details of payments they may receive in connection with the sale of Fund shares.
Purchase and Redemption of Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the Fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares of the Fund.
REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY’S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.
The Fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a proper redemption request. However, in some cases, payment from the Fund may take longer than one business day and may take up to seven days as is generally permitted by the Investment Company Act of 1940, as amended. The Fund may, under limited circumstances, be permitted to pay redemption proceeds beyond seven days following receipt and acceptance of a proper redemption request.
Under normal conditions, the Fund typically expects to meet shareholder redemption requests by using available cash (or cash equivalents) or by selling portfolio securities. The Fund may use additional methods to meet shareholder redemption requests, if they become necessary. These methods may be used during both normal and stressed market conditions. These methods may include, but are not limited to, the use of overdraft protection afforded by the Fund’s custodian bank or borrowing from a line of credit.
In addition to paying redemption proceeds in cash, the Fund reserves the right to pay part or all of your redemption proceeds with Fund securities or other Fund assets instead of cash (in-kind redemption). On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.
Right to Reject or Restrict any Purchase or Exchange Order
Purchases and exchanges should be made primarily for investment purposes. The Fund may reject, restrict, or cancel, without any prior notice, any purchase orders for any reason. For example, the Fund does not allow market timing because short-term trading or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. As described below, almost all of the Fund’s shareholders invest in the Fund through omnibus accounts maintained by insurance companies. We request that the insurance companies offering variable annuity and variable life insurance products discourage frequent trading by contract owners. Although we do not allow market timing, there can be no guarantee that the Fund will be successful in curbing abusive short-term transactions.
Prospectus | Davis Funds | 12

Frequent Purchases and Redemptions of Fund Shares
Davis Funds discourage short-term or excessive trading, do not accommodate short-term or excessive trading, and, if detected, intend to restrict or reject such trading or take other action if in the judgment of Davis Advisors such trading may be detrimental to the interest of the Fund. Such strategies may dilute the value of fund shares held by long-term shareholders, interfere with the efficient management of the Fund’s portfolio, and increase brokerage and administrative costs.
The Davis Funds’ Board of Directors has adopted a 30-day restriction policy with respect to the frequent purchase and redemption of Fund shares. Under the 30-day restriction, any shareholder redeeming shares from a fund will be precluded from investing in the same fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of an exchange transaction. Certain financial intermediaries, such as 401(k) plan administrators, may apply purchase and exchange limitations that are different than the limitations discussed above. These limitations may be more or less restrictive than the limitations imposed by Davis Funds but are designed to detect and prevent excessive trading. Shareholders should consult their financial intermediaries to determine what purchase and exchange limitations may be applicable to their transactions in Davis Funds through those financial intermediaries. To the extent reasonably feasible, the Fund’s market timing procedures apply to all shareholder accounts and neither Davis Funds nor Davis Advisors have entered into agreements to exempt any shareholder from application of either Davis Funds’ or a financial intermediary’s market-timing procedures, as applicable.
Davis Funds receive purchase, exchange, and redemption orders from many financial intermediaries that maintain omnibus accounts with the Funds. Omnibus account arrangements permit financial intermediaries to aggregate their clients’ transactions and ownership positions. If Davis Funds or the Distributor discovers evidence of material excessive trading in an omnibus account, they may seek the assistance of the financial intermediary to prevent further excessive trading in the omnibus account. Shareholders seeking to engage in excessive trading practices may employ a variety of strategies to avoid detection and there can be no assurance that Davis Funds will successfully prevent all instances of market timing.
If Davis Funds, at its discretion, identify any activity that may constitute frequent trading, it reserves the right to restrict further trading activity regardless of whether the activity exceeds the Fund’s written guidelines. In applying this policy, Davis Funds reserves the right to consider the trading of multiple accounts under common ownership, control, or influence to be trading out of a single account.
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years ended December 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements, are included in the Annual Financial Statements and Other Information, which is available upon request.
Prospectus | Davis Funds | 13

Financial Highlights
DAVIS REAL ESTATE PORTFOLIO
The following financial information represents selected data for each share of capital stock outstanding throughout each period:
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.38	$14.31	$13.26	$19.72	$14.05
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.33	0.32	0.31	0.26	0.14
Net Realized and Unrealized Gains (Losses)	(1.14)	0.38	1.08	(5.55)	5.73
Total from Investment Operations	(0.81)	0.70	1.39	(5.29)	5.87
Dividends and Distributions:
Dividends from Net Investment Income	(0.36)	(0.30)	(0.34)	(0.28)	(0.20)
Distributions from Realized Gains	(0.55)	(0.33)	–	(0.89)	–
Total Dividends and Distributions	(0.91)	(0.63)	(0.34)	(1.17)	(0.20)
Net Asset Value, End of Period	$12.66	$14.38	$14.31	$13.26	$19.72
Total Return[b]	(5.71)%	4.92%	10.65%	(26.80)%	41.98%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,985	$8,787	$10,503	$10,011	$16,656
Ratio of Expenses to Average Net Assets:
Gross	1.41%	1.29%	1.23%	1.07%	0.97%
Net[c]	1.00%	1.00%	1.00%	1.00%	0.97%
Ratio of Net Investment Income to Average
Net Assets	2.37%	2.24%	2.33%	1.58%	0.83%
Portfolio Turnover Rate[d]	16%	16%	24%	22%	28%
a
Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
c
The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
Prospectus | Davis Funds | 14

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Investment Company Act File No. 811-09293

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
1-800-279-0279
www.davisfunds.com
Obtaining Additional Information
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI provides more detailed information about the Fund and its management and operations. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
The Fund’s SAI and annual report have been filed with the Securities and Exchange Commission, are incorporated into this prospectus by reference, and are legally a part of this prospectus.
The Fund’s SAI, annual and semi-annual reports to shareholders, and other information such as Fund financial statements are available, without charge, upon request:
From Your Insurance Company or Your Account Representative: Your insurance company or account representative can provide you with a copy of these documents.
By Telephone: Call the Fund toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time. You may also call this number for account inquiries.
By Mail: Write to Davis Funds, P.O. Box 219197, Kansas City, MO 64121-9197
On the Internet: davisfunds.com/resources/regulatory-documents
By email: dvsinvestor.services@dsaco.com
From the SEC: Reports and other information about the Fund are also available on the EDGAR database on the SEC website (www.sec.gov). Additional copies of the registration statement can be obtained, for a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Davis Equity Portfolio
Davis Financial Portfolio
Davis Real Estate Portfolio
May 1, 2026
STATEMENT OF ADDITIONAL INFORMATION
Portfolios of Davis Variable Account Fund, Inc.
Tickers:
Davis Equity Portfolio: QDVPAX
Davis Financial Portfolio: QDFPAX
Davis Real Estate Portfolio: QDRPAX
Davis Equity Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio are sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.  This statement of additional information is not a prospectus and should be read in conjunction with the Funds' prospectuses dated May 1, 2026. This statement of additional information incorporates the prospectuses by reference. A copy of the Funds' prospectuses may be obtained, without charge, by calling Investor Services at 1-800-279-0279 or by visiting our website, www.davisfunds.com/resources/regulatory-documents. The Funds' most recent annual report and semi-annual report to shareholders, and other information such as Fund financial statements, are separate documents that are available, without charge, upon request.
Over 50 Years of Reliable InvestingSM

Statement of Additional Information | Davis Funds | 2

Section I:
Investment Objectives, Strategies, Risks, and Restrictions
This statement of additional information (the “SAI”) supplements, and should be read in conjunction with the prospectuses for Davis Equity Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (each a “Fund” and jointly the “Funds”).
The Adviser and Sub-Adviser. The Funds are managed by Davis Selected Advisers, L.P. (the “Adviser”) and Davis Selected Advisers–NY, Inc. (the “Sub-Adviser”).
Investment Objectives
The investment objectives, principal investment strategies, and the main risks of investing in the Funds are described in the Funds' respective prospectuses. There is no assurance that the Funds will achieve their respective investment objectives. An investment in the Funds may not be appropriate for all investors and short-term investing is discouraged. The Funds' investment objectives are not fundamental policies and may be changed by the Board of Directors without a vote of shareholders. The Funds' prospectuses would be amended prior to any change in investment objective and shareholders would be provided at least 30 days’ notice before the change in investment objective was implemented.
In the discussions that follow, “Fund” or “Funds” applies equally to Davis Equity Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, unless the context indicates otherwise.
Non-Principal Investment Strategies and Risks
The Adviser may implement investment strategies which are not principal investment strategies if, in its professional judgment, the strategies are appropriate. A strategy includes any policy, practice, or technique used by the Funds to achieve their investment objectives. Whether a particular strategy, including a strategy to invest in a particular type of security, is a principal investment strategy depends on the strategy’s anticipated importance in achieving the Funds' investment objectives, and how the strategy affects the Funds' potential risks and returns. In determining what is a principal investment strategy, the Adviser considers, among other things, the amount of the Funds' assets expected to be committed to the strategy, the amount of the Funds' assets expected to be placed at risk by the strategy, and the likelihood of the Funds losing some or all of those assets from implementing the strategy. Non-principal investment strategies are generally those investments which constitute less than 5% to 10% of a Fund’s assets depending upon their potential impact upon the investment performance of the Funds.
While the Adviser expects to pursue the Funds' investment objectives by implementing the principal investment strategies described in the Funds' prospectuses, the Funds may employ non-principal investment strategies or securities if, in Davis Advisors’ professional judgment, the securities, trading, or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether the strategy: (1) is likely to be consistent with shareholders’ reasonable expectations; (2) is likely to assist the Adviser in pursuing the Funds' investment objectives; (3) is consistent with the Funds' investment objectives; (4) will not cause the Funds to violate any of their fundamental or non-fundamental investment restrictions; and (5) will not materially change the Funds' risk profile from the risk profile that results from following the principal investment strategies as described in the Funds' prospectuses and further explained in this SAI, as amended from time to time.
The composition of the Funds' portfolios and the strategies that the Adviser may use to try to achieve the Funds' investment objectives may vary depending on market conditions and available investment opportunities. The Funds are not required to use any of the investment strategies described below in pursuing their investment objectives. The Funds may use some of the investment strategies rarely or not at all. Whether the Funds use a given investment strategy at a given time depends on the professional judgment of the Adviser.
The principal investment strategies and risks for the Funds are described in the Funds' prospectuses. An investment strategy that is a principal investment strategy for one Fund may be a non-principal investment strategy for one of the other Funds, which, therefore, may only invest a limited portion of its assets in the non-principal investment strategy, as described above. A number of investment strategies and risks, which are not principal investment strategies or principal risks for the Funds (and, therefore, are not included in the Funds' prospectuses), are described below.
Equity Strategies and Risks
Emphasizing Investments in Selected Market Sectors. A Fund may invest up to 25% of its net assets in the securities of issuers conducting their principal business activities in the same market sector. Significant investments in selected market sectors render a portfolio particularly vulnerable to the risks of its target sectors. Such exposure may cause that Fund to be more impacted by risks relating to and developments affecting that market sector. For purposes of measuring concentration in a market sector, the Funds generally classify companies at the “industry group” or “industry” level. However, further analysis may lead the Adviser to classify companies at the sub-industry level. See the section of this SAI on Investment Restrictions for further details.
Passive Foreign Investment Companies. Some securities of companies domiciled outside the U.S. in which the Funds may invest may be considered passive foreign investment companies (“PFICs”) under U.S. tax laws. PFICs are foreign corporations which generate primarily passive income. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation’s gross income for its tax year is passive income or, in general, if 50% or more of its assets are assets that
Statement of Additional Information | Davis Funds | 3

produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Section 954 of the Internal Revenue Code.
Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There is also the risk that the Funds may not realize that a foreign corporation they invest in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. The Funds make efforts to ensure compliance with federal tax reporting of these investments, however, there can be no guarantee that the Funds' efforts will always be successful.
Unsponsored Depositary Receipts. The Funds may invest in both sponsored and unsponsored arrangements. In a sponsored arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas, in an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the holders. Foreign issuers in respect of whose securities unsponsored depositary receipts have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored depositary receipts are traded and, therefore, such information may not be reflected in the prices of such securities in those markets. Shareholder benefits, voting rights, and other attached rights may not be extended to the holders of unsponsored depositary receipts.
Investments in Other Investment Companies. The Funds can invest in securities issued by other investment companies, which can include open-end funds, closed-end funds, or exchange-traded funds (“ETFs” which are typically open-ended funds or unit investment trusts listed on a stock exchange). In some instances, an ETF or closed-end fund may trade at market prices that are higher or lower than the NAV. The Funds may do so as a way of gaining exposure to securities represented by the investment company’s portfolio at times when the Funds may not be able to buy those securities directly. As shareholders of an investment company, the Funds would be subject to their ratable share of that investment company’s expenses, including its advisory and administration expenses. At the same time, the Funds would bear their own management fees and expenses. To the extent that the management fees paid to an investment company are for the same or similar services as the management fees paid by the Funds, there would be a layering of fees that would increase expenses and decrease returns. The Funds do not intend to invest in other investment companies unless the Portfolio Manager(s) believe that the potential benefits of the investment justify the expenses. The Funds' investments in the securities of other investment companies are subject to the limits that apply to those kinds of investments under the Investment Company Act of 1940, as revised (“1940 Act”).
Initial Public Offerings. An initial public offering (“IPO”) is the initial public offering of securities of a particular company. IPOs in which the Funds invest can have a dramatic impact on the Funds' performance and assumptions about future performance based on that impact may not be warranted. Investing in IPOs involves risks. Many, but not all, of the companies issuing IPOs are small, unseasoned companies. Many are companies that have only been in operation for short periods of time. Small company securities, including IPOs, are subject to greater volatility in their prices than are securities issued by more established companies. If the Funds do not intend to make a long-term investment in an IPO (it is sometimes possible to immediately sell an IPO at a profit) the Adviser may not perform the same detailed research on the company that it does for core holdings.
Rights and Warrants. Rights and warrants are forms of equity securities. Warrants, basically, are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have shorter maturities and are distributed directly by issuers to their shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.
Other Forms of Equity Securities. In addition to common stock, the Funds may invest in other forms of equity securities including preferred stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Events that have a negative impact on a business probably will be reflected in a decline in the price of its equity securities. Furthermore, when the total value of the stock market declines, most equity securities, even those issued by strong companies, likely will decline in value.
Financial Services. The Funds may, from time to time, invest a significant portion of their assets in the financial services sector. A company is “principally engaged” in financial services if it owns financial services related assets constituting at least 50% of the total value of its assets, or if at least 50% of its revenues are derived from its provision of financial services. The financial services sector consists of several different industries that behave differently in different economic and market environments, including for example, banking, insurance, and securities brokerage houses. Companies in the financial services sector include: commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. Due to the wide variety of companies in the financial services sector, they may react in different ways to changes in economic and market conditions.
Risks of investing in the financial services sector include: (1) Systemic risk: Factors outside the control of a particular financial institution – like the failure of another, significant financial institution or material disruptions to the credit markets – may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) Regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) Changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the
Statement of Additional Information | Davis Funds | 4

financial services sector; (4) Non-diversified loan portfolios: financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (5) Credit: financial services companies may have exposure to investments or agreements which under certain circumstances may lead to losses, for example sub-prime loans; and (6) Competition: the financial services sector has become increasingly competitive.
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Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries or classifications (such as real estate, energy, or sub-prime mortgages), and significant competition. The profitability of these businesses is, to a significant degree, dependent on the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.
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Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies also may be affected by weather, terrorism, long-term climate changes, and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, real estate or “junk” bond holdings) and failures of reinsurance carriers.
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Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to other financial services companies. These companies are subject to extensive regulation, rapid business changes, and volatile performance dependent on the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third-parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
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Other Regulatory Limitations. Regulations of the Securities and Exchange Commission (“SEC”) impose limits on: (1) investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business (although there are exceptions, the Fund is prohibited from investing more than 5% of its total assets in a single company that derives more than 15% of its gross revenues from the securities or investment management business); and (2) investments in insurance companies. The Fund is generally prohibited from owning more than 10% of the outstanding voting securities of an insurance company.
Inflation Risk. Also called purchasing power risk, is the chance that the cash flows from an investment won’t be worth as much in the future because of changes in purchasing power due to inflation.
Real Estate Companies, Including REITs. Real estate securities are issued by companies that have at least 50% of the value of their assets, gross income or net profits attributable to ownership, financing, construction, management, or sale of real estate or to products or services that are related to real estate or the real estate industry. The Funds do not invest directly in real estate. Real estate companies include: real estate investment trusts (“REITs”) or other securitized real estate investments, brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets, and income, and with the requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) each taxable year. REITs generally can be classified as equity REITs, mortgage REITs, or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs also can realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. To the extent that the management fees paid to a REIT are for the same or similar services as the management fees paid by the Funds, there will be a layering of fees which would increase expenses and decrease returns. Securities issued by REITs may trade less frequently and be less liquid than common stock issued by other companies.
Real estate securities, including REITs, are subject to risks associated with the direct ownership of real estate including: (1) declines in property values, because of changes in the economy or the surrounding area or because a particular region has become less appealing to tenants; (2) increases in property taxes, operating expenses, interest rates, or competition; (3) overbuilding; (4) changes in zoning laws; (5) losses from casualty or condemnation; (6) declines in the value of real estate risks related to general and local economic conditions; (7) uninsured casualties or condemnation losses; (8) fluctuations in rental income; (9) changes in neighborhood values; (10) the appeal of properties to tenants; (11) increases in interest rates, and (12) access to the credit markets. The Funds also could be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own.
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Equity REITs may be affected by changes in the value of the underlying property owned by the trusts while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent on management skill, may not be diversified, and are subject to project financing risks. REITs also are subject to: heavy cash flow dependency, defaults by borrowers, self-liquidation, the possibility of failing to qualify for the favorable federal income tax treatment generally available to REITs under the Internal Revenue Code, and failing to maintain exemption from registration under the 1940 Act. Changes in interest rates also may affect the value of the debt securities in the Funds' portfolios. By investing in REITs indirectly through the Funds, a shareholder will bear not only their proportionate share of the expense of the Funds but also, indirectly, similar expenses of the REITs, including compensation of management. Some real estate securities may be rated less than investment grade by rating services. Such securities may be subject to the risks of high-yield, high-risk securities discussed below.
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. In unusual situations it may not be possible to repatriate sales proceeds in a timely fashion. These investments may be very speculative.
Emerging markets might have less developed trading markets and exchanges. These countries may have less- developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Companies operating in emerging markets may not be subject to U.S. prohibitions against doing business with countries which are state sponsors of terrorism. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization, expropriation, or restrictions on foreign ownership of stocks of local companies.
Foreign Currency Risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The Fund may, but generally does not, hedge its currency risk. When the value of a foreign currency declines against the U.S. dollar, the value of the Fund’s shares tends to decline.
Depositary Receipts Risk. Depositary receipts, including American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country. Depositary receipts may trade at a discount or premium to the underlying security and may be less liquid than the underlying securities listed on an exchange.
To the extent that the management fees paid to an investment company are for the same or similar services as the management fees paid by the Fund, there would be a layering of fees that would increase expenses and decrease returns. When the Fund invests in foreign securities, its operating expenses are likely to be higher than those of an investment company investing exclusively in U.S. securities, since the custodial and certain other expenses associated with foreign investments are expected to be higher.
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, negative or positive, on the value of the Fund’s total portfolio.
Preferred Stock Risk. Preferred stock is a form of equity security and is generally ranked behind an issuer’s debt securities in claims for dividends and assets of an issuer in a liquidation or bankruptcy. For this reason, the price of a preferred stock may react more strongly than the debt securities of an issuer. Preferred stock is subject to issuer and market risk that is applicable to equity securities in general. An adverse event may have a negative impact on a company and could result in a decline in the price of its preferred stock. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Convertible Securities. Convertible securities are a form of equity security. Generally, convertible securities are bonds, debentures, notes, preferred stocks, warrants, and other securities that convert or are exchangeable into shares of the underlying common stock at a stated exchange ratio. Usually, the conversion or exchange is solely at the option of the holder. However, some convertible securities may be convertible or exchangeable at the option of the issuer or are automatically converted or exchanged at a certain time, on the occurrence of certain events, or have a combination of these characteristics. Usually a convertible security provides a long-term call on the issuer’s common stock and therefore tends to appreciate in value as the underlying common stock appreciates in value. A convertible security also may be subject to redemption by the issuer after a certain date and under certain circumstances (including a specified price) established on issue. If a convertible security held by the Funds is called for redemption, the Funds could be required to tender it for redemption, convert it into the underlying common stock, or sell it.
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Convertible bonds, debentures, and notes are varieties of debt securities and as such are subject to many of the same risks including interest rate sensitivity, changes in debt rating, and credit risk. In addition, convertible securities are often viewed by the issuer as future common stock subordinated to other debt and carry a lower rating than the issuer’s non-convertible debt obligations. Thus, convertible securities are subject to many of the same risks as high-yield, high-risk securities. A more complete discussion of these risks is provided below in the sections titled “Bonds and Other Debt Securities” and “High-Yield, High-Risk Debt Securities.”
Due to its conversion feature, the price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock. A convertible security will also normally provide a higher yield than the underlying common stock (but generally lower than comparable non-convertible securities). Due to their higher yield, convertible securities generally sell above their “conversion value,” which is the current value of the stock to be received on conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because the yield acts as a price support. When the underlying common stocks rise in value, the value of convertible securities also may be expected to increase, but generally will not increase to the same extent as the underlying common stocks.
Fixed income securities generally are considered to be interest rate sensitive. The value of convertible securities will change in response to changes in interest rates. During periods of falling interest rates, the value of convertible bonds generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
Fixed Income Strategies and Risks
Bonds and Other Debt Securities. Bonds and other debt securities may be purchased by the Funds if the Adviser believes that such investments are consistent with the Funds' investment strategies, may contribute to the achievement of the Funds' investment objectives, and will not violate any of the Funds' investment restrictions. The U.S. Government, corporations, and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest, but are purchased at discounts from their face values. The prices of debt securities fluctuate, depending on such factors as interest rates, credit quality, and maturity.
Bonds and other debt securities, generally, are subject to credit risk and interest rate risk. While debt securities issued by the U.S. Treasury generally are considered free of credit risk, debt issued by agencies and corporations all entail some level of credit risk. Investment grade debt securities have less credit risk than do high-yield, high-risk debt securities. Credit risk is described more fully in the section titled “High-Yield, High-Risk Debt Securities.”
Bonds and other debt securities, generally, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
U.S. Government Securities. U.S. Government securities represent loans by investors to the U.S. Treasury Department or a wide variety of government agencies and instrumentalities. Securities issued by most U.S. Government entities are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government. These entities include, among others, the Federal Home Loan Banks (FHLBs), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by the U.S. Treasury and a small number of U.S. Government agencies, such as the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government. The values of U.S. Government and agency securities and U.S. Treasury securities are subject to fluctuation.
U.S. Government securities include mortgage-related securities issued by an agency or instrumentality of the U.S. Government. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are characterized as “pass-through” securities because both interest and principal payments (including prepayments) are passed through to the holder of such certificates.
As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed as the conservator of FHLMC and FNMA for an indefinite period. In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as conservator, the FHFA will control and oversee these entities until the FHFA deems them financially sound and solvent. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-
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backed securities issued by these entities, the U.S. Department of the Treasury, through a securities lending credit facility and a senior preferred stock purchase agreement, has attempted to enhance the ability of the entities to meet their obligations.
Pools of mortgages also are issued or guaranteed by other agencies of the U.S. Government. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool’s term may be shortened or lengthened by unscheduled or early payment, or by slower than expected prepayment of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. A collateralized mortgage obligation (“CMO”) is a debt security issued by a corporation, trust, custodian, or by a U.S. Government agency or instrumentality that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. Government securities, or corporate debt obligations. The issuer’s obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. CMOs are most often issued in two or more classes (each of which is a separate security) with varying maturities and stated rates of interest. Interest and principal payments from the underlying collateral (generally a pool of mortgages) are not necessarily passed directly through to the holders of the CMOs. These payments typically are used to pay interest on all CMO classes and to retire successive class maturities in a sequence. Thus, the issuance of CMO classes with varying maturities and interest rates may result in greater predictability of maturity with one class and less predictability of maturity with another class than a direct investment in a mortgage-backed pass-through security (such as a GNMA certificate). Classes with shorter maturities, typically, have lower volatility and yield while those with longer maturities, typically, have higher volatility and yield. Thus, investments in CMOs provide greater or lesser control over the investment characteristics than mortgage pass-through securities and offer more defensive or aggressive investment alternatives.
Investments in mortgage-related U.S. Government securities, such as GNMA certificates and CMOs, also involve other risks. The yield on a pass-through security typically is quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Accelerated prepayments adversely impact yields for pass-through securities purchased at a premium. The opposite is true for pass-through securities purchased at a discount. During periods of declining interest rates, prepayment of mortgages underlying pass-through certificates can be expected to accelerate. When the mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, the Funds' ability to maintain a portfolio of high-yielding, mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities that have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages that underlie securities purchased at a premium could result in capital losses. Investment in such securities also could subject the Funds to “maturity extension risk,” which is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security that was considered a short- or intermediate-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.
If the Funds purchase mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Funds, as holders of those securities, may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Funds as holders of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayment on a pool’s underlying mortgages may have similar effects on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greatest in the case of more highly subordinate securities.
The guarantees of the U.S. Government, its agencies, and its instrumentalities are guarantees of the timely payment of principal and interest on the obligations purchased. The values of the shares issued by the Funds are not guaranteed and will fluctuate with the value of the Funds' portfolios. Generally, when the level of interest rates rise, the value of the Funds' investments in U.S. Government securities is likely to decline and, when the level of interest rates decline, the value of the Funds' investments in U.S. Government securities is likely to rise.
The Funds may engage in portfolio trading primarily to take advantage of yield disparities. Such trading strategies may result in minor temporary increases or decreases in the Funds' current income and in their holdings of debt securities that sell at substantial premiums or discounts from face value. If expectations of changes in interest rates or the price of the securities prove to be incorrect, the Funds' potential income and capital gain will be reduced or its potential loss will be increased.
Interest Rate Sensitivity Risk. If a security pays a fixed interest rate and market rates increase, the value of the fixed-rate security should decline. Interest rates may also have a powerful influence on the earnings of financial institutions.
Credit Risk. Like any borrower, the issuer of a fixed income security may be unable to make timely payments of interest and principal. If the issuer is unable to make payments in a timely fashion the value of the security will decline and may become worthless. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal. Even U.S. Government Securities are subject to credit risk.
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High-Yield, High-Risk Debt Securities. The real estate securities, convertible securities, bonds, and other debt securities in which the Funds may invest may include high-yield, high-risk debt securities rated BB or lower by S&P Global (“S&P”) or Ba or lower by Moody’s Investors Service (“Moody’s”) or unrated securities. Securities rated BB or lower by S&P and Ba or lower by Moody’s are referred to in the financial community as “junk bonds” and may include D-rated securities of issuers in default. See Appendix A for a more detailed description of the rating system. Ratings assigned by credit agencies do not evaluate market risks. The Adviser considers the ratings assigned by S&P or Moody’s as one of several factors in its independent credit analysis of issuers. A description of each bond quality category is set forth in Appendix A, titled “Quality Ratings of Debt Securities.” The ratings of Moody’s and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative, subjective, and are not absolute standards of quality. There is no assurance that any rating will not change. The Funds may retain a security whose rating has changed or has become unrated.
While likely to have some quality and protective characteristics, high-yield, high-risk debt securities, whether or not convertible into common stock, usually involve increased risk as to payment of principal and interest. Issuers of such securities may be highly leveraged and may not have available to them traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.
High-yield, high-risk debt securities are subject to greater price volatility than higher-rated securities, tend to decline in price more steeply than higher-rated securities in periods of economic difficulty or accelerating interest rates, and are subject to greater risk of non-payment in adverse economic times. There may be a thin trading market for such securities, which may have an adverse impact on market price and the ability of the Funds to dispose of particular issues and may cause the Funds to incur special securities’ registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Unexpected net redemptions may force the Funds to sell high-yield, high-risk debt securities without regard to investment merit, thereby possibly reducing return rates. Such securities may be subject to redemptions or call provisions, which, if exercised when investment rates are declining, could result in the replacement of such securities with lower-yielding securities, resulting in a decreased return. To the extent that the Funds invest in bonds that are original issue discount, zero-coupon, pay-in-kind or deferred interest bonds, the Funds may have taxable interest income greater than the cash actually received on these issues. In order to avoid taxation at the Fund level, the Funds may have to sell portfolio securities to meet distribution requirements.
The values of high-yield, high-risk debt securities tend to reflect individual corporate developments to a greater extent than higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic and industry conditions than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis regarding individual lower-rated bonds, may result in reduced prices for such securities. If the negative factors such as these adversely impact the value of high-yield, high-risk securities and the Funds hold such securities, the Funds' net asset values will be adversely affected.
The Funds may have difficulty disposing of certain high-yield, high-risk bonds because there may be a thin trading market for such bonds. Because not all dealers maintain markets in all high-yield, high-risk bonds, the Funds anticipate that such bonds could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on market price and the ability to dispose of particular issues and also may make it more difficult to obtain accurate market quotations or valuations for purposes of valuing the Funds' assets. Market quotations generally are available on many high-yield issues only from a limited number of dealers and may not necessarily represent firm bid prices of such dealers or prices for actual sales. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of high-yield, high-risk bonds regardless of a fundamental analysis of the investment merits of such bonds. To the extent that the Funds purchase illiquid or restricted bonds, it may incur special securities’ registration responsibilities, liabilities and costs, and liquidity and valuation difficulties relating to such bonds.
Bonds may be subject to redemption or call provisions. If an issuer exercises these provisions when investment rates are declining, the Funds will be likely to replace such bonds with lower-yielding bonds, resulting in decreased returns. Zero-coupon, pay-in-kind, and deferred interest bonds involve additional special considerations. Zero-coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at discounts from their face amounts or par value. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than securities paying interest currently with similar maturities and credit quality. Pay-in-kind bonds pay interest in the form of other securities rather than cash. Deferred interest bonds defer the payment of interest to a later date. Zero-coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds that pay interest in cash throughout the period to maturity, the Funds will realize no cash until the cash payment date unless a portion of such securities are sold. There is no assurance of the value or the liquidity of securities received from pay-in-kind bonds. If the issuer defaults, the Funds may obtain no return
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at all on its investment. To the extent that the Funds invest in bonds that are original issue discount, zero-coupon, pay-in-kind, or deferred interest bonds, the Funds may have taxable interest income greater than the cash actually received on these issues. In order to distribute such income to avoid taxation, the Funds may have to sell portfolio securities to meet its distribution requirements under circumstances that could be adverse.
Federal tax legislation limits the tax advantages of issuing certain high-yield, high-risk bonds. This could have a materially adverse effect on the market for high-yield, high-risk bonds.
Cash Management. For defensive purposes or to accommodate inflows of cash awaiting more permanent investment, the Funds may temporarily and without limitation hold high-grade, short-term money market instruments, cash, and cash equivalents, including repurchase agreements. The Funds may also invest in registered investment companies which are regulated as money market funds or companies exempted from registration under Sections 3(c)(1) or 3(c)(7) of the 1940 Act that themselves primarily invest in temporary defensive investments, including U.S. Government securities and commercial paper. To the extent that the management fees paid to other investment companies are for the same or similar services as the management fees paid by the Funds, there will be a layering of fees that would increase expenses and decrease returns. Investments in other investment companies are limited by the 1940 Act and the rules thereunder.
In certain instances, the Funds may engage in repurchase agreement transactions through the Fixed Income Clearing Corporation (“FICC”). FICC sells U.S. Government or agency securities to the Funds under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement. The term of the agreement will typically be overnight or over the weekend. The Funds, through FICC, receive delivery of the underlying U.S. Government or agency securities as collateral, whose value is required to be at least equal to the repurchase price. If FICC were to become bankrupt, the Funds may be delayed or may incur costs or possible losses of principal and income in disposing of the collateral.
Master Limited Partnerships Risk. The Funds may invest in securities of master limited partnerships (“MLPs”). Investments in MLPs involve risks that differ from investments in common stock, including risks related to the following: (1) a common unit holder’s limited control and limited rights to vote on matters affecting the MLP; (2) potential conflicts of interest between the MLP and the MLP’s general partner; (3) cash flow; (4) dilution; and (5) the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP common unit holders may not elect the general partner or its directors and have limited ability to remove an MLP’s general partner. MLPs may issue additional common units without unit holder approval which could dilute the ownership interests of investors holding MLP common units. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs, like prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. The value of an MLP security may decline for reasons that directly relate to the issuer such as management performance, financial leverage, and reduced demand for the issuer’s products or services.
Currently, MLPs do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in a requirement to pay federal income tax on its taxable income and have the effect of reducing the amount of cash available for distribution by the MLP, resulting in a reduction of the value of the common unit holder’s investment. Changes in the laws, regulations, or related interpretations relating to the Funds' investments in MLPs could increase the Funds' expenses, reduce their cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact their ability to implement their investment strategies. Due to the heavy state and federal regulations that an MLP’s assets may be subject to, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.
Generally, the securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
Derivatives. The Funds are prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. This restriction is not fundamental and may be changed by the Funds without a shareholder vote. If the Funds do determine to invest in derivatives in the future, they will comply with Rule 18f-4 under the 1940 Act.
Additional Non-Principal Investment Strategies and Risks
Restricted and Illiquid Securities. The Funds may invest in restricted securities that are subject to contractual restrictions on resale. The Funds' policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of a Fund’s net assets would then be illiquid. If illiquid securities were to exceed 15% of a Fund’s net assets, the Adviser would attempt to reduce that Fund’s investment in illiquid securities in an orderly fashion.
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The restricted securities that the Funds may purchase include securities that have not been registered under the Securities Act of 1933, as amended (the “1933 Act”) but are eligible for purchase and sale pursuant to Rule 144A (“Rule 144A Securities”). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under criteria established by the Funds' Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Funds are illiquid and thus subject to the Funds' policy limiting investments in illiquid securities. In making this determination, the Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A Securities also will be monitored by the Adviser and if, as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.
The Funds may also invest in securities of U.S. and non-U.S. issuers that are issued through private offerings pursuant to Regulation S of the 1933 Act, as amended. Regulation S securities are subject to legal or contractual restrictions on resale. These securities may be considered illiquid, as described above. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than the price paid by the Funds. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.
Liquidity Risk Management. The Adviser monitors the adequacy and effectiveness of the implementation of the Liquidity Risk Managed Program (“LRMP”) on an ongoing basis. This monitoring includes a review of the Funds' liquidity risk based on a variety of factors including the Funds' (1) investment strategies, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Funds are currently classified as Funds that primarily hold highly liquid investments. The LRMP includes the classification, no less than monthly, of the Funds' investments into one of four liquidity classifications as provided for in the Liquidity Rule.
At a recent meeting of the Funds' Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2024, through March 31, 2025. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Funds' liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future.
Settlement Risk. Settlement systems in some markets (especially those of developing countries) are generally less well organized than those of more developed markets. There may be risks that settlement may be delayed and that cash or securities belonging to the Funds may be at risk because of failures or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such a situation, a default by a broker or bank that is processing the transaction may cause the Funds to suffer a loss.
Distressed Companies. The Funds may invest in or continue to hold debt or securities issued by distressed companies which are or are about to be involved in reorganizations, financial restructurings, or bankruptcy. A bankruptcy, merger, or other restructuring or a tender or exchange offer, proposed or pending at the time the Funds invest in the debt or securities may not be completed on the terms or within the time frame contemplated which may result in losses to the Funds. Debt obligations of distressed companies typically are unrated, lower-rated, in default, or close to default and are generally more likely to become worthless than the securities of more financially stable companies.
Borrowing. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. A Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. A Fund may borrow from banks provided that, immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings. In the event that such asset coverage at any time falls below 300%, the Fund shall, within three business days thereafter, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. A Fund is not required to dispose of portfolio holdings immediately if it would suffer losses as a result. Borrowing money to meet redemptions or other purposes would have the effect of temporarily leveraging the Fund’s assets and potentially exposing the Fund to leveraged losses.
Lending Portfolio Securities. The Funds may lend their portfolio securities to certain types of eligible borrowers approved by the Board of Directors. The Funds have engaged State Street Bank and Trust Company (“State Street”) as the Funds' lending agent pursuant to a written agreement. The Funds will retain a portion of the securities’ lending income and will remit the remaining portion to State Street as compensation for its services as securities lending agent. As securities lending agent, State Street will screen and select borrowers, monitor the availability of securities, negotiate rebates, daily mark to market the loans, monitor and maintain cash collateral levels, process securities movements, and reinvest cash collateral as directed by the Adviser or as specific in the lending agent agreement.
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The Funds may engage in securities lending to earn additional income or to raise cash for liquidity purposes. The Funds must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day, the loan collateral must be at least equal to the value of the loaned securities. The collateral must consist of cash, bank letters of credit, securities of the U.S. Government or its agencies or instrumentalities, or other cash equivalents in which the Funds are permitted to invest.
Lending activities are strictly limited as described in the section titled “Investment Restrictions.” Lending money or securities involves the risk that the Funds may suffer a loss if a borrower does not repay a loan when due. To manage this risk, the Funds deal only with counterparties they believe to be creditworthy and require that the counterparty deposit collateral with the Funds.
When they loan securities, the Funds still own the securities, receive amounts equal to the dividends or interest on loaned securities, and are subject to gains or losses on those securities. The Funds also receive one or more of: (1) negotiated loan fees; (2) interest on securities used as collateral; and/or (3) interest on any short-term debt instruments purchased with such loan collateral. Either type of interest may be shared with the borrower. The Funds may also pay reasonable finder’s, custodian, and administrative fees in connection with these loans. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and must permit the Funds to reacquire loaned securities on five days’ notice or in time to vote on any important matter.
For purposes of applying the limitation set forth below in the Investment Restrictions sub-section titled “Making Loans,” there are no limitations with respect to unsecured loans made by a Fund to an unaffiliated party. However, if a Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), a Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at value computed at the time of making a loan) would be on loan.
Income from securities lending as of the most recent fiscal year end:
	DEP	DFP	DREP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$3,117	$-	$-
Fees and/or compensation for securities lending activities and related services
Fees paid to State Street from a revenue split for their services as securities lending agent	$86	$-	$-
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split paid to State Street	$24	$-	$-
Administrative fees not included in revenue split	$-	$-	$-
Indemnification fees not included in revenue split	$-	$-	$-
Rebates (paid to borrowers)	$2,750	$-	$-
Other fees not included in revenue split (specify)	$-	$-	$-
Aggregate fees/compensation for securities lending activities	$2,860	$-	$-
Net income from securities lending activities	$257	$-	$-
Short Sales. When the Funds believe that a security is overvalued, they may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Funds may make a profit and, conversely, if the security increases in value, the Funds will incur a loss because they will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Funds will be able to close out the short position at any particular time or at an acceptable price. Although the Funds' gain is limited to the amount at which they sold a security short, their potential loss is not limited. A lender may request that the borrowed securities be returned on short notice. If that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. If the Funds sell a security short, they will either own an off-setting “long position” (an economically equivalent security which is owned) or establish a “Segregated Account” as described in this SAI.
The Funds may also make short sales “against-the-box,” in which they sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against-the-box, which results in a “constructive sale,” requiring the Funds to recognize any taxable gain from the transaction.
The Funds have adopted a non-fundamental investment limitation that prevents them from selling any security short if it would cause more than 5% of their total assets, taken at market value, to be sold short. This limitation does not apply to selling short against the box.
When-Issued and Delayed-Delivery Transactions. The Funds can invest in securities on a “when-issued” basis and can purchase or sell securities on a “delayed-delivery” basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists but that are not available for immediate delivery.
When such transactions are negotiated, the price (which generally is expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date (generally within 45 days of the date
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the offer is accepted). The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates before settlement will affect the value of such securities and may cause a loss to the Funds. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds from the investment.
The Funds may engage in when-issued transactions to secure what the Adviser considers to be an advantageous price and yield at the time of entering into the obligation. When the Funds enter into a when-issued or delayed-delivery transaction, they rely on the other party to complete the transaction. Its failure to do so may cause the Funds to lose the opportunity to obtain the security at a price and yield the Adviser considers to be advantageous. When the Funds engage in when-issued and delayed-delivery transactions, they do so for the purpose of acquiring or selling securities consistent with their investment objectives and strategies, and not for the purpose of investment leverage. Although the Funds will enter into delayed-delivery or when-issued purchase transactions to acquire securities, they can dispose of a commitment before settlement. If the Funds choose to dispose of the right to acquire a when-issued security before its acquisition or to dispose of its right to delivery or receive against a forward commitment, they may incur a gain or loss.
At the time the Funds make the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, they record the transaction on their books and reflect the value of the security purchased in determining the Funds' net asset values. In a sale transaction, they record the proceeds to be received. The Funds will identify on their books liquid securities of any type at least equal in value to the value of the Funds' purchase commitments until the Funds pay for the investment.
When-issued and delayed-delivery transactions can be used by the Funds as defensive techniques to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Funds might sell securities in their portfolios on a forward commitment basis to attempt to limit their exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Funds might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Funds have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code, or unauthorized access to the Funds' digital information systems, networks, or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (e.g., personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Funds. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the Funds' systems, networks, or devices. For example, denial-of-service attacks on the Adviser’s or an affiliate’s website could effectively render the Funds' network services unavailable to their shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the Funds to lose proprietary information, suffer data corruption, or lose operational capacity, which, in turn, could cause the Funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Funds and their investment adviser have established plans and procedures designed to prevent or reduce the impact of a cybersecurity attack, there is no guarantee that these plans and procedures will be successful. There are inherent limitations in these plans and procedures given the ever changing nature of technology and cybersecurity attack tactics and there is a possibility that certain risks have not been adequately identified or prepared for.
In addition, cybersecurity failures by or breaches of the Funds' third-party service providers (including, but not limited to, the Funds' investment adviser, transfer agent, custodian, and other financial intermediaries) may disrupt the business operations of the service providers and of the Funds, potentially resulting in financial losses, the inability of the Funds' shareholders to transact business with the Funds and of the Funds to process transactions, the inability of the Funds to calculate their net asset values, violations of applicable privacy and other laws, rules and regulations, regulatory fines and penalties, reputational damage, reimbursement or other compensatory costs, and/or additional compliance costs associated with implementation of any corrective measures. The Funds and their shareholders could be negatively impacted as a result of any such cybersecurity breaches and there can be no assurance that the Funds will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the Funds' third-party service providers in the future, particularly as the Funds cannot control cybersecurity plans or systems implemented by such service providers.
Securities the Funds invest in are subject to cybersecurity risks in similar ways to the Funds. A cybersecurity risk or cybersecurity event may cause the Funds' investments in such issuers to lose value. In extreme cases, a risk or event could cause the issuer to cease business.
Segregated Accounts. A number of the Funds' potential non-principal investment strategies may require them to establish segregated accounts. When the Funds enter into an investment strategy that would result in a “senior security,” as that term is defined in the 1940 Act, the Funds will either: (1) own an off-setting position in securities; or (2) set aside liquid securities in a segregated account with their custodian bank (or designated in the Funds' books and records) in the amount prescribed. The Funds will maintain the value of such segregated accounts equal to the prescribed amount by adding or removing additional liquid securities to account for fluctuations in the value of securities held in such accounts. Securities held in a segregated account cannot be sold while the senior security is outstanding unless they are replaced with qualifying securities and the value of the account is maintained.
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A segregated account is not required when the Funds hold securities, options, or futures positions whose value is expected to offset its obligations that would otherwise require a segregated account. The Funds may also use other SEC approved methods to reduce or eliminate the leveraged aspects of senior securities.
Portfolio Transactions
The Adviser is responsible for the placement of portfolio transactions, subject to the supervision of the Funds' Board of Directors. Following is a summary of the Adviser’s trading policies which are described in Part 2 of its Form ADV. The Adviser is primarily a discretionary investment adviser. Accordingly, the Adviser generally determines the securities and quantities to be bought and sold for each client’s account.
Best Execution. The Adviser follows procedures intended to provide reasonable assurance of best execution. However, there can be no assurance that best execution will in fact be achieved in any given transaction. The Adviser seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In determining what constitutes best execution, the Adviser not only considers quantitative factors (e.g., the possible transaction cost), but also whether the transaction represents the best qualitative execution. In placing executions and paying brokerage commissions or dealer markups, the Adviser considers, among other factors, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communication and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on the particular security or market in which the transaction is to occur, research, the range and quality of the services made available to clients, and the payment of bona fide client expenses. To the extent that clients direct brokerage, the Adviser cannot be responsible for achieving best execution. The Adviser may place orders for portfolio transactions with broker-dealers who have sold shares of funds which the Adviser serves as adviser or sub-adviser. However, when the Adviser places orders for portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds which the Adviser serves as adviser or sub-adviser. The applicability of specific criteria will vary depending on the nature of the transaction, the market in which it is executed and the extent to which it is possible to select from among multiple broker-dealers.
Cross Trades. When the Adviser deems it to be advantageous, the Funds may purchase or sell securities directly from or to another client account which is managed by the Adviser. This may happen due to a variety of circumstances, including situations when the Funds must purchase securities due to holding excess cash and, at the same time, a different client of the Adviser must sell securities in order to increase its cash position. Cross trades are only executed when deemed beneficial to the Funds and the other client and the Adviser has adopted written procedures to ensure fairness to both parties.
Investment Allocations. The Adviser considers many factors when allocating securities among its clients, including the Funds, including, but not limited to, the client’s investment style, applicable restrictions, availability of securities, available cash, anticipated liquidity, and existing holdings. The Adviser employs several Portfolio Managers each of whom performs independent research and develops different levels of conviction concerning potential investments. Clients managed by the Portfolio Manager performing the research may receive priority allocations of limited investment opportunities that are in short supply, including IPOs.
Clients are not assured of participating equally or at all in any particular investment opportunity. The nature of a client’s investment style may exclude it from participating in many investment opportunities even if the client is not strictly precluded from participation based on written investment restrictions. For example: (1) large-cap value clients are unlikely to participate in IPOs of small-capitalization companies; (2) the Adviser may allocate short-term trading opportunities to clients pursuing active trading strategies rather than clients pursuing long-term, buy-and-hold strategies; (3) minimum block sizes may be optimal for liquidity which may limit the participation of smaller accounts; (4) it is sometimes impractical for some custodians to deal with securities which are difficult to settle; and (5) private accounts and managed money/wrap accounts generally do not participate in direct purchases of foreign securities, but may participate in depositary receipts consisting of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).
The Adviser attempts to allocate limited investment opportunities, including IPOs, among clients in a manner that is fair and equitable when viewed over a considerable period of time and involving many allocations. Generally, the Adviser allocates investments to clients utilizing a pro rata methodology. When the Adviser is limited in the amount of a particular security it can purchase due to a limited supply, limited liquidity, or other reason, the Adviser may allocate the limited investment opportunity to a subset of eligible clients.
The Adviser serves as investment adviser for a number of clients and may deal with conflicts of interest when allocating investment opportunities among its various clients. For example: (1) the Adviser receives different advisory fees from different clients; (2) the performance records of some clients are more public than the performance records of other clients; and (3) the Adviser and its affiliates, owners, officers, and employees have invested substantial amounts of their own capital in some client accounts (notably the Davis Funds, Selected Fund, Clipper Fund, and Davis ETFs), but do not invest their own capital in every client’s account. The majority of the Adviser’s clients pursue specific investment strategies, many of which are similar. The Adviser expects that, over long periods of time, most clients pursuing similar investment strategies should experience similar, but not identical, investment performance. Many factors affect investment performance including but not limited to: (1) the timing of cash deposits and withdrawals to and from an account; (2) the fact that the Adviser may not purchase or
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sell a given security on behalf of all clients pursuing similar strategies; (3) price and timing differences when buying or selling securities; and (4) the clients’ own different investment restrictions. The Adviser’s trading policies are designed to minimize possible conflicts of interest in trading for its clients.
Limitations on Aggregate Investments in a Single Company. The Adviser’s policy is not to invest for the purpose of exercising control or management of other companies. In extraordinary circumstances, the Adviser may seek to influence management. In such an event, appropriate government and regulatory filings would be made.
Federal and state laws, as well as company documents (sometimes referred to as “poison pills”) may limit the percentage of a company’s outstanding shares which may be purchased or owned by the Adviser’s clients. This is especially true in heavily regulated industries such as insurance, banking, and real estate investment trusts. Unless it can obtain an exception, the Adviser will not make additional purchases of these companies for its clients if, as a result of such purchase, shares in excess of the applicable investment limitation (for example, 9.9% of outstanding voting shares) would be held by its clients in the aggregate.
Order Priority. The Adviser’s trading desk prioritizes incoming orders of similar purchases and sales of securities between institutional and managed money/wrap account orders. The Adviser’s trading desk typically executes orders for institutional clients, including investment companies, institutional private accounts, sub-advised accounts, and others. Managed money/wrap account program sponsors typically execute orders for managed money/wrap accounts.
The Adviser’s trading desk attempts to coordinate the timing of orders with a trade rotation to prevent the Adviser from “bidding against itself” on orders. Generally, a block trade representing a portion of the total trade (approximately  1∕2 of an order given by the Portfolio Manager) is placed first for institutional and private accounts. Once this trade is completed, the Adviser places orders for wrap accounts, one sponsor at a time. Sponsors of certain model portfolios will execute trades for their clients. These model portfolio sponsors are included as a part of the wrap account trade rotation. If the Adviser has not received a response from a model portfolio sponsor within a reasonable period of time, the Adviser will resume through the trade rotation. If this occurs, it is possible that the model portfolio sponsor and the Adviser will be executing similar trades for discretionary clients. The trading concludes with another block transaction for institutional and private accounts. The trading desk follows procedures intended to provide reasonable assurance that no clients are disadvantaged by this trade rotation and the compliance department monitors execution quality. However, there can be no assurance that best execution will in fact be achieved in any given transaction.
Pattern Accounts. The Adviser serves as investment adviser for a number of clients which are patterned after model portfolios or designated mutual funds managed by the Adviser. For example, a client pursuing the Adviser’s large-cap value strategy may be patterned after Davis New York Venture Fund. A client patterned after Davis New York Venture Fund will usually have all of its trading (other than trading reflecting cash flows due to client deposits or withdrawals) aggregated with that of Davis New York Venture Fund. In unusual circumstances, the Adviser may not purchase or sell a given security on behalf of all clients (even clients managed in a similar style), and it may not execute a purchase of securities or a sale of securities for all participating clients at the same time.
Orders for accounts which are not patterned after model portfolios or designated mutual funds are generally executed in the order received by the trading desk with the following exceptions: (1) the execution of orders for clients that have directed that particular brokers be used may be delayed until the orders which do not direct a particular broker have been filled; (2) the execution of orders may be delayed when the client (or responsible Portfolio Manager) requests such delay due to market conditions in the security to be purchased or sold; and (3) the execution of orders which are to be bunched or aggregated.
Aggregated Trades. Generally, the Adviser’s equity Portfolio Managers communicate investment decisions to a centralized equity trading desk while fixed income Portfolio Managers normally place their transactions themselves. The Adviser frequently follows the practice of aggregating orders of various institutional clients for execution if the Adviser believes that this will result in the best net price and most favorable execution. In some instances, aggregating trades could adversely affect a given client. However, the Adviser believes that aggregating trades generally benefits clients because larger orders tend to have lower execution costs and the Adviser’s clients do not compete with each other trading in the market. Directed brokerage trades in a particular security are typically executed separately from, and possibly after, the Adviser’s other client trades.
In general, all of the Adviser’s clients (excluding clients who are directing brokerage and managed account/wrap programs) seeking to purchase or sell a given security at approximately the same time will, generally, be aggregated into a single order or series of orders. When an aggregated order is filled, all participating clients receive the price at which the order was executed. If, at a later time, the participating clients wish to purchase or sell additional shares of the same security or if additional clients seek to purchase or sell the same security, then the Adviser will issue a new order and the clients participating in the new order will receive the price at which the new order was executed.
In the event that an aggregated order is not entirely filled, the Adviser will allocate the purchases or sales among participating clients in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients. Generally, partially-filled orders are allocated pro rata based on the initial order submitted by each participating client.
In accordance with the various managed account/wrap programs in which the Adviser participates, the Adviser typically directs all trading to the applicable program sponsor unless, in the Adviser’s reasonable discretion, doing so would adversely affect the client. Clients typically pay no commissions on trades executed through program sponsors. In the event that an order
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to the sponsor of a managed account/wrap program is not entirely filled, the Adviser will allocate the purchases or sales among the clients of that sponsor in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients. Generally, partially-filled orders are allocated among the particular sponsor’s participating clients on a random basis that is anticipated to be equitable over time. The Adviser may, if circumstances permit, execute transactions for ETF clients through transfers-in-kind. There may be times that the Adviser is not able to aggregate transactions because of applicable law or other considerations (such as tax or liquidity considerations) when doing so might otherwise be advantageous.
Trading Error Correction. In the course of managing client accounts, it is possible that trading errors will occur from time to time. The Adviser has adopted Trading Error Correction Policies & Procedures which, when the Adviser is at fault, seek to place a client’s account in the same position it would have been had there been no error. The Adviser retains flexibility in attempting to place a client’s account in the same position it would have been had there been no error. The Adviser attempts to treat all material errors uniformly, regardless of whether they would result in a profit or loss to the client. For example, the Adviser may purchase securities from a client account at cost if they were acquired due to a trading error. If more than one trading error or a series of trading errors is discovered in a client account, then gains and losses on the erroneous trades may be netted.
Research Paid for with Commissions. The Adviser does not use client commissions (“Soft Dollars”) to pay for: (1) computer hardware or software or other electronic communications facilities; (2) publications, both paper based or electronic, that are available to the general public; and (3) research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Adviser’s clients. If the Adviser determines to purchase such services, it pays for them using its own resources.
The Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. The Adviser may take into account the products and services as well as the execution capacity of a brokerage firm in selecting brokers. Thus, transactions may be directed to a brokerage firm that provides: (1) important information concerning a company; (2) introductions to key company officers; (3) industry and company conferences; and (4) other value added research services. The Adviser may have an incentive to select or recommend a broker-dealer based on its interest in continuing to receive these value added research or services that the Adviser believes are useful in its investment decision-making process but only when, in the Adviser’s judgment, the broker-dealer is capable of providing best execution for that transaction. If the Adviser were to direct brokerage to a firm providing these value added services, the Adviser may receive a benefit as it may not have to pay for the services it has received.
Research or other services obtained in this manner may be used in servicing the Adviser’s other accounts, including in connection with other Adviser client accounts other than those that pay commissions to the broker. Such products and services may disproportionately benefit other Adviser client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other Adviser client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account.
The Adviser follows the concepts of Section 28(e) of the Securities Exchange Act of 1934. Subject to the criteria of Section 28(e), the Adviser may pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transactions, in recognition of the value of the brokerage and research services provided by or through the broker. The Adviser’s Head Trader exercises their professional judgment to determine which brokerage firm is best suited to execute any given portfolio transaction. This includes transactions executed through brokerage firms which provide the services listed above. The Adviser does not attempt to allocate soft dollar benefits to client accounts proportionately to the commissions which the accounts pay to brokerage firms which provide research services. The Adviser believes it is important to its investment decision-making to have access to independent research.
Exceptions. There are occasions when the Adviser varies the trading procedures and considerations described above. The Adviser exercises its best judgment in determining whether clients should execute portfolio transactions simultaneously with, prior to, or subsequent to the model portfolio or designated mutual fund that they are patterned after. The factors that the Adviser considers in exercising its judgment include, but are not limited to, the need for confidentiality of the purchase or sale, market liquidity of the securities in issue, the particular events or circumstances that prompt the purchase or sale of the securities, and operational efficiencies. Even when transactions are executed on the same day, clients may not receive the same price as the model portfolios or designated mutual funds they are patterned after. If the transactions are not aggregated, such prices may be better or worse.
Portfolio Turnover. Because the Funds' portfolios are managed using the Davis Investment Discipline, portfolio turnover is expected to be low. The Funds anticipate that, during normal market conditions, their annual portfolio turnover rates will be less than 100%. However, depending upon market conditions, portfolio turnover rates will vary. At times they could be high which could require the payment of larger amounts in brokerage commissions and possibly more taxable distributions.
When the Adviser deems it to be appropriate, the Funds may engage in active and frequent trading to achieve their investment objectives. Active trading may include participation in IPOs. Active trading may result in the realization and distribution to shareholders of larger amounts of capital gains compared with a fund with less active trading strategies which could increase
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shareholder tax liability. Active trading may also generate larger amounts of short-term capital gains which are generally taxable as ordinary income when distributed to taxable shareholders. Frequent trading also increases transaction costs which could detract from the Funds' performance.
Portfolio Commissions
The Funds paid the following brokerage commissions:
Fiscal Year-Ended December 31,	2025	2024	2023
DEP
Brokerage commissions paid:	$15,134	$16,772	$8,465
Amount paid to brokers providing research:	None	None	None
Amount paid to brokers providing services:	None	None	None
DFP
Brokerage commissions paid:	$5,803	$2,220	$4,103
Amount paid to brokers providing research:	None	None	None
Amount paid to brokers providing services:	None	None	None
DREP
Brokerage commissions paid:	$1,628	$1,932	$2,643
Amount paid to brokers providing research:	None	None	None
Amount paid to brokers providing services:	None	None	None
Investments in Certain Broker-Dealers. As of December 31, 2025, the Funds owned the following securities (excluding repurchase agreements) issued by any of their regular brokers and dealers. The Funds' regular brokers and dealers are the ten brokers or dealers receiving the greatest amount of commissions from the Funds' portfolio transactions during the most recent fiscal year, the ten brokers or dealers engaging in the largest amount of principal transactions during the most recent fiscal year, and the ten brokers or dealers that sold the largest amount of Fund shares during the most recent fiscal year. As of the most recent fiscal year-ended December 31, 2025, the Funds owned securities (excluding repurchase agreements) issued by the following broker dealer(s):
Fund	Broker-Dealer	Value
DEP	Wells Fargo & Co.	$3,360,233
DFP	Wells Fargo & Co.	$6,345,056
DFP	JPMorgan Chase & Co.	$5,084,632
DREP	None	n/a
Investment Restrictions
The Funds follow investment strategies developed in accordance with their investment objectives, policies, and restrictions described in their prospectuses and this SAI.
The Funds have adopted the fundamental investment policies set forth below which may not be changed without shareholder approval. Where necessary, an explanation following a fundamental policy describes the Funds' practices with respect to that policy as permitted by governing rules, regulations, and interpretations. If the governing rules, regulations, and/or interpretations change, the Funds' investment practices may change without a shareholder vote.
The fundamental investment restrictions set forth below may not be changed without the approval of the lesser of: (1) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of such company.
Except for the fundamental investment policies regarding illiquid securities and borrowing, all percentage restrictions apply as of the time of an investment without regard to any later fluctuations in the value of portfolio securities or other assets. All references to the assets of the Funds are in terms of current value.
◼
Diversification (Davis Equity Portfolio and Davis Real Estate Portfolio). The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.
Further Explanation of Diversification Policy. To remain classified as a diversified investment company under the 1940 Act, a Fund must conform with the following: with respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
◼
Diversification (Davis Financial Portfolio). The Fund is not required to diversify its investments.
Further Explanation of Diversification Policy. The Fund is classified as non-diversified under the 1940 Act. The Fund intends to remain classified as a regulated investment company under the Internal Revenue Code. This requires the Fund to conform to the following: at the end of each quarter of the taxable year, at least 50% of the value of the Fund’s total assets must be represented by: cash and cash items, U.S. Government securities, securities of other regulated investment
Statement of Additional Information | Davis Funds | 17

companies, and “other securities.” For this purpose, “other securities” does not include investments in the securities of any one issuer representing more than 5% of the value of the Fund’s total assets or more than 10% of the issuer’s outstanding voting securities.
◼
Concentration (Davis Equity Portfolio). The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries.
Further Explanation of Concentration Policy. A Fund may not invest 25% or more of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities). The Fund generally uses the Global Industry Classification Standard (“GICS”) as developed by Morgan Stanley Capital International and S&P Global to determine industry classification. GICS presents industry classification as a series of levels (i.e., sector, industry group, industry, and sub-industry). For purposes of measuring concentration, a Fund generally classifies companies at the “industry group” or “industry” level. However, further analysis may lead the Adviser to classify companies at the sub-industry level. The Adviser will only measure concentration at the sub-industry level when it believes that the various sub-industries in question can reasonably be expected to be impacted differently to a material extent by future economic events. For example, in the “Insurance” industry, the Adviser believes that the sub-industries (insurance brokers, life & health insurance, multi-line insurance, property & casualty insurance, and reinsurance) can reasonably be expected to be impacted differently to a material extent by future economic events such as natural disasters, global politics, inflation, unemployment, technology, etc. In addition, the Adviser may reclassify a company into an entirely different sector if it believes that the GICS classification on a specific company does not accurately describe the company.
◼
Concentration (Davis Financial Portfolio). The Fund concentrates its investments in the financial services industry.
Further Explanation of Concentration Policy. Financial services are a “sector” composed of a number of “industries,” examples of which are included in the following paragraph. The concentration policy requires the Fund to invest at least 25% of its assets in securities principally engaged in the financial services group of industries which together make up the financial services sector. Due to the non-fundamental Name Policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector.
A company is “principally engaged” in financial services if it owns financial services related assets constituting at least 50% of the total value of the company’s assets or if at least 50% of the company’s revenues are derived from its provision of financial services. The financial services sector consists of several different industries that behave differently in different economic and market environments, for example: banking, insurance, and securities brokerage houses. Financial services companies include those with their principal business activity in one of the following areas: banks, financial services, consumer finance, capital markets, insurance, and mortgage REITs.
The Fund may not invest 25% or more of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than issuers in the financial services sector or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities). The Fund generally uses the Global Industry Classification Standard (“GICS”) as developed by Morgan Stanley Capital International and S&P Global to determine industry classification. GICS presents industry classification as a series of levels (i.e., sector, industry group, industry, and sub-industry). For purposes of measuring concentration, the Fund generally classifies companies at the “industry group” or “industry” level. However, further analysis may lead the Adviser to classify companies at the sub-industry level. The Adviser will only measure concentration at the sub-industry level when it believes that the various sub-industries in question can reasonably be expected to be impacted differently to a material extent by future economic events. For example, in the “Insurance” industry, the Adviser believes that the sub-industries (insurance brokers, life & health insurance, multi-line insurance, property & casualty insurance, and reinsurance) can reasonably be expected to be impacted differently to a material extent by future economic events such as natural disasters, global politics, inflation, unemployment, technology, etc. In addition, the Adviser may reclassify a company into an entirely different sector if it believes that the GICS classification on a specific company does not accurately describe the company.
◼
Concentration (Davis Real Estate Portfolio). The Fund concentrates its investments in real estate securities.
Further Explanation of Concentration Policy. Real estate is a “sector” composed of a number of “industries,” examples of which are included in the following paragraph. The concentration policy requires the Fund to invest at least 25% of its assets in securities principally engaged in the real estate group of industries which together makeup the real estate sector. Due to the non-fundamental Name Policy, under normal circumstances the Fund invests at least 80% of its net assets plus any borrowing for investment purposes in securities issued by companies principally engaged in the real estate industry.
Real estate securities are issued by companies that have at least 50% of the value of their assets, gross income, or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. Real estate companies include real estate investment trusts or other securitized real estate investments, brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies.
Statement of Additional Information | Davis Funds | 18

The Fund may not invest 25% or more of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than real estate securities or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities). The Fund generally uses the Global Industry Classification Standard (“GICS”) as developed by Morgan Stanley Capital International and S&P Global to determine industry classification. GICS presents industry classification as a series of levels (i.e., sector, industry group, industry, and sub-industry). For purposes of measuring concentration, the Fund generally classifies companies at the “industry group” or “industry” level. However, further analysis may lead the Adviser to classify companies at the sub-industry level. The Adviser will only measure concentration at the sub-industry level when it believes that the various sub-industries in question can reasonably be expected to be impacted differently to a material extent by future economic events. For example, in the “Insurance” industry, the Adviser believes that the sub-industries (insurance brokers, life & health insurance, multi-line insurance, property & casualty insurance, and reinsurance) can reasonably be expected to be impacted differently to a material extent by future economic events such as natural disasters, global politics, inflation, unemployment, technology, etc. In addition, the Adviser may reclassify a company into an entirely different sector if it believes that the GICS classification on a specific company does not accurately describe the company.
◼
Issuing Senior Securities. The Funds may not issue senior securities, except as permitted under applicable law, including the 1940 Act and published SEC staff positions.
Further Explanation of Issuing Senior Securities. The Funds may not issue senior securities, except as provided by the 1940 Act and any rules, regulations, orders, or letters issued thereunder. This limitation does not apply to selling short against the box. See the non-fundamental restriction further limiting short selling below. The 1940 Act defines a “Senior Security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.
◼
Borrowing. The Funds may not borrow money, except to the extent permitted by applicable law including the 1940 Act and published SEC staff positions.
Further Explanation of Borrowing Policy. A Fund may borrow from banks provided that, immediately thereafter, it has 300% asset coverage for all borrowings. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. A Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. In the event that market fluctuations cause borrowing to exceed the limits stated above, the Adviser would act to remedy the situation as promptly as possible, normally within three business days. The Adviser is not required to dispose of portfolio holdings immediately if a Fund would suffer losses as a result.
◼
Underwriting. The Funds may not underwrite securities of other issuers except to the extent permitted by applicable law, including the 1940 Act and published SEC staff positions.
Further Explanation of Underwriting Policy. The Funds may not underwrite securities of other issuers, except insofar as the Funds may be deemed to be underwriters in connection with the disposition of their portfolio securities.
◼
Investments in Commodities and Real Estate. The Funds may not purchase or sell commodities or real estate, except to the extent permitted by applicable law, including the 1940 Act and published SEC staff positions.
Further Explanation of Policy Restricting Investments in Commodities and Real Estate. The Funds may purchase or sell financial futures contracts, options on financial futures contracts, currency contracts, and options on currency contracts as described in their prospectuses and SAI. The Funds may not purchase or sell real estate, except that the Funds may invest in securities that are directly or indirectly secured by real estate or issued by issuers that invest in real estate.
◼
Making Loans. The Funds may not make loans to other persons, except as allowed by applicable law including the 1940 Act and published SEC staff positions.
Further Explanation of Lending Policy. The acquisition of investment securities or other investment instruments, entering into repurchase agreements, leaving cash on deposit with the Funds' custodian, and similar actions are not deemed to be the making of a loan.
To generate income and offset expenses, the Funds may lend portfolio securities to broker-dealers and other financial institutions that the Adviser believes to be creditworthy in an amount up to 33 1∕3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Funds any income accruing on the security. The Funds may invest any collateral it receives in additional portfolio securities, typically U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations, or interest-bearing cash equivalents. The Funds are still subject to gains or losses due to changes in the value of securities that they have lent.
When the Funds lend their securities, they will require the borrower to give the Funds collateral in cash or U.S. Government securities. The Funds will require collateral in an amount equal to at least 100% of the current value of the securities lent, including accrued interest. The Funds have the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Funds may pay reasonable fees in connection with such loans.
Statement of Additional Information | Davis Funds | 19

Non-Fundamental Investment Policies
The Funds have adopted and will follow the non-fundamental investment policies set forth below which may be changed by the Funds' Board of Directors without the approval of the Funds' shareholders.
◼
Illiquid Securities. A Fund will not purchase or hold illiquid securities if more than 15% of its net assets would be invested in such securities. If illiquid securities exceeded 15% of that Fund’s net assets, the Adviser would attempt to reduce the Fund’s investment in illiquid securities in an orderly fashion.
◼
High-Yield, High-Risk Securities. The Funds will not purchase debt securities rated BB or Ba or lower (sometimes referred to as “Junk Bonds”) if the securities are in default at the time of purchase or if such purchase would then cause more than 20% of the Funds' net assets to be invested in such lower-rated securities.
◼
Short Selling. The Funds will not sell any security short if it would cause more than 5% of their total assets, taken at market value, to be sold short. This limitation does not apply to selling short against the box.
◼
Investing for Control. The Funds do not invest for the purpose of exercising control or management of other companies.
◼
Mortgage, Pledge, Lend or Hypothecate Assets. The Funds will not mortgage, pledge, lend, or hypothecate more than 33 1∕3% of their total assets, taken at market value, in securities lending or other activities.
◼
Name Policy (Davis Financial Portfolio and Davis Real Estate Portfolio). Under normal circumstances, Davis Financial Portfolio invests at least 80% of net assets plus any borrowing for investment purposes in securities issued by companies in the financial services sector. Under normal circumstances Davis Real Estate Portfolio invests at least 80% of net assets plus any borrowing for investment purposes in securities issued by companies in the real estate sector.
Davis Financial Portfolio and Davis Real Estate Portfolio will comply with the Name Policy as of the time an investment is made. If at some point a Fund no longer meets the 80% test (e.g., due to market value changes), it would not be required to sell assets, but any future investments would need to be made in a manner that tends to bring the Fund back into compliance. In addition, because the 80% test applies under “normal circumstances,” a Fund could depart from the 80% requirement to take temporary defensive positions or due to other unusual events such as large in-flows or redemptions.
Davis Financial Portfolio and Davis Real Estate Portfolio will provide the Fund’s shareholders with at least 60 days’ prior notice before changing their Name Policies such that they would invest, under normal circumstances, less than 80% of their net assets plus any borrowing for investment purposes in financial companies or real estate companies, respectively.
State-Imposed-Investment Limitations. In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Funds are committed to complying with the following guidelines. The borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose, and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken). If a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:
(1.)
The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced: (a) to four when foreign country investments comprise less than 80% of the Fund’s net asset value, (b) to three when less than 60% of such value, (c) to two when less than 40% of such value, and (d) to one when less than 20% of such value.
(2.)
Except as set forth in items (3) and (4) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.
(3.)
The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany.
(4.)
The Fund’s investments in United States issuers are not subject to the foreign country diversification guidelines. State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.
Statement of Additional Information | Davis Funds | 20

Section II:
The Funds and Key Persons
This SAI should be read in conjunction with the Funds' prospectuses. This SAI supplements the information available in the prospectuses.
Organization of the Funds
Davis Variable Account Fund, Inc. Davis Variable Account Fund, Inc. is an open-end, diversified management investment company incorporated in Maryland in 1999 and registered under the 1940 Act. Davis Variable Account Fund, Inc. is a series investment company that may issue multiple series, each of which would represent an interest in its separate portfolio. Davis Variable Account Fund, Inc. currently offers three series: Davis Equity Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio (a “Fund” or the “Funds”).
Sold Exclusively to Insurance Companies, Potential Conflicts. Davis Variable Account Fund Inc.’s shares are not offered directly to the public. They are instead sold exclusively to insurance companies (“Participating Insurance Companies”) as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. Differences in tax treatment or other considerations may cause the interests of various shareholders investing through the Participating Insurance Companies participating in the Funds to conflict with one another. The Board will monitor the Funds for any material conflicts and determine what action, if any, should be taken.
Fund Shares. While they have not done so at this time, the Funds may issue shares in different classes. The Board of Directors may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights. Each of the Funds’ shares represent an interest in the assets of the Fund issuing the share and has identical voting, dividend, liquidation, and other rights and the same terms and conditions as any other shares except that: (1) each dollar of net asset value per share is entitled to one vote; (2) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class; (3) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan that pertain to a particular class; and (4) other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share.
For some issues, such as the election of directors, all of Davis Variable Account Fund, Inc.’s authorized series vote together. For other issues, such as approval of the advisory agreement, each authorized series votes separately. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the voting power can elect all of the directors.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the shareholders of the outstanding voting securities of an investment company will not be deemed to have been effectively acted on unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of independent accountants and the election of members of the Board of Directors from the separate voting requirements of the Rule.
In accordance with applicable Maryland law and Davis Variable Account Fund, Inc.’s bylaws, Davis Variable Account Fund does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the 1940 Act or when otherwise called for special purposes. Special shareholder meetings may be called on the written request of shareholders of at least 25% of the voting power that could be cast at the meeting. Davis Variable Account Fund, Inc. will provide assistance in calling and holding such special meetings to the extent required by Maryland statutes or SEC rules and regulations then in effect.
Directors and Officers
Each of the Independent Directors/Trustees and officers holds identical offices with each of the Davis Funds, Selected Fund, and Clipper Fund (five registrants, a total of 15 separate series): Davis New York Venture Fund, Inc., Davis Series, Inc., Davis Variable Account Fund, Inc., Selected American Shares, Inc., and Clipper Funds Trust. The five registrants have the same Directors/Trustees. Certain Directors/Trustees and officers also may hold similar positions with Davis Fundamental ETF Trust, which is also managed by the Adviser.
The Funds' Board of Directors (the “Board”) supervises the business and management of the Funds. The Board establishes the Funds' policies and meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds, the Adviser, and certain other service providers. The Board approves all significant agreements between the Funds and those companies that furnish services to the Funds. Directors are elected and serve until their successors are elected and qualified. Information about the Directors, including their business addresses, dates of birth, principal occupations during the past five years, and other current Directorships of publicly traded companies or funds are set forth in the table below.
The Board has appointed an Independent Director as Chairman. The Chairman presides at meetings of the Directors and may call meetings of the Board and any Board committee whenever deemed necessary. The Chairman may act as a liaison with the
Statement of Additional Information | Davis Funds | 21

Funds' management, officers, attorneys, and other Directors generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.
The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees or working groups of Directors and the full Board in a manner that enhances effective oversight. The Board also believes that having a majority of Independent Directors is appropriate and in the best interest of the Funds' shareholders. Nevertheless, the Board also believes that having interested persons serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.
Directors
For the purposes of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).
Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen	Other Directorships Held by Director During the Past 5 Years
Independent Directors:
Francisco Borges (11/17/51) Director since 2025	Retired; Chairman and Head of Secondaries, Ares Management Corp. (global alternative investment manager) until 2024; Chairman and Managing Partner, Landmark Partners, LLC (private equity firm) until 2021.	15
Director, Selected American Shares,
Inc. (consisting of one
portfolio); Trustee, Clipper Funds
Trust (consisting of one portfolio);
Chairman and Trustee, John S. and
James L. Knight Foundation;
Chairman/Director, Assured Guaranty
Ltd. (financial guaranty insurance
business); Trustee, Millbrook School;
Director, Hartford HealthCare
(healthcare network).

John Gates, Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company); Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	15	Director, Selected American Shares, Inc. (consisting of one portfolio); Trustee, Clipper Funds Trust (consisting of one portfolio); Director, Miami Corp. (diversified investment company).
Samuel Iapalucci (07/19/52) Director since 2006 Chairman since 2025	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	15	Director, Selected American Shares, Inc. (consisting of one portfolio); Trustee, Clipper Funds Trust (consisting of one portfolio).
Katherine MacWilliams (01/19/56) Director since 2025	Retired; Chief Financial Officer, Caridian BCT, Inc. (medical device company) until 2012.	15	Director, Selected American Shares, Inc. (consisting of one portfolio); Trustee, Clipper Funds Trust (consisting of one portfolio).
Lara Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan, & Company, L.L.C. (investment bank).	15	Director, Selected American Shares, Inc. (consisting of one portfolio); Trustee, Clipper Funds Trust (consisting of one portfolio).
Interested Directors:
Andrew Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected American Shares, Inc. (consisting of one portfolio); Trustee, Clipper Funds Trust (consisting of one portfolio).
Statement of Additional Information | Davis Funds | 22

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen	Other Directorships Held by Director During the Past 5 Years
Christopher Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	15
Director, Selected American Shares,
Inc. (consisting of one
portfolio); Trustee, Clipper Funds
Trust (consisting of one portfolio);
Lead Independent Director, Graham
Holdings Company (educational and
media company); Director, The
Coca-Cola Company (beverage
company); Director, Berkshire
Hathaway Inc. (financial services).

Andrew Davis and Christopher Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the 1940 Act. Andrew Davis and Christopher Davis are brothers.
Independent Directors’ Compensation
Independent Directors receive an annual retainer for their service. During the fiscal year-ended December 31, 2025, the compensation paid to the Directors who are not considered to be interested persons of the Funds is listed in the table below. The Directors receive no pecuniary retirement benefits accrued as Fund expenses. Interested Directors are not compensated by the Funds.
Independent Directors	Davis Equity Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio	Aggregate Fund Compensation(1)	Total Complex Compensation(2)
Francisco Borges	$7,578	$4,371	$591	$12,540	$125,000
John Gates Jr.	$7,578	$4,371	$591	$12,540	$125,000
Samuel Iapalucci	$7,578	$4,371	$591	$12,540	$125,000
Katherine MacWilliams	$7,796	$4,496	$608	$12,900	$128,600
Lara Vaughan	$7,578	$4,371	$591	$12,540	$125,000
Director Emeritus
Thomas Gayner(3)	$4,727	$2,733	$378	$7,838	$78,125
(1)
“Aggregate Fund Compensation” is the aggregate compensation paid for service as a director by all series of Davis Variable Account Fund, Inc.
(2)
“Total Complex Compensation” is the aggregate compensation paid for service as a director by all mutual funds with the same investment adviser. There are six registered investment companies in the complex.
(3)
Mr. Gayner retired in March 2025, currently serves as Director Emeritus, and can serve as Director Emeritus until age 78.
Officers
All Davis Funds officers (including some Interested Directors) hold positions as executive officers with the Adviser and its affiliates, including Davis Selected Advisers, L.P. (Adviser), Davis Selected Advisers–NY, Inc. (sub-adviser), Davis Distributors, LLC (the principal underwriter), Davis Investments, LLC (the sole general partner of the Adviser), and other affiliated companies. The Davis Funds do not pay salaries to any of their officers. Each of the Davis Funds' officers is elected annually. Davis Funds' officers serve until reelection or until their successor is elected and qualified.
Lisa Cohen (born 04/25/89, Officer of Davis Variable Account Fund, Inc. since 2021). Vice President and Secretary of Davis New York Venture Fund, Inc., Davis Variable Account Fund, Inc., and Davis Series, Inc. (collectively, the “Davis Funds,” consisting of thirteen portfolios), Selected American Shares, Inc. (consisting of one portfolio), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary of Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser. Prior to assuming these positions, Ms. Cohen worked for Honeywell International, Inc. (January 2020 – June 2021) and as an attorney at Davis Selected Advisers, L.P. (December 2015 – January 2020).
Andrew Davis (born 06/25/63, Officer of Davis Variable Account Fund, Inc. since 1997). See description in the section on Interested Directors.
Christopher Davis (born 07/13/65, Officer of Davis Variable Account Fund, Inc. since 1997). See description in the section on Interested Directors.
Kenneth Eich (born 08/14/53, Officer of Davis Variable Account Fund, Inc. since 1997). Executive Vice President and Principal Executive Officer of Davis New York Venture Fund, Inc., Davis Variable Account Fund, Inc., and Davis Series, Inc. (collectively, the “Davis Funds,” consisting of thirteen portfolios), Selected American Shares, Inc. (consisting of one portfolio), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer of Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas Haines (born 03/04/71, Officer of Davis Variable Account Fund, Inc. since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of Davis New York Venture Fund, Inc., Davis
Statement of Additional Information | Davis Funds | 23

Variable Account Fund, Inc., and Davis Series, Inc. (collectively, the “Davis Funds,” consisting of thirteen portfolios), Selected American Shares, Inc. (consisting of one portfolio), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting of Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Officer of Davis Variable Account Fund, Inc. since 2023). Vice President and Chief Compliance Officer of Davis New York Venture Fund, Inc., Davis Variable Account Fund, Inc., and Davis Series, Inc. (collectively, the “Davis Funds,” consisting of thirteen portfolios), Selected American Shares, Inc. (consisting of one portfolio), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer of Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser. Prior to assuming these positions, Ms. McLoughry spent approximately 18 years in the Fund Accounting department at Davis Selected Advisers, L.P.
Standing Committees of the Board of Directors
Although the Board of Directors has general criteria that guide its choice of candidates to serve on the Board of Directors, there are no specific required qualifications for Board membership, including with respect to the diversity of candidates for Board membership. Candidates for Board membership nominated by shareholders are not treated differently than candidates nominated from other sources. The Board of Directors believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Director represent a diversity of experiences and a variety of complementary skills. Each Director has experience as a Director of the Davis Funds and Selected Fund and Trustee of Clipper Fund. It is the Directors’ belief that this allows the Board of Directors, as a whole, to oversee the business of the Davis Funds in a manner consistent with the best interests of the shareholders of the Davis Funds. When considering potential nominees to fill vacancies on the Board of Directors and as part of its annual self-evaluation, the Board of Directors reviews the mix of skills and other relevant experiences of the Directors. Qualified candidates will be people of proven character and talent who have achieved notable success in their professional careers. The specific talents that the Nominating Committee of the Board of Directors seeks in a candidate depend to a great extent upon the Board of Directors’ needs at the time a vacancy occurs.
The table above provides professional experience of each Director on an individual basis. This disclosure includes the length of time serving the Davis Funds, other directorships held, and their principal occupation during the past five years. With their experience, each of the Directors has become familiar with the regulatory and investment matters of the Davis Funds and have contributed to the Directors’ deliberations. In light of the Davis Funds' business and structure, the Board of Directors believes the experience of each Director is beneficial for overseeing the business of the Davis Funds. Moreover, the Board of Directors believes that the different experiences and backgrounds of the Directors are complementary and enhance the Board of Directors’ ability to oversee the Davis Funds' affairs.
Audit Committee. The Board of Directors has established an Audit Committee, which is comprised entirely of Independent Directors (Katherine MacWilliams, Chair; Francisco Borges; and Lara Vaughan). The Audit Committee has a charter. The Audit Committee reviews financial statements and other audit-related matters for the Davis Funds. The Audit Committee also holds discussions with management and with the Independent Accountants concerning the scope of the audit and the auditor’s independence. The Audit Committee meets as often as deemed appropriate by the Audit Committee. The Audit Committee met four times during the fiscal year-ended December 31, 2025.
The Board of Directors has determined that Katherine MacWilliams is the Davis Funds' Independent Audit Committee Financial Expert pursuant to Section 407 of the Sarbanes-Oxley Act and as defined by Item 3 of Form N-CSR of the 1940 Act. In their deliberations, the Board of Directors considered Ms. MacWilliams’: (1) professional experience; (2) independence as defined in Item 3 of Form N-CSR; and (3) integrity and absence of disciplinary history.
Nominating Committee. The Board of Directors has established a Nominating Committee, which is comprised entirely of Independent Directors (Samuel Iapalucci, Chair; and Francisco Borges), which meets as often as deemed appropriate by the Nominating Committee. The Davis Funds do not elect Directors annually. Each Director serves until retirement, resignation, death, or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78). After formal retirement, Directors may serve in emeritus status, attend board functions, and receive up to one-half the current compensation of Directors. The Nominating Committee met one time during the fiscal year-ended December 31, 2025. The Nominating Committee reviews and nominates persons to serve as members of the Board of Directors, and reviews and makes recommendations concerning the compensation of the Independent Directors. The chairperson of the Nominating Committee also currently serves as the Chairman of the Board and: (1) presides over Board meetings; (2) presides over executive sessions of the Independent Directors of the Davis Funds, in addition to presiding over meetings of the committee; (3) participates with the officers and counsel in the preparation of agendas and materials for Board meetings; (4) facilitates communication between the Independent Directors and management, and among the Independent Directors; and (5) has such other responsibilities as the Board or Independent Directors shall determine.
The Nominating Committee has a charter. When the Board of Directors is seeking a candidate to become a Director, it considers qualified candidates received from a variety of sources, including having authority to retain third-parties that may receive compensation related to identifying and evaluating candidates. Shareholders may propose nominees by writing to the Nominating Committee, in care of the Secretary of the Davis Funds, at 2949 East Elvira, Suite 101, Tucson, Arizona 85756.
Statement of Additional Information | Davis Funds | 24

Brokerage Committee. The Board of Directors has established a Brokerage Committee, which is comprised entirely of Independent Directors (John Gates, Jr., Chair), which meets as often as deemed appropriate by the Brokerage Committee. The Brokerage Committee met one time during the fiscal year-ended December 31, 2025. The Brokerage Committee reviews and makes recommendations concerning the Davis Funds' portfolio brokerage and trading practices.
Risk Oversight
Registered investment companies, including Davis Funds, are subject to a variety of risks, including investment risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance, and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds.
Day-to-day management of Davis Funds, including risk management, is the responsibility of the Davis Funds' contractual service providers, including the Funds' Adviser, Sub-Adviser, as applicable, the Distributor, Custodian and Transfer Agent. Each of these entities is responsible for specific portions of the Funds' operations including the processes and associated risks relating to the Funds' investments, integrity of cash movements, financial reporting, operations, and compliance. The Board of Directors oversees the service providers’ discharge of their responsibilities including the processes they use to manage relevant risks. As part of its overall activities, the Board of Directors reviews the management of the Funds' risk management structure by various departments of the Adviser including: Portfolio Management, Fund Operations, Legal, and Internal Audit, as well as by Davis Funds' Chief Compliance Officer (“CCO”). The responsibility to manage the Funds' risk management structure on a day-to-day basis is within the Adviser’s overall investment management responsibilities. The Adviser has its own, independent interest in risk management.
The Board of Directors discharges risk oversight as part of its overall activities with the assistance of its Audit Committee and CCO. In addressing issues regarding the Funds' risk management between meetings, appropriate representatives of the Adviser communicate with the Chair of the Board of Directors or Davis Funds' CCO, who is accountable and reports directly to the Board of Directors. Various personnel, including Davis Funds' CCO, the Adviser’s management, and other service providers (such as the Funds' independent accountants) make periodic reports to the Board of Directors or to the Audit Committee with respect to various aspects of risk management.
The Board of Directors recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' investment objectives, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Directors as to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the Board of Directors’ risk management oversight is subject to substantial limitations.
The Audit Committee assists the Board of Directors in reviewing with the independent auditors, at various times throughout the year, matters relating to the annual audits and financial accounting and reporting matters.
Davis Funds' CCO assists the Board of Directors in overseeing the significant investment policies of the Funds. The CCO monitors these policies. The Board of Directors receives and considers the CCO’s annual written report which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs. The Board of Directors also receives and considers reports from Davis Funds' CCO throughout the year. As part of its oversight responsibilities, the Board of Directors has approved various compliance policies and procedures. Each Committee presents reports to the Board of Directors which may prompt further discussion of issues concerning the oversight of the Funds' risk management. The Board of Directors also may discuss particular risks that are not addressed in the Committee process.
Directors’ Fund Holdings
Davis Equity Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio are sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts. Therefore, the directors may not invest directly in the Funds.
As of December 31, 2025, the Directors had invested the following amounts in all Funds managed by the Adviser. Investments are listed in the following ranges: None, $1–10,000, $10,001–50,000, $50,001–100,000 and Over $100,000:
Independent Directors	Davis Equity Portfolio Davis Financial Portfolio Davis Real Estate Portfolio	Total Invested In All Funds(1)
Francisco Borges	None	Over $100,000
John Gates Jr.	None	Over $100,000
Samuel Iapalucci	None	Over $100,000
Katherine MacWilliams	None	Over $100,000
Lara Vaughan	None	Over $100,000
Interested Directors(2)		Total Invested In All Funds
Andrew Davis	None	Over $100,000
Christopher Davis	None	Over $100,000
Statement of Additional Information | Davis Funds | 25

(1)
“Total Invested in All Funds” is the aggregate dollar range of investments in all Funds overseen by the individual Director and managed by Davis Selected Advisers, L.P. This includes the Davis Funds, Selected Fund, and Clipper Fund.
(2)
Interested Directors are employed by and own shares in the Adviser and are considered to be “interested persons” of the Davis Funds as defined in the 1940 Act.
Independent Directors’ Affiliations and Transactions
None of the Independent Directors (or their immediate family members) own any securities issued by the Davis Funds' investment adviser, sub-adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies (hereafter referred to as the “Adviser and its affiliates”). Andrew Davis and Christopher Davis own partnership units (directly, indirectly, or both) in the Adviser and are considered to be Interested Directors.
None of the Independent Directors (or their immediate family members) have had any direct or indirect interest, the value of which exceeds $120,000, during the last two calendar years in the Adviser or in the Adviser and its affiliates.
None of the Independent Directors (or their immediate family members) have had any material interest in any transaction, or series of transactions, during the last two calendar years, in which the amount involved exceeds $120,000 and to which any of the following persons was a party: the Davis Funds, an officer of the Davis Funds, or any fund managed by the Adviser, or in the Adviser and its affiliates.
None of the Independent Directors (or their immediate family members) have had any direct or indirect relationships during the last two calendar years, in which the amount involved exceeds $120,000 and to which any of the following persons was a party: the Davis Funds, an officer of the Davis Funds, or any fund managed by the Adviser, or in the Adviser and its affiliates.
None of the officers of the Adviser and its affiliates have served during the last two calendar years on the Board of Directors of a company where any Director of the Fund (or any of the Directors’ immediate family members) served as an officer.
Certain Shareholders of the Funds
As of April 1, 2026, the Funds' Directors and Officers, as a group, owned the following percentages of shares issued by the Funds. This percentage does not include investments controlled indirectly, including holdings by Davis Selected Advisers, L.P.
Officers and Directors (as of April 1, 2026):
Davis Equity Portfolio	None
Davis Financial Portfolio	None
Davis Real Estate Portfolio	None
The following table sets forth, as of April 1, 2026, the name and holdings of each person known by Davis Variable Account Fund, Inc., to be a record owner of more than 5% of the outstanding shares of the Funds. Other than as indicated below, the Funds are not aware of any shareholder who beneficially owns more than 25% of the Funds' total outstanding shares. Shareholders owning a significant percentage of the Funds' shares do not affect the voting rights of other shareholders.
	Name and Address of Shareholders Owning more than 5% of Fund	Percent of Shares Outstanding
Davis Equity Portfolio	Transamerica Life Insurance Co. Cedar Rapids, IA	56.34%
	Pruco Life Insurance Co. of Arizona Newark, NJ	14.12%
	Annuity Investors Life Insurance Co. Cincinnati, OH	8.37%
	Nationwide Insurance Co. NWVLI4 Columbus, OH	7.13%
Davis Financial Portfolio	Allianz Life Insurance Co. of North America Minneapolis, MN	57.22%
	Nationwide Insurance Co. NWPP Columbus, OH	15.42%
Davis Real Estate Portfolio	Guardian Insurance & Annuity Co. Inc. Guardian Separate A/C UL 252 Bethlehem, PA	25.87%
	Guardian Insurance & Annuity Co. Inc. Guardian Separate A/C VA 452 Bethlehem, PA	24.60%
	Guardian Insurance & Annuity Co. Inc. Guardian Separate A/C VA 252 Bethlehem, PA	18.82%
Statement of Additional Information | Davis Funds | 26

Name and Address of Shareholders Owning more than 5% of Fund	Percent of Shares Outstanding
Guardian Insurance & Annuity Co. Inc. Guardian Separate A/C VA 4RK Bethlehem, PA	17.20%
Guardian Insurance & Annuity Co. Inc. Guardian Separate A/C VA 458 Bethlehem, PA	5.60%
Investment Advisory Services
Davis Selected Advisers, L.P. and Davis Selected Advisers–NY, Inc. Davis Selected Advisers, L.P. (the “Adviser”), whose principal office is at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, serves as investment adviser for Davis New York Venture Fund, Inc., Davis Series, Inc., and Davis Variable Account Fund, Inc. (the “Davis Funds”); Davis Fundamental ETF Trust (the “Davis ETFs”); Selected American Shares, Inc. (the “Selected Fund”); and Clipper Funds Trust (the “Clipper Fund”). The Adviser also provides advisory or sub-advisory services to other parties including other registered investment companies, private accounts, offshore funds, and managed money/wrap accounts. Davis Investments, LLC, an entity controlled by Christopher Davis, is the Adviser’s sole general partner. Christopher Davis is Chairman of the Adviser and, as the sole member of the general partner, controls the Adviser. Davis Distributors, LLC (the “Distributor”), a subsidiary of the Adviser, serves as the distributor or principal underwriter of many of the funds that the Adviser administers including Davis Funds, Selected Fund, Clipper Fund, and offshore funds. Davis Selected Advisers–NY, Inc. (the “Sub-Adviser”), a wholly owned subsidiary of the Adviser, performs investment management, research, and other services for the Davis Funds on behalf of the Adviser under sub-advisory agreements with the Adviser. All fees paid to the Sub-Adviser are paid by the Adviser.
Advisory Agreement with Davis Selected Advisers, L.P. and Sub-Advisory Agreement with Davis Selected Advisers–NY, Inc. Pursuant to an Advisory Agreement, each Fund pays the Adviser a fee at an annual rate of 0.55% on its average net assets.
These fees may be higher than those of some other mutual funds but are not necessarily higher than those paid by funds with similar objectives.
Expense Cap. The Adviser is contractually committed to waive fees and/or reimburse the expenses of Davis Equity Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio to the extent necessary to cap total annual fund operating expenses at 1.00%. The Adviser is obligated to continue the expense cap through May 1, 2027. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds.
The Funds paid the following aggregate advisory fees to the Adviser during the last three fiscal years:
Fiscal Year-Ended December 31,	2025	2024	2023
Davis Equity Portfolio	$559,643	$565,245	$501,584
Davis Financial Portfolio	$321,890	$305,435	$281,744
Davis Real Estate Portfolio	$42,994	$50,335	$53,144
In accordance with the provisions of the 1940 Act, the Advisory Agreement and Sub-Advisory Agreement will terminate automatically on assignment and are subject to cancellation on 60 days’ written notice by the Board of Directors, the vote of the holders of a majority of the Funds' outstanding shares, or the Adviser. The continuance of the Advisory Agreement and Sub-Advisory Agreement must be approved at least annually by the Funds' Board of Directors or by the vote of holders of a majority of the outstanding shares of the Funds. In addition, any new agreement or the continuation of the existing agreement, must be approved by a majority of Directors who are not parties to the agreements or interested persons of any such party. The Advisory Agreement also makes provisions for portfolio transactions and brokerage policies of the Funds, which are discussed above under “Portfolio Transactions.”
The Adviser has entered into a Sub-Advisory Agreement with its wholly owned subsidiary, Davis Selected Advisers–NY, Inc., where the Sub-Adviser performs research and other services on behalf of the Adviser. Under the Agreement, the Adviser pays all of the Sub-Adviser’s direct and indirect costs of operation. All of the fees paid to the Sub-Adviser are paid by the Adviser and not the Funds.
Pursuant to the Advisory Agreement, the Adviser, subject to the general supervision of the Funds' Board of Directors, provides management and investment advice and furnishes statistical, executive and clerical personnel, bookkeeping, office space and equipment necessary to carry out its investment advisory functions, and such corporate managerial duties as requested by the Board of Directors of the Funds. The Funds bear all expenses other than those specifically assumed by the Adviser under the Advisory Agreement, including preparation of their tax returns, financial reports to regulatory authorities, dividend determinations, transactions and accounting matters related to their custodian bank, transfer agency, custodial and investor services, and qualification of their shares under federal and state securities laws. The Funds reimburse the Adviser for providing certain services, including accounting and administrative services, and investor services. Such reimbursements are detailed below:
Statement of Additional Information | Davis Funds | 27

Fiscal Year-Ended December 31,	2025	2024	2023
Davis Equity Portfolio
Accounting & Administrative Services:	$5,000	$5,000	$5,000
Investor Services:	None	None	None
Davis Financial Portfolio
Accounting & Administrative Services:	$3,000	$3,000	$3,000
Investor Services:	None	None	None
Davis Real Estate Portfolio
Accounting & Administrative Services:	$2,000	$2,000	$2,000
Investor Services:	None	None	None
Approval of the Advisory and Sub-Advisory Agreements. The Board of Directors is scheduled to meet four times a year. The Directors believe that matters bearing on the Advisory and Sub-Advisory Agreements are considered at most, if not all, of their meetings. The Independent Directors are advised by independent legal counsel selected by the Independent Directors. A discussion of the Directors’ considerations in the annual approval of Advisory and Sub-Advisory Agreements is contained in the Funds' most recent semi-annual Form N-CSR financial statements.
Unique Nature of Each Fund. The Adviser may serve as the investment adviser or sub-adviser to other funds that have investment objectives and principal investment strategies similar to those of the Funds. While the Funds may have many similarities to these other funds, the investment performance of each fund will be different due to a number of differences between the funds including differences in sales charges, expense ratios, and cashflows.
Code of Ethics. The Adviser, Sub-Adviser, Distributor, and the Davis Funds have adopted a Code of Ethics, meeting the requirements of Rule 17j-1 under the 1940 Act that regulate the personal securities transactions of the Adviser’s investment personnel, other employees, and affiliates with access to information regarding securities transactions of the Davis Funds. Such employees may invest in securities including securities that may be purchased or held by the Davis Funds. A copy of the Code of Ethics is on public file with and available from the SEC.
Continuing Regulation. The Adviser, like most other asset managers, is subject to ongoing inquiries from the SEC and/or the Financial Industry Regulatory Authority (“FINRA”) regarding industry practices.
Proxy Voting Policies and Record. The Board of Directors has directed the Adviser to vote the Funds' portfolio securities in conformance with the Adviser’s Proxy Voting Policies and Procedures. These policies and procedures are summarized in Appendix B. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, on the Funds' website, https://davisfunds.com/proxy-voting, by calling Davis Funds' Investor Services at 1-800-279-0279, or on the SEC’s website (www.sec.gov).
Portfolio Managers
Davis Equity Portfolio. The Portfolio Managers of Davis Equity Portfolio are Christopher Davis and Danton Goei. They are the persons primarily responsible for investing the Fund’s assets on a daily basis.
Davis Financial Portfolio. The Portfolio Managers of Davis Financial Portfolio are Christopher Davis and Pierce Crosbie. They are the persons primarily responsible for investing the Fund’s assets on a daily basis.
Davis Real Estate Portfolio. The Portfolio Managers of Davis Real Estate Portfolio are Andrew Davis and Chandler Spears. They are the persons primarily responsible for investing the Fund’s assets on a daily basis.
Accounts Managed as of December 31, 2025
Portfolio Managers	Number of other RICs(1)	Assets(2) in RICs in millions	Number of OPIV(3)	Assets in OPIV in millions	Number of OA(4)	Assets in OA in millions
DEP
Christopher Davis	10	$14,037.1	2	$539.3	35	$10,858.7
Danton Goei	10	$13,553.2	4	$804.8	33	$10,424.7
DFP
Christopher Davis	10	$14,082.3	2	$539.3	35	$10,858.7
Pierce Crosbie	3	$1,632.9	0	$0	3	$948.6
DREP
Andrew Davis	1	$124.3	1	$170.0	2	$30.5
Chandler Spears	1	$124.3	1	$170.0	2	$30.5
(1)
“RIC” means Registered Investment Company.
(2)
“Assets” means total assets managed by the Portfolio Manager. Some or all of these assets may be co-managed with another Portfolio Manager who will also be credited with managing the same assets. The sum of assets managed by Davis Advisors’ Portfolio Managers may exceed the total assets managed by Davis Advisors.
(3)
“OPIV” means Other Pooled Investment Vehicles.
(4)
“OA” means Other Accounts. These accounts are primarily private accounts and sponsors of managed money/wrap accounts.
Statement of Additional Information | Davis Funds | 28

Ownership of Fund Shares as of December 31, 2025
Ownership of shares issued by Davis Variable Account Funds, Inc. is limited to insurance companies that offer variable annuity and/or variable life products. None of the Portfolio Managers own any shares of Davis Variable Account Funds, Inc.
Structure of Compensation
Christopher Davis’ and Andrew Davis’ compensation for services provided to the Adviser consists of a base salary. The Adviser’s Portfolio Managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser’s 401(k) plan comparable to that received by other company employees.
Danton Goei’s, Pierce Crosbie’s, and Chandler Spears’ compensation for services provided to the Adviser consists of: (1) a base salary; (2) an annual discretionary bonus; (3) awards of equity (“Units”) in Davis Selected Advisers, L.P., including Units and/or phantom Units; (4) an incentive plan whereby the Adviser purchases shares in certain mutual funds managed by the Adviser, which vest based on the passage of time provided that the Portfolio Manager is still employed by the Adviser; and (5) an incentive plan whereby the Adviser purchases shares in selected mutual funds managed by the Adviser. In the case of fund shares purchased as described above in (5), at the end of specified periods, generally five-years following the date of purchase, some, all, or none of the Fund shares will be registered in the employee’s name based on Fund performance, after expenses on a pre-tax basis, versus the Fund’s benchmark index, as described in the Fund’s prospectuses or, in limited cases, based on performance ranking among established peer groups. The Adviser does not purchase incentive shares in every fund these Portfolio Managers manage or assist on. In limited cases, such incentive compensation is tied on a memorandum basis to the performance of the portion of the Fund (“sleeve”) managed by the analyst versus the Fund’s benchmark. The Adviser’s Portfolio Managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser’s 401(k) plan comparable to that received by other company employees.
Potential Conflicts of Interest
Potential conflicts of interest may arise in connection with the management of multiple accounts, including potential conflicts of interest related to the knowledge and timing of Davis Funds' trades, investment opportunities, broker selection, and Fund investments. Portfolio Managers and other investment professionals may be privy to the size, timing, and possible market impact of the Funds' trades. It is theoretically possible that Portfolio Managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Funds. It is possible that an investment opportunity may be suitable for both the Funds and other accounts managed by Portfolio Managers but may not be available in sufficient quantities for both the Funds and other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Funds and another account. Management of multiple portfolios and/or other accounts may result in a Portfolio Manager devoting unequal time and attention to the management of each portfolio and/or other accounts. The Adviser seeks to manage such competing interests for the time and attention of Portfolio Managers. For example, many of Davis Advisors’ Portfolio Managers focus on a small set of model accounts with similar accounts being managed by investing in the same securities and using the same investment weightings that are used in connection with the management of the model accounts.
If a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. Large clients may generate more revenue for the Adviser than do smaller accounts. Accounts which pay higher management fees usually generate more revenue than accounts of the same size paying lower management fees. A Portfolio Manager may be faced with a conflict of interest when allocating limited investment opportunities given the benefit to the Adviser of favoring accounts that pay a higher fee or generate more income for the Adviser. To deal with these situations, the Adviser has adopted procedures for allocating limited investment opportunities across multiple accounts.
With respect to securities transactions for the portfolios, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.
Substantial investment of the Adviser or Davis Family assets in certain mutual funds may lead to conflicts of interest. A portion of a Portfolio Manager’s compensation may include awards of equity in Davis Advisors. A Portfolio Manager may face a conflict of interest given that the Adviser is more heavily invested in some funds than in other funds. A portion of the Portfolio Manager’s compensation may also include an incentive plan whereby the Adviser purchases shares in certain funds managed by Davis Advisors. A Portfolio Manager may face a conflict of interest given that their long-term compensation may be more heavily determined by the performance of one fund or portion of a fund than by another fund which he also manages. To mitigate these potential conflicts of interest, the Adviser has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.
Davis Advisors expects that, over long periods of time, most clients pursuing similar investment strategies should experience similar, but not identical, investment performance. Many factors affect investment performance including, but not limited to: (1) the timing of cash deposits and withdrawals to and from an account; (2) the possibility that Davis Advisors may not
Statement of Additional Information | Davis Funds | 29

purchase or sell a given security on behalf of all clients pursuing similar strategies; (3) price and timing differences when buying or selling securities; and (4) clients pursuing similar investment strategies but imposing different investment restrictions. Davis Advisors has adopted written trading policies designed to minimize possible conflicts of interest in trading for its clients.
Conflicts of interest may also arise regarding proxy voting. Davis Advisors has adopted written proxy voting policies designed to minimize possible conflicts of interest when voting proxies on behalf of its clients.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.
Disclosure of Portfolio Holdings
Portfolio Holdings Information Is Protected. Information about the Funds' portfolio holdings is proprietary information which the Adviser is committed to protecting. Davis Funds have adopted procedures reasonably designed to ensure that portfolio holdings information is not released on a selective basis except to qualified persons rendering services to the Funds which require that those persons receive information concerning the Funds' portfolio holdings. Neither the Funds nor the Adviser receives compensation with respect to the disclosure of portfolio holdings.
Public Disclosure of Portfolio Holdings. Information about the Funds' portfolio holdings that has previously been made public may be freely disclosed. Information about portfolio holdings may become “public” by: (1) publication on the Davis Funds' website; (2) quarterly filings with the SEC on Form N-CSR or Form N-PORT Part F; or (3) other publication determined by the Adviser’s Chief Legal Officer or their designee, in writing, stating their rationale, to be public. The publicly disclosed portfolio may exclude certain securities when allowed by applicable regulations and deemed to be in the best interest of the Funds.
Davis Funds' Executive Vice President, or their designee, currently the Davis Funds' Chief Compliance Officer, may authorize publication of portfolio holdings on a more frequent basis.
The Adviser manages other accounts such as separate accounts, private accounts, unregistered products, and portfolios sponsored by companies other than the Adviser. These other accounts may be managed in a similar fashion to the Funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings and may not be subject to the Funds' portfolio holdings disclosure policies.
Statistical Information. The Funds' portfolio holdings procedures do not prevent the release of aggregate, composite or descriptive information that, in the opinion of Davis Funds' Chief Compliance Officer or their designee, does not present material risks of dilution, arbitrage, market timing, insider trading, or other inappropriate trading that may be detrimental to the Funds. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, credit quality, or duration; (3) performance attributions by industry, sector, or country; or (4) aggregated risk statistics.
Release of Non-Public Portfolio Holdings Information. Davis Funds or the Adviser may disclose non-public information about the Funds' portfolio holdings to third-parties in a number of situations, including: (1) disclosure of specific securities (not a material portion of the entire portfolio) to broker-dealers in connection with the purchase or sale by the Fund of such securities; (2) requests for price quotations on specific securities (not a material portion of the entire portfolio) from broker-dealers for the purpose of enabling the Fund’s service providers to calculate the Fund’s net asset value; (3) requests for bids on one or more securities; (4) disclosures in connection with litigation involving Fund portfolio securities; (5) disclosure to regulatory authorities; (6) statements to the press by Portfolio Managers from time to time about the Fund’s portfolio and securities held by the Fund which may or may not have been previously disclosed; and (7) attendance by employees of the Adviser at due diligence meetings with existing or potential investors in which specific Fund holdings are discussed and other information which the employee reasonably believes cannot be used in a manner which would be harmful to the Fund. In addition, the Adviser may provide a wide variety of information about the Fund (other than portfolio holdings) to existing and potential investors and intermediaries working on behalf of such investors. Such information may not be available from publicly available information and may consist of statistical and analytical information concerning the Fund’s portfolio as a whole and how it has performed, without naming specific portfolio securities held by the Fund. Davis Funds' portfolio holdings procedures prohibit release of non-public information concerning the Fund’s portfolio holdings to individual investors, institutional investors, intermediaries which distribute the Fund’s shares, and other parties which are not employed by the Adviser or its affiliates. Information about the Fund’s portfolio holdings may be reviewed by third-parties for legitimate business purposes, but only if: (1) the Adviser’s Chief Operating Officer, or their designee, currently Davis Funds' Chief Compliance Officer, considers the application for review of the Fund’s portfolio holdings and, in their business judgment, the requesting third-party: (a) has a legitimate business purpose for reviewing the portfolio holdings and (b) does not pose a material risk to the Fund; and (2) the third-party enters into an acceptable confidentiality agreement (including a duty not to trade). Davis Funds' Board of Directors is notified of the application for review of the Fund’s portfolio holdings by any such
Statement of Additional Information | Davis Funds | 30

third-parties at the next scheduled quarterly meeting of the Board of Directors, at which time the Board of Directors reviews the application by each such party and considers whether the release of the Fund’s portfolio holding information to the third-parties is in the best interests of the Fund and its shareholders.
Third-Parties Receiving Portfolio Holdings Information. As of January 31, 2026, each of the following third-party service providers have been approved to receive non-public information concerning Davis Funds' portfolio holdings: (1) KPMG LLP (serves as the Funds' independent registered public accounting firm); (2) Linedata (trading software); (3) Global Trading Analytics (provides analytical reports); (4) Clearwater Analytics (provides investment performance attribution reports); (5) State Street Bank and Trust Company (serves as the Funds' custodian bank and securities lending agent); (6) Greenberg Traurig, LLP (counsel for Davis Funds); (7) K&L Gates LLP (counsel for the Adviser); (8) Donnelley Financial Solutions (Software Development); (9) Diligent Corporation (Software Development); (10) Broadridge Financial Solutions (provides analytical reports to the Directors); (11) Deloitte & Touche, R&A CPAs, and Johnson Lambert LLP (serve as the Adviser’s auditors); (12) MSCI/ISS Inc.; (13) Gresham Technologies (US) Inc. (share reconciliation); (14) Compliance Science, Inc.; (15) Pointpath Studios; (16) the Investment Company Institute; and (17) John Pitt (provides editing services).
Administration. Davis Funds' Chief Compliance Officer oversees the release of portfolio holdings information including authorizing the release of portfolio holdings information.
Distribution of Fund Shares
Davis Variable Account Fund, Inc. has adopted a plan under Rule 12b-1 (“Distribution Plan”). This would allow each Fund to pay distribution and other fees for the distribution of its shares and/or services provided to shareholders or shareholders of the insurance separate accounts investing in the Fund. At present, the Funds pay no distribution fees. In the future, the Funds may pay distribution fees up to 0.25% of average annual net assets. Because these fees would be paid out of the Fund’s assets on an ongoing basis, over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges.
Under the Distribution Plan each Fund may in the future reimburse the Distributor for some of its distribution expenses. The Distribution Plan was approved by the Funds’ Board of Directors in accordance with Rule 12b-1 under the 1940 Act. Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares. Payments pursuant to a Distribution Plan would be included in the operating expenses of the Fund. The Distribution Plan continues annually so long as it is approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Independent Directors or a majority of a Fund’s outstanding shares. The Distributor is required to furnish quarterly written reports to the Board of Directors detailing the amounts expended under the Distribution Plan. The Distribution Plan may be amended, provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Currently, Rule 12b-1 provides that as long as the Distribution Plan is in effect, Davis Variable Account Fund, Inc. must commit the selection and nomination of candidates for new Independent Directors to the sole discretion of the existing Independent Directors.
Payments under the Distribution Plan are limited to an annual rate of 0.25% of a Fund’s average daily net asset value. Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling the Funds’ shares, servicing its shareholders and maintaining its shareholder accounts, producing sales literature, printing prospectuses for prospective investors, and other marketing purposes. In addition, to the extent that any investment advisory fees paid by Davis Variable Account Fund, Inc. may be deemed to be indirectly financing any activity that is principally intended to result in the sale of Davis Variable Account Fund, Inc. shares within the meaning of Rule 12b-1, the Distribution Plan authorizes the payment of such fees.
The Distributor. Davis Distributors, LLC (the “Distributor”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, is a wholly owned subsidiary of the Adviser and, pursuant to a Distributing Agreement, acts as principal underwriter of the Funds' shares on a continuing basis. By the terms of the Distributing Agreement, the Distributor (or an affiliate) pays for all expenses in connection with the preparation, printing, and distribution of advertising and sales literature for use in offering the Funds' shares to the public, including reports to shareholders to the extent they are used as sales literature. The Distributor (or an affiliate) also pays for the preparation and printing of prospectuses other than those forwarded to existing shareholders. The continuance and assignment provisions of the Distributing Agreement are the same as those of the Advisory Agreement.
Other Important Service Providers
Custodian. State Street Bank and Trust Company (“State Street” or the “Custodian”), One Congress Street, Suite 1, Boston, MA 02114-2016, serves as custodian of the Funds' assets. The Custodian maintains all of the instruments representing the Funds' investments and all cash. The Custodian delivers securities against payment on sale and pays for securities against delivery on purchase. The Custodian also remits the Funds' assets in payment of their expenses, pursuant to instructions of officers or resolutions of the Board of Directors. The Custodian also provides certain fund accounting services to the Funds.
Transfer Agent. SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”), P.O. Box 219197, Kansas City, MO 64121-9197, serves as the Funds' transfer agent.
Independent Registered Public Accounting Firm. KPMG LLP (“KPMG”), 191 W Nationwide Blvd, Suite 500, Columbus, OH 43215, serves as the Funds' independent registered public accounting firm. KPMG audits the Funds' financial statements and financial highlights, performs other related audit services, and meets with the Audit Committee of the Board of Directors.
Statement of Additional Information | Davis Funds | 31

KPMG also acts as the independent registered public accounting firm to certain other funds advised by the Adviser. In addition, KPMG prepares the Funds' federal and state income tax returns and related forms. Audit and non-audit services provided by KPMG to the Funds must be pre-approved by the Audit Committee.
Counsel. Greenberg Traurig, LLP, 1144 15th Street, Suite 3300, Denver, CO 80202, serves as counsel to the Davis Funds and also serves as counsel for the Independent Directors.
Statement of Additional Information | Davis Funds | 32

Section III:
General Information
This SAI should be read in conjunction with the Funds' prospectuses. This SAI supplements the information available in the Funds' prospectuses.
Determining the Price of Shares
The procedures used to determine the price of shares is described in the Funds' prospectuses. This SAI supplements that discussion.
Net Asset Value. The price per share for purchases or redemptions of Fund shares made directly through Davis Funds, generally, is the value next computed after Davis Funds receives the purchase order or redemption request in good order. In order for your purchase order or redemption request to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must: (1) receive your order before 4 p.m. Eastern time; and (2) promptly transmit the order to Davis Funds. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders or redemption requests to Davis Funds so that you may receive the same day’s net asset value. Note that in the case of redemptions and repurchases of Fund shares owned by corporations, trusts, or estates or of shares represented by outstanding certificates (in the past, Davis Funds issued share certificates), Davis Funds may require additional documents to effect the redemption and the applicable price will be determined as of the next computation following the receipt of the required documentation or outstanding certificates. See “Redemption of Shares.”
The Funds do not price their shares or accept orders for purchases or redemptions on days when the NYSE is closed.
Certain brokers and certain designated intermediaries may accept purchase and redemption orders on their behalf. The Distributor will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the net asset value next computed after such acceptance. Such order may be transmitted to the Funds or their agents several hours after the time of the acceptance and pricing.
Valuation of Portfolio Securities. The valuation of the Funds' portfolio securities is described in the Funds' prospectuses and annual and semi-annual financial statements and other information.
Federal Income Taxes
The Funds’ prospectuses provide a general discussion of federal income taxes. This SAI supplements that discussion. This discussion is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on the Funds and their shareholders. Shareholders may be subject to state and local taxes on distributions. Each investor should consult their own tax adviser regarding the effect of federal, state, and local taxes on any investment in the Funds.
The Funds intend to continue to qualify as a regulated investment company under the Internal Revenue Code and, if so qualified, will not be liable for federal income tax to the extent its earnings are distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income and net capital gains at the corporate tax rates. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to tax on the amount that is not distributed.
If, for any calendar year, the distribution of earnings required under the Internal Revenue Code exceeds the amount distributed, an excise tax, equal to 4% of the excess will be imposed on the applicable Fund. The Funds intend to make distributions during each calendar year sufficient to prevent imposition of the excise tax.
From time to time, the Funds may be entitled to a tax loss carry-forward. Such carry-forward would be disclosed in the most current version of the Fund’s annual report.
As they invest in foreign securities, the Funds may be subject to the withholding of foreign taxes on dividends or interest they receive on foreign securities. Foreign taxes withheld will be treated as an expense of the Funds unless the Funds meet the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions and treaties between certain countries and the United States may reduce or eliminate such taxes.
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as variable annuity contracts and variable life insurance policies (i.e., the assets of the Funds) that are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a variable annuity contract or variable life insurance policy owner with respect to the increase in the value of the variable annuity contract or variable life insurance policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity contracts and variable life insurance policies is treated as meeting the diversification standards if as of the close of each calendar quarter the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no
Statement of Additional Information | Davis Funds | 33

more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of such value is represented by any two investments; (3) no more than 80% of such value is represented by any three investments; and (4) no more than 90% of such value is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment, but each U. S. Government agency or instrumentality is treated as a separate issuer.
Each Fund is managed with the intention of complying with these diversification requirements. It is possible that in order to comply with these requirements less desirable investment decisions may be made that would affect the investment performance of a Portfolio.
You should consult your contract prospectus and your own tax adviser regarding specific questions about federal, state, and local tax issues relating to your contract.
Procedures and Shareholder Rights Are Described by Current Prospectuses and Other Disclosure Documents
Among other disclosures, the Funds' most current prospectuses, SAI, annual and semi-annual reports, and other documents describe: (1) the procedures which the Funds follow when interacting with shareholders; and (2) shareholders’ rights. The Funds' procedures and shareholders’ rights may change from time to time to reflect changing laws, rules, and operations. The Funds' prospectuses and other disclosure documents will be amended from time to time to reflect these changes.
Performance Data
From time to time, the Funds may advertise information regarding their performance. These performance figures are based on historical results and are not intended to indicate future performance.
THE FUNDS’ TOTAL RETURNS DO NOT REFLECT FEES AND EXPENSES APPLICABLE TO YOUR VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE FEES AND EXPENSES WERE REFLECTED, THE RETURNS WOULD BE LOWER. Consult your contract prospectus for the amounts of those contract fees and charges. To keep shareholders and potential investors informed, the Funds may, from time to time, advertise information regarding their performance. These performance figures are based on historical results and are not intended to indicate future performance.
Performance Rankings
Lipper Rankings. From time to time, the Funds may publish the ranking of the performance of their shares by Lipper Analytical Services, Inc. Lipper is a widely recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods in categories based on investment style. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes “peer-group” indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.
Morningstar Ratings and Rankings. From time to time, the Funds may publish the ranking and/or star rating of the performance of their shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds, and municipal bond funds.
Performance Rankings and Comparisons by Other Entities and Publications. From time to time, the Funds may include in their advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron’s, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Funds' shares may be compared in publications to the performance of various market indices or other investments and averages, performance rankings, or other benchmarks prepared by recognized mutual fund statistical services.
Investors also may wish to compare the returns on the Funds' shares to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed- or variable-time deposits and various other instruments such as Treasury bills. However, none of the Funds' returns or share prices are guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depositary obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. Government.
From time to time, the Funds may publish rankings or ratings of the Adviser or the Funds' transfer agent and of the investor services provided by them to shareholders of the Funds. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, using its research or judgment, or based on surveys of investors, brokers, shareholders or others.
Statement of Additional Information | Davis Funds | 34

Other Performance Statistics
In reports or other communications to shareholders and in advertising material, the performance of the Funds may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Funds may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper, Morningstar, or similar independent mutual fund rating services, and the Funds may use evaluations published by nationally recognized independent ranking services and publications. Any given performance comparison should not be considered representative of the Funds' performance for any future period.
In advertising and sales literature, the Funds may publish various statistics relating to investment portfolios such as the average price to book and price to earnings ratios, beta, alpha, R-squared, standard deviation, etc. of the Funds' portfolio holdings.
The performance of the Funds may be compared in publications to the performance of various indices and investments for which reliable performance data is available and to averages, performance rankings or other information prepared by recognized mutual fund statistical services. The Funds' annual report and semi-annual report contain additional performance information and are available on request and without charge by calling Davis Funds toll-free at 1-800-279-0279, Monday through Friday, 9 a.m. to 6 p.m. Eastern time.
Statement of Additional Information | Davis Funds | 35

Appendix A:
Quality Ratings of Debt Securities
Moody’s Credit Ratings
Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are considered upper medium-grade-obligations and are subject to low credit risk.
Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess speculative characteristics.
Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery in principal and interest.
C	Obligations rated C are the lowest-rated class of bonds, and are typically in default, with little prospect for recovery of principal and interest.
S&P Global’s Credit Ratings
AAA	Extremely strong capacity to meet financial commitments. Highest rating.
AA	Very strong capacity to meet financial commitments.
A	Strong capacity to meet financial commitments, but somewhat susceptible to adverse economic conditions and changes in circumstances.
BBB	Adequate capacity to meet financial commitments, but more subject to adverse economic conditions.
BBB-	Considered lowest investment-grade by market participants.
BB+	Considered highest speculative-grade by market participants.
BB	Less vulnerable in near-term but faces major ongoing uncertainties to adverse business, financial and economic conditions.
B	More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.
CCC	Currently vulnerable and dependent on favorable business, financial and economic conditions to meet financial commitments.
CC	Highly vulnerable; default has not yet occurred, but is expected to be a virtual certainty.
C	Currently highly vulnerable to non-payment, and ultimate recovery is expected to be lower than that of higher rated obligations.
D	Payment default on a financial commitment or breach or an imputed promise; also used when a bankruptcy petition has been filed or similar action taken.
Statement of Additional Information | Davis Funds | 36

Appendix B:
Summary of the Adviser’s Proxy Voting Policies and Procedures
Davis Selected Advisers, L.P. (the “Adviser”) votes on behalf of its clients in matters of corporate governance through the proxy voting process. The Adviser takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients. The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.
The Adviser votes proxies with a focus on the investment implications of each issue. For each proxy vote, the Adviser takes into consideration its duty to clients and all other relevant facts known to the Adviser at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.
The Adviser has adopted written Proxy Voting Policies and Procedures and established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the Portfolio Managers for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.
While the Proxy Oversight Group may consider information from many sources, there is no requirement that it consider each source and the Proxy Oversight Group shall have the discretion in its professional judgement to determine each matter to be voted on. The Adviser may utilize research provided by an independent third-party proxy advisory firm. As a policy, the Adviser does not follow the voting recommendations provided by these firms.
Clients may obtain a copy of the Adviser’s Proxy Voting Policies and Procedures, and/or a copy of how their own proxies were voted, by writing to:
Davis Selected Advisers, L.P.
Attn: Chief Compliance Officer
2949 East Elvira Road, Suite 101
Tucson, Arizona, 85756
Guiding Principles
Creating Value for Existing Shareholders. The most important factors that the Adviser will consider in evaluating proxy issues are: (1) the company’s or management’s long-term track record of creating value for shareholders (e.g., in general, the Adviser will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of a management with a poor record); (2) whether, in the Adviser’s estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (3) whether a poor record of long term performance resulted from poor management or from factors outside of management’s control.
Other factors which the Adviser will consider may include:
◼
Shareholder oriented management. One of the factors that the Adviser considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. The Adviser’s research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.
◼
Allow responsible management teams to run the business. Because the Adviser tries, generally, to invest with “owner oriented” managements (see above), it will vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from its initial assessment indicates otherwise. Examples include the election of directors and ratification of auditors. The Adviser supports policies, plans, and structures that give management teams the appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, the Adviser opposes proposals that limit management’s ability to do this. The Adviser will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.
◼
Preserve and expand the power of shareholders in areas of corporate governance. Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. The Adviser will support policies, plans, and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. The Adviser will generally oppose proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.
Statement of Additional Information | Davis Funds | 37

◼
Support compensation policies that reward management teams appropriately for performance. The Adviser believes that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of long-term owners. In the Adviser’s view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where the Adviser feels that the compensation practices at companies the Funds own are not acceptable, the Adviser will exercise its discretion to vote against compensation committee members and specific compensation proposals.
The Adviser exercises its professional judgment in applying these principles to specific proxy votes. The Adviser’s Proxy Policies and Procedures provide additional explanation of the analysis which the Adviser may conduct when applying these guiding principles to specific proxy votes.
Conflicts of Interest
A potential conflict of interest arises when the Adviser has business interests that may not be consistent with the best interests of its client. The Adviser’s Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group exercises its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:
◼
Votes consistent with the “General Proxy Voting Policies,” are presumed to be consistent with the best interests of clients;
◼
The Adviser may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;
◼
The Adviser may obtain guidance from an independent third-party;
◼
The potential conflict may be immaterial; or
◼
Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.
Statement of Additional Information | Davis Funds | 38

PART C
OTHER INFORMATION
Item 28.
Exhibits:
(a)(1)	Articles of Incorporation. Incorporated by reference to registration statement filed on Edgar April 16, 1999.
(a)(2)	Articles Supplementary to Articles of Incorporation, renaming “Davis Value Portfolio” to “Davis Equity Portfolio” filed on Edgar on May 1, 2026.
(b)	By-laws. Davis Funds’ amended and restated bylaws, March 30, 2010. Incorporated by reference to registration statement filed on Edgar April 27, 2011.
(c)	Instruments Defining Rights of Security Holders. Not applicable.
(d)(1)
Investment Advisory Contracts between Davis Variable Account Fund, Inc. and Davis
Selected Advisers, L.P. dated January 1, 2001. Incorporated by reference to registration statement filed on Edgar February 23, 2001.

(d)(2)
Sub-Advisory Agreement between Davis Selected Advisers, L.P., and Davis Selected
Advisers–NY, Inc., dated January 1, 2001. Incorporated by reference to registration statement filed on Edgar February 23, 2001.

(d)(3)	Amendment to Investment Advisory Agreement dated July 1, 2009 reducing advisory fees. Incorporated by reference to registration statement filed on Edgar April 20, 2010.
(e)	Underwriting Contracts. Distributor’s Agreement dated January 1, 2001. Incorporated by reference to registration statement filed on Edgar April 26, 2001.
(f)	Bonus or Profit Sharing Contracts. Not applicable.
(g)	Custodian Agreements. Custodian Agreement with State Street Bank and Trust Company, dated September 5, 2000. Incorporated by reference to registration statement filed on Edgar February 23, 2001.
(h)(1)
Other Material Contracts. Transfer Agency and Service Agreement, dated January 1, 2006 and amendment thereto dated December 17, 2014. Incorporated by reference to registration statement, filed on Edgar April 28, 2017.

(h)(2)	Form of Participation Agreement. Incorporated by reference to registration statement filed on Edgar April 16, 1999.
(h)(3)	Agreement to Waive Fees and Reimburse Expenses. Incorporated by reference to registration statement filed on Edgar February 23, 2001.
(h)(4)	Form of Participation Agreement. Variation used by New York Life Insurance and Annuity Corporation.
(i)*	Legal Opinion. Opinion and Consent of Counsel, Greenberg Traurig LLP.
(j)*	Other Opinions. Consent of Independent Accountants, KPMG LLP.
(k)	Omitted Financial Statements. Incorporated from the Annual Report.
(l)	Initial Capital Agreements. Not applicable.
(m)	Rule 12b-1 Plan as amended December 5, 2000. Incorporated by reference to registration statement filed on Edgar February 23, 2001.
(n)	Rule 18f-3 Plan. Not applicable
(o)	Reserved.

(p)*	Code of Ethics of Registrant and Davis Selected Advisers, L.P. as amended January 1,2026.
(q)(1)
Other Exhibits. Power of Attorney for all Davis Funds Directors and signing officers dated
March 24, 2025, appointing Lisa Cohen and Richard Cutshall as attorneys-in-fact filed on
Edgar April 25, 2025.

*
filed herein
Item 29.
Persons Controlled by or Under Common Control With Registrant
Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.
Item 30.
Indemnification
Registrant’s Articles of Incorporation indemnifies its directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the “Law”) permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders’ derivative suits.
In addition, the Registrant’s directors and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by the Registrant’s adviser.
In addition to the foregoing indemnification, Registrant’s Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.
Item 31.
Business and Other Connections of Investment Adviser
Davis Selected Advisers, L.P. (“DSA”) and affiliated companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered domestic and off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-adviser to other investment companies. Affiliated companies include:
Davis Investments, LLC: the sole general partner of DSA. Controlled by its sole member, Christopher C. Davis.
Venture Advisers, Inc.: a corporation whose primary purpose is to hold limited partner units in DSA.
Davis Selected Advisers – NY, Inc.: a wholly-owned subsidiary of DSA, is a federally registered investment adviser which serves as sub-adviser for many of DSA’s advisory clients.
Davis Distributors LLC: a wholly-owned subsidiary of DSA, is a registered broker-dealer which serves as primary underwriter of Davis New York Venture Fund, Inc., Davis Series, Inc., Davis Variable Account Fund, Inc. (herein collectively referred to as the “Davis Funds”), Selected American Shares, Inc., and Clipper Funds Trust.

Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:
Lisa Cohen (4/25/89), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President and Secretary of each of Davis New York Venture Fund, Inc., Davis Series, Inc., Davis Variable Account Fund, Inc., Selected American Shares, Inc., Clipper Funds Trust, and Davis Fundamental ETF Trust. Vice President, Chief Legal Officer, and Secretary, Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.
Andrew Davis (6/25/63), 620 Fifth Avenue, 3rd Floor, New York, NY 10020. A director and officer of each of Davis New York Venture Fund, Inc., Davis Series, Inc., Davis Variable Account Fund, Inc., and Selected American Shares, Inc. Trustee of Clipper Funds Trust. President of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.
Christopher Davis (7/13/65), 620 Fifth Avenue, 3rd Floor, New York, NY 10020. A director and officer of each of Davis New York Venture Fund, Inc., Davis Series, Inc., Davis Variable Account Fund, Inc., and Selected American Shares, Inc. President and Trustee of Clipper Funds Trust. Director, Chairman of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA, which are described above. Director, Graham Holdings Company. Director, The Coca-Cola Company. Director, Berkshire Hathaway, Inc.
Kenneth Eich (8/14/53), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Executive Vice President and Principal Executive Officer of each of Davis New York Venture Fund, Inc., Davis Series, Inc., Davis Variable Account Fund, Inc. Selected American Shares, Inc., Clipper Funds Trust; Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust. Chief Operating Officer of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.
Douglas Haines (3/4/71), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of Davis New York Venture Fund, Inc., Davis Series, Inc., Davis Variable Account Fund., Inc., Selected American Shares, Inc., Clipper Funds Trust, and Davis Fundamental ETF Trust. Vice President of Davis Investments, LLC.
Michaela McLoughry (3/21/81), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President and Chief Compliance Officer of each of Davis New York Venture Fund, Inc., Davis Series, inc., Davis Variable Account Fund, Inc., Selected American Shares, Inc., Clipper Funds Trust, and Davis Fundamental ETF Trust. Vice President of Davis Investments, LLC. Also serves as Chief Compliance Officer for DSA and as a senior officer for several companies affiliated with DSA which are described above.
Gary Tyc (5/27/56), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Chief Financial Officer, Treasurer, and Secretary of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.
Russell Wiese (5/18/66), 620 Fifth Avenue, 3rd Floor, New York, NY 10020. Chief Marketing Officer of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.
Item 32.
Principal Underwriter
Item 32 (a)
Davis Distributors, LLC, a wholly owned subsidiary of the Adviser, located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85756, is the principal underwriter for Davis New York Venture Fund, Inc., Davis Series, Inc., Davis Variable Account Fund, Inc., Selected American Shares, Inc., Clipper Funds Trust, and Davis Funds SICAV.

Item 32 (b)
Management of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Kenneth Eich 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	President	Executive Vice President and Principal Executive Officer
Russell Wiese 620 Fifth Avenue, 3rd Floor New York, NY 10020	Chief Marketing Officer	None
Gary Tyc 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Vice President, Treasurer and Secretary	None
Michaela McLoughry 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Chief Compliance Officer	Vice President and Chief Compliance Officer
Lisa Cohen 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Vice President and Secretary	Vice President and Secretary
Item 32 (c)
Not applicable.
Item 33.
Location of Accounts and Records
Accounts and records are maintained at the offices of Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, and at the offices of the Registrant’s custodian, State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA, 02114-2016, and the Registrant’s transfer agent SS&C GIDS, Inc., 1055 Broadway, Kansas City, MO 64105
Item 34.
Management Services
Not applicable.
Item 35.
Undertakings
Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant’s latest annual report to shareholders upon request and without charge.

DAVIS VARIABLE ACCOUNT FUND, INC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Tucson and State of Arizona on April 29, 2026.
The Registrant hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
DAVIS VARIABLE ACCOUNT FUND, INC.
* By:	/s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date
/s/ Kenneth Eich*	Principal Executive Officer	April 29, 2026
Kenneth Eich
/s/ Douglas Haines*	Principal Financial Officer; and	April 29, 2026
Douglas Haines	Principal Accounting Officer

* By:	/s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact
*
Lisa Cohen signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 28 (q)(1).
* By:	/s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact

DAVIS VARIABLE ACCOUNT FUND, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on April 29, 2026, by the following persons in the capacities indicated.
Signature	Title
/s/ Francisco Borges*	Director
Francisco Borges
/s/ Andrew Davis*	Director
Andrew Davis
/s/ Christopher Davis*	Director
Christopher Davis
/s/ John Gates*	Director
John Gates
/s/ Samuel Iapalucci*	Director
Samuel Iapalucci
/s/ Katherine MacWilliams*	Director
Katherine MacWilliams
/s/ Lara Vaughan*	Director
Lara Vaughan
*
Lisa Cohen signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28 (q)(1).
* By:	/s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact